UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22739

IndexIQ Active ETF Trust

(Exact name of registrant as specified in charter)

 51 Madison Avenue
New York, NY 10010

(Address of principal executive offices) (Zip code)

Kirk C. Lehneis
IndexIQ Advisors LLC
51 Madison Avenue
New York, NY 10010

(Name and address of agent for service)

Registrant's telephone number, including area code: 1-888-474-7725

Date of fiscal year end: April 30

Date of reporting period: April 30, 2024

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

The Report to Shareholders is attached herewith.

IndexIQ Active ETF Trust

Annual Report

April 30, 2024

IQ MacKay ESG Core Plus Bond ETF (ESGB)

IQ MacKay ESG High Income ETF (IQHI)

IQ MacKay Municipal Insured ETF (MMIN)

IQ MacKay Municipal Intermediate ETF (MMIT)

IQ MacKay California Municipal Intermediate ETF (MMCA)

IQ CBRE Real Assets ETF (IQRA)

IQ Winslow Large Cap Growth ETF (IWLG)

IQ Winslow Focused Large Cap Growth ETF (IWFG)

Not FDIC Insured | May Lose Value | No Bank Guarantee

Special Notice:

Beginning in July 2024, new regulations issued by the Securities and Exchange Commission (SEC) will take effect requiring open-end mutual fund companies and ETFs to (1) overhaul the content of their shareholder reports and (2) mail paper copies of the new tailored shareholder reports to shareholders who have not opted to receive these documents electronically.

If you have not yet elected to receive your shareholder reports electronically, please contact your financial intermediary or visit www.fundreports.com.

The investment return and value of each of the Funds’ shares will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Consider the Funds’ investment objectives, risks, charges and expenses carefully before investing. The prospectus and the statement of additional information include this and other relevant information about the Funds and are available by visiting dfinview.com/NYLIM or by calling 1-888-474-7725. Read the prospectus carefully before investing.

Each of the Funds’ performance that is current to the most recent month-end is available by visiting newyorklifeinvestments.com/etf or by calling 1-888-474-7725.

Availability of Proxy Voting Policies and Proxy Voting Records

You may obtain a description of the IndexIQ Active ETF Trust proxy voting policies, procedures and information regarding how each Fund voted proxies relating to portfolio securities during the 12-month period ending June 30 (available by August 31) without charge, upon request, by calling 1-888-474-7725, visiting neworklifeinvestments.com/etf, or by accessing the SEC’s website at www.sec.gov.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Funds’ Forms N-PORT is available on the SEC’s website at www.sec.gov. Additionally, the Funds’ make their portfolio holdings for the first and third quarters of each fiscal year available on the Funds’ website at dfinview.com/NYLIM.

Availability of Premium/Discount Information

Each Funds’ premium/discount information is available, free of charge, on the Funds’ website newyorklifeinvestments.com/etf or by calling 1-888-474-7725.

Electronic Delivery

Receive email notifications when your most recent shareholder communications are available for review. Access prospectuses, annual reports and semi-annual reports online.

To enroll:

Visit www.fundreports.com

If you have questions about IndexIQ e-Delivery services, contact a representative at 1-888-474-7725.

IndexIQ® and IQ® are registered service marks of New York Life Insurance Company.

“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. IndexIQ® is the indirect wholly owned subsidiary of New York Life Insurance Company and serves as the advisor to the IndexIQ ETFs. ALPS Distributors, Inc. (ALPS) is the principal underwriter of the ETFs, and NYLIFE Distributors LLC is a distributor of the ETFs. NYLIFE Distributors LLC is located at 30 Hudson Street, Jersey City, NJ 07302. ALPS Distributors, Inc. is not affiliated with NYLIFE Distributors LLC. NYLIFE Distributors LLC is a Member FINRA/SIPC.

Shareholder Letter (unaudited)

Message from the President

Stock and bond markets generally gained ground during the 12-month period ended April 30, 2024, bolstered by better-than-expected economic growth and the prospect of monetary easing in the face of a myriad of macroeconomic and geopolitical challenges.

Throughout the reporting period, interest rates remained at their highest levels in decades in most developed countries, with the U.S. federal funds rate in the 5.25%−5.50% range for most of the period, as central banks struggled to bring inflation under control. In late-2023, the U.S. Federal Reserve began to forecast interest rate cuts in 2024, but delayed action as inflation remained stubbornly high, fluctuating between 3.0% and 3.7%. Nevertheless, despite the increasing cost of capital and tighter lending environment that resulted from sustained high rates, economic growth remained surprisingly robust, supported by high levels of consumer spending, low unemployment and strong corporate earnings. Investors tended to shrug off concerns related to sticky inflation and high interest rates—not to mention the ongoing war in Ukraine, intensifying hostilities in the Middle East and simmering tensions between China and the United States—focusing instead on the positives of continued economic growth and surprisingly strong corporate profits.

The S&P 500® Index, a widely regarded benchmark of U.S. market performance, produced solid gains during the reporting period, reaching record levels in March 2024. A preponderance of the Index’s gains were generated by a relatively small number of growth-oriented, mega-cap stocks in the communication services and information technology sectors that stood to benefit from rapid developments in generative artificial intelligence (“AI”). Value-oriented, interest-rate sensitive and small-capitalization shares lagged by significant margins, although market strength widened late in the reporting period. Most overseas equity markets trailed the U.S. market, as developed international economies experienced relatively low growth rates, and weak economic conditions in China undermined emerging markets.

Bonds produced mixed results. The yield on the 10-year Treasury note hit a high of just under 5% in mid-October 2023, ranging between approximately 3.5% and 4.8% for most of the reporting period. The yield curve remained inverted throughout the year, with the 2-year Treasury yield modestly above the 10-year yield, a pattern often viewed as indicative of an impending economic slowdown. Long-term Treasury bonds declined early in the reporting period amid the prevailing environment of macroeconomic uncertainty and rising interest rates, although they later regained some of the lost ground as interest rates stabilized. Corporate bonds produced slightly stronger returns than Treasury securities, driven by more attractive valuations and income opportunities after years of low yields and tight credit spreads. Among corporates, markets generally rewarded longer duration and lower credit quality as investors sought higher yields, despite the added risks implicit in an uptick in default rates. International bond markets also produced mixed returns, with emerging-markets debt advancing over their developed-markets counterparts.

In the midst of the risks and uncertainties inherent in today’s markets, we remain dedicated to providing you with the disciplined investment tools you have come to expect from New York Life Investments over the years.

Thank you for continuing to place your trust in our team.

Sincerely,

Kirk C. Lehneis
President

The opinions expressed are as of the date of this report and are subject to change. There is no guarantee that any forecast made will come to pass. This material does not constitute investment advice and is not intended as an endorsement of any specific investment. Past performance is no guarantee of future results.

Management’s Discussion of Fund Performance (unaudited)

IQ MacKay ESG Core Plus Bond ETF

How did IQ MacKay ESG Core Plus Bond ETF perform during the 12 months ended April 30, 2024?

For the 12 months ended April 30, 2024 (the “reporting period”), IQ MacKay ESG Core Plus Bond ETF returned 1.14% at NAV (net asset value) and 1.49% at market price.1 To compare, the ETF’s Benchmark Index, the Bloomberg U.S. Aggregate Bond Index2 returned −1.47% for the reporting period.

What factors affected the ETF’s performance during the reporting period?

The ETF outperformed its Benchmark Index, primarily due to relatively strong returns from lower-quality assets, which benefited from declining interest rates and narrowing credit spreads. Relative returns also benefited from positioning within structured credit and security selection among investment-grade corporate bonds, specifically within the banking sector.

During the reporting period, how was the ETF’s performance materially affected by investments in derivatives?

During the reporting period, the ETF used U.S. Treasury futures to hedge its duration,3 a position that detracted slightly from returns.

During the reporting period, were there any market events that materially impacted the ETF’s performance or liquidity?

Although U.S. Treasury yields moved quite dramatically during the reporting period, there was no impact on liquidity.

What was the ETF’s duration strategy during the reporting period?

The ETF maintained a longer duration than that of the Benchmark Index throughout the reporting period. As the reporting period progressed, the position was reduced in size, but still detracted slightly. As of April 30, 2024, the ETF’s duration was 6.1 years, in line with the Benchmark Index.

During the reporting period, which sectors made the strongest contributions to the ETF’s performance and which sectors made the weakest contributions?

The ETF’s positioning in structured credit and high-yield corporates made positive contributions to returns. (Contributions take weightings and total returns into account.) The most significant detractors were U.S. Treasury securities and residential mortgage-backed securities (“RMBS”).

What were some of the ETF’s largest purchases and sales during the reporting period?

We rotated the ETF a little further into mortgage credit, focused on the credit risk transfer market, which remained an attractive area, particularly among seasoned deals with low loan-to-value ratios. The issuing agencies continued to tender these bonds at a premium to reduce their cost for providing insurance. We also reduced some of the ETF’s emerging-markets corporate exposure on valuations.

How did the ETF’s sector weightings change during the reporting period?

During the reporting period, we increased the ETF’s exposure to agency mortgages, and reduced its exposure to U.S. Treasury securities. On the margin, exposure to commercial mortgage-backed securities (“CMBS”) increased slightly, while high-yield corporate exposure decreased moderately.

How was the ETF positioned at the end of the reporting period?

As of April 30, 2024, relative to the Benchmark Index, the ETF held overweight exposure to CMBS, asset-backed securities and RMBS. As of the same date, the ETF held underweight exposure to U.S. Treasury securities.

The opinions expressed are those of the portfolio managers as of the date of this report and are subject to change. There is no guarantee that any forecasts will come to pass. This material does not constitute investment advice and is not intended as an endorsement of any specific investment.

1The price used to calculate the market price returns is determined by using the closing price listed on the NYSE Arca and does not represent returns an investor would receive if shares were traded at other times.

2See page 6 for more information on these index returns.

3Duration is a measure of the price sensitivity of a fixed-income investment to changes in interest rates. Duration is expressed as a number of years and is considered a more accurate sensitivity gauge than average maturity.

Management’s Discussion of Fund Performance (unaudited) (continued)

Hypothetical Growth of a $10,000 Investment
(Since Inception Through 4/30/2024)

Fund Performance History

IQ MacKay ESG Core Plus Bond ETF
(as of April 30, 2024)

	1 Year	Since Inception[1]
	Avg Annual	Avg Annual	Cumulative
IQ MacKay ESG Core Plus Bond ETF Market Price[2]	1.49%	-3.39%	-9.32%
IQ MacKay ESG Core Plus Bond ETF NAV	1.14%	-3.45%	-9.48%
Bloomberg U.S. Aggregate Bond Index[3]	-1.47%	-4.03%	-11.03%

1Fund Inception Date: 6/29/2021

2The price used to calculate the market price returns is the mean between the day’s last bid and ask prices. The market price returns do not represent returns an investor would receive if shares were traded at other times.

3The Bloomberg U.S. Aggregate Bond Index is the primary benchmark index for the ETF. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Performance figures may reflect certain fee waivers and/or expense limitations, without which total returns may have been lower.

Management’s Discussion of Fund Performance (unaudited) (continued)

IQ MacKay ESG High Income ETF

How did IQ MacKay ESG High Income ETF perform during the 12 months ended April 30, 2024?

For the 12 months ended April 30, 2024 (the “reporting period”), IQ MacKay ESG High Income ETF returned 7.55% at NAV (net asset value) and 7.53% at market price.1 To compare, the ETF’s Benchmark Index, the Bloomberg Very Liquid High Yield Index2, returned 8.91% for the reporting period.

What factors affected the ETF’s relative performance during the reporting period?

Despite strong absolute returns, the ETF underperformed its Benchmark Index due to underweight exposure to bonds rated CCC, which, along with distressed credits, were the best performers during the reporting period after lagging in 2022. Risk assets rallied as credit spreads narrowed during the reporting period.

What was the ETF’s duration3 strategy during the reporting period?

The duration of the ETF remained in line with, or slightly lower (less than one-quarter of a year) than, the Benchmark Index. This neutral stance had minimal impact on relative returns during the reporting period.

During the reporting period, which sectors were the strongest positive contributors to the ETF’s relative performance and which sectors were particularly weak?

During the reporting period, the ETF’s energy positioning made a positive contribution to relative returns. (Contributions take weightings and total returns into account.) Top performers included oil and gas producer Vital Energy followed by pipeline company EQM Midstream Partners. Selection within capital goods also contributed positively, led by aerospace and defense company TransDigm Group. Consumer cyclicals detracted most significantly from the ETF’s relative returns, due primarily to overweight exposure to Service Corp. International, which underperformed, underweight exposure to the consumer staples group, which outperformed, and a position in Foot Locker, which lagged. Selection in information technology also detracted, as the bonds of CommScope Holding underperformed.

What were some of the ETF’s largest purchases and sales during the reporting period?

During the reporting period, the ETF initiated positions in Algoma Steel, financial concern Antares Holdings and Compass Minerals. During the same period, the ETF exited positions in Allegiant Travel, American Airlines and Callon Petroleum.

How did the ETF’s sector weightings change during the reporting period?

There were no material changes to the ETF’s positioning during the reporting period. On the margin, exposure to banking and basic industry increased slightly, while exposure to energy and information technology decreased.

How was the ETF positioned at the end of the reporting period?

As of April 30, 2024, the ETF held slightly overweight exposure to basic industry and transportation, and underweight exposure to capital goods and financials.

The opinions expressed are those of the portfolio managers as of the date of this report and are subject to change. There is no guarantee that any forecasts will come to pass. This material does not constitute investment advice and is not intended as an endorsement of any specific investment.

1The price used to calculate the market price returns is the mean between the day’s last bid and ask prices and does not represent returns an investor would receive if shares were traded at other times.

2See page 8 for more information on these index returns.

3Duration is a measure of the price sensitivity of a fixed-income investment to changes in interest rates. Duration is expressed as a number of years and is considered a more accurate sensitivity gauge than average maturity.

Management’s Discussion of Fund Performance (unaudited) (continued)

Hypothetical Growth of a $10,000 Investment
(Since Inception Through 4/30/2024)

Fund Performance History

IQ MacKay ESG High Income ETF
(as of April 30, 2024)

	1 Year	Since Inception[1]
	Avg Annual	Avg Annual	Cumulative
IQ MacKay ESG High Income ETF Market Price[2]	7.53%	9.87%	15.37%
IQ MacKay ESG High Income ETF NAV	7.55%	9.77%	15.21%
Bloomberg Very Liquid High Yield Index[3]	8.91%	11.37%	17.77%

1Fund Inception Date:10/25/2022

2The price used to calculate the market price returns is the mean between the day’s last bid and ask prices. The market price returns do not represent returns an investor would receive if shares were traded at other times.

3Bloomberg Very Liquid High Yield Index is the primary benchmark index for the ETF. The Bloomberg Very Liquid High Yield Index is designed to measure the performance of publicly issued U.S. dollar denominated high yield corporate bonds with above-average liquidity. High yield securities are generally rated below investment grade and are commonly referred to as “junk bonds.”

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Performance figures may reflect certain fee waivers and/or expense limitations, without which total returns may have been lower.

Management’s Discussion of Fund Performance (unaudited) (continued)

IQ MacKay Municipal Insured ETF

How did IQ MacKay Municipal Insured ETF perform during the 12 months ended April 30, 2024?

For the 12 months ended April 30, 2024 (the “reporting period”), IQ MacKay Municipal Insured ETF returned 2.21% at NAV (net asset value) and 2.03% at market price.1 To compare, the ETF’s Benchmark Index, the Bloomberg Municipal All Insured Bond Index2 returned 2.38% for the reporting period.

What factors affected the ETF’s performance during the reporting period?

The ETF’s performance relative to the Benchmark Index was undermined primarily by a large underweight position in A-rated3 securities. Conversely, the ETF’s relative performance benefited from favorable yield curve4 positioning. The ETF held overweight exposure to better-valued shorter-term and longer-term securities, while holding underweight exposure to the belly of the curve. Materially overweight exposure to AA-rated5 securities, as well as selection within that cohort, also contributed positively to relative performance, as did an overweight position and good security selection in the local general obligation sector.

What was the ETF’s duration6 strategy during the reporting period?

The ETF typically maintains a duration-neutral strategy that falls within a +/− 10% band of the Benchmark Index’s duration. The ETF finished the reporting period with a modified duration7 of 7.04 years versus the Benchmark Index’s modified duration of 7.17 years. Duration positioning did not have a material impact on relative performance.

During the reporting period, which sectors made the strongest contributions to the ETF’s performance and which sectors made the weakest contributions?

Overweight positioning in the local general obligation sector represented the largest and only material contributor to positive relative outperformance. Underweight exposure to the leasing, special tax and water & sewer sectors were the weakest relative contributors although the positions generated positive absolute returns.

What were some of the ETF’s largest purchases and sales during the reporting period?

The ETF typically maintains a very diversified portfolio. The largest purchase during the reporting period was of a City of Anaheim, CA lease revenue bond representing approximately 1.18% of the ETF. The largest sale was of a Pennsylvania school district bond representing approximately 1.10% of the Fund.

How did the ETF’s sector weightings change during the reporting period?

During the reporting period, the ETF decreased its exposure to the local general obligation sector. Exposure to the local transportation, leasing and education sectors increased.

1The price used to calculate the market price returns is determined by using the closing price listed on the NYSE Arca and does not represent returns an investor would receive if shares were traded at other times.

2See page 11 for more information on these index returns.

3An obligation rated ‘A’ by S&P is deemed by S&P to be somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. In the opinion of S&P, however, the obligor’s capacity to meet its financial commitment on the obligation is still strong. When applied to Fund holdings, ratings are based solely on the creditworthiness of the bonds in the portfolio and are not meant to represent the security or safety of the Fund.

4The yield curve is a line that plots the yields of various securities of similar quality—typically U.S. Treasury issues—across a range of maturities. The U.S. Treasury yield curve serves as a benchmark for other debt and is used in economic forecasting.

5An obligation rated ‘AA’ by S&P is deemed by S&P to differ from the highest-rated obligations only to a small degree. In the opinion of S&P, the obligor’s capacity to meet its financial commitment on the obligation is very strong. When applied to Fund holdings, ratings are based solely on the creditworthiness of the bonds in the portfolio and are not meant to represent the security or safety of the Fund.

6Duration is a measure of the price sensitivity of a fixed-income investment to changes in interest rates. Duration is expressed as a number of years and is considered a more accurate sensitivity gauge than average maturity.

7Modified duration is inversely related to the approximate percentage change in price for a given change in yield.

Management’s Discussion of Fund Performance (unaudited) (continued)

How was the ETF positioned at the end of the reporting period?

As of April 30, 2024, the ETF held significantly overweight exposure to the local general obligation sector of 37.21% versus 15.99% for the Underlying Index. The largest underweight sector position was in transportation (14.51% vs. 20.46%). The ETF’s largest overweight exposures by state were to Texas (15.72% vs. 9.52%) and Illinois (12.85% vs 10.69%). Conversely, the most underweight state exposures were to California (9.24% vs. 17.63%) and New York (7.04% vs. 12.34%).

The opinions expressed are those of the portfolio managers as of the date of this report and are subject to change. There is no guarantee that any forecasts will come to pass. This material does not constitute investment advice and is not intended as an endorsement of any specific investment.

Management’s Discussion of Fund Performance (unaudited) (continued)

Hypothetical Growth of a $10,000 Investment
(Since Inception Through 4/30/2024)

Fund Performance History

IQ MacKay Municipal Insured ETF
(as of April 30, 2024)

	1 Year	3 Year	5 Year	Since Inception[1]
	Avg Annual	Avg Annual	Avg Annual	Avg Annual	Cumulative
IQ MacKay Municipal Insured ETF Market Price[2]	2.03%	-1.74%	1.34%	2.03%	14.04%
IQ MacKay Municipal Insured ETF NAV	2.21%	-1.71%	1.37%	2.03%	14.05%
Bloomberg Municipal All Insured Bond Index[3]	2.38%	-1.39%	1.53%	2.10%	14.52%

1Fund Inception Date: 10/18/2017

2The price used to calculate the market price returns is the mean between the day’s last bid and ask prices. The market price returns do not represent returns an investor would receive if shares were traded at other times.

3The Bloomberg Municipal All Insured Bond Index is the primary benchmark index for the ETF. The Bloomberg Municipal All Insured Bond Index is a total return performance benchmark for municipal bonds that are backed by insurers with Aaa/AAA ratings and have maturities of at least one year.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Performance figures may reflect certain fee waivers and/or expense limitations, without which total returns may have been lower.

Management’s Discussion of Fund Performance (unaudited) (continued)

IQ MacKay Municipal Intermediate ETF

How did IQ MacKay Municipal Intermediate ETF perform during the 12 months ended April 30, 2024?

For the 12 months ended April 30, 2024 (the “reporting period”), IQ MacKay Municipal Intermediate ETF returned 2.09% at NAV (net asset value) and 1.96% at market price.1 To compare, the ETF’s Benchmark Index, the Bloomberg Municipal Bond Index 1-15 Year Blend2 returned 1.85% for the reporting period.

What factors affected the ETF’s performance during the reporting period?

The ETF’s performance relative to the Benchmark Index benefited primarily from favorable yield curve3 positioning. The ETF held overweight exposure to better-valued shorter-term and longer-term securities, while holding underweight exposure to the middle of the yield curve. Strong security selection within AAA-rated and AA-rated securities was additive.4 Within sectors, significantly overweight exposure to housing contributed positively. Finally, an overweight to—and security selection within—Texas bonds was additive.

What was the ETF’s duration5 strategy during the reporting period?

The ETF typically maintains a duration-neutral strategy that falls within a +/− 10% band of the Benchmark Index’s duration. The ETF finished the reporting period with a modified duration6 of 4.06 years versus the benchmark modified duration of 4.33 years. The ETF’s slightly shorter duration represented a modest drag on the relative results.

During the reporting period, which sectors made the strongest contributions to the ETF’s performance and which sectors made the weakest contributions?

Over the reporting period, the ETF’s overweight exposures to the housing and local general obligation sectors contributed positively to relative performance. The ETF’s underweight exposure to transportation detracted from relative performance.

What were some of the ETF’s largest purchases and sales during the reporting period?

The ETF typically maintains a very diversified portfolio. The largest buy trade during the reporting period was a Phoenix Children’s Hospital variable rate demand note, which is a cash equivalent, representing approximately 1.52% of the ETF. The largest sell trade was for a portion of the same Phoenix Children’s Hospital variable rate demand note, which represented less than 1% of assets. No single trade represented a large percentage of the ETF’s assets.

How did the ETF’s sector weightings change during the reporting period?

During the reporting period, the ETF’s exposure to the housing sector increased from 8.57% to 12.40%, while exposure to the IDR/PCR (industry development revenue/pollution control revenue) sector increased from 5.42% to 8.20%. Over the same period, exposure to the education sector decreased from 7.22% to 5.70% and exposure to the state general obligation sector decreased from 6.97% to 4.51%.

1The price used to calculate the market price returns is determined by using the closing price listed on the NYSE Arca and does not represent returns an investor would receive if shares were traded at other times.

2See page 14 for more information on these index returns.

3The yield curve is a line that plots the yields of various securities of similar quality—typically U.S. Treasury issues—across a range of maturities. The U.S. Treasury yield curve serves as a benchmark for other debt and is used in economic forecasting.

4An obligation rated ‘AAA’ has the highest rating assigned by Standard & Poor’s (“S&P”), and in the opinion of S&P, the obligor’s capacity to meet its financial commitment on the obligation is extremely strong. An obligation rated ‘AA’ by S&P is deemed by S&P to differ from the highest-rated obligations only to a small degree. In the opinion of S&P, the obligor’s capacity to meet its financial commitment on the obligation is very strong. When applied to Fund holdings, ratings are based solely on the creditworthiness of the bonds in the portfolio and are not meant to represent the security or safety of the Fund.

5Duration is a measure of the price sensitivity of a fixed-income investment to changes in interest rates. Duration is expressed as a number of years and is considered a more accurate sensitivity gauge than average maturity.

6Modified duration is inversely related to the approximate percentage change in price for a given change in yield.

Management’s Discussion of Fund Performance (unaudited) (continued)

How was the ETF positioned at the end of the reporting period?

As of April 30, 2024, the ETF held overweight positions in the local general obligation sector (22.21% exposure versus 15.91% for the Benchmark Index) and the housing sector (12.40% vs. 1.85%). The most underweight sector position was in the state general obligation sector (4.51% vs. 15.79%). The Fund held overweight exposure to the states of Texas (14.77% vs. 9.44%) and Illinois (9.82% vs. 4.45%), while the most underweight state exposures were to California (5.87% vs 16.75%) and New York (6.94% vs 15.37%).

The opinions expressed are those of the portfolio managers as of the date of this report and are subject to change. There is no guarantee that any forecasts will come to pass. This material does not constitute investment advice and is not intended as an endorsement of any specific investment.

Management’s Discussion of Fund Performance (unaudited) (continued)

Hypothetical Growth of a $10,000 Investment
(Since Inception Through 4/30/2024)

Fund Performance History

IQ MacKay Municipal Intermediate ETF
(as of April 30, 2024)

	1 Year	3 Year	5 Year	Since Inception[1]
	Avg Annual	Avg Annual	Avg Annual	Avg Annual	Cumulative
IQ MacKay Municipal Intermediate ETF Market Price[2]	1.96%	-0.92%	1.65%	2.23%	15.47%
IQ MacKay Municipal Intermediate ETF NAV	2.09%	-0.90%	1.68%	2.23%	15.48%
Bloomberg Municipal Bond Index 1-15 Year Blend[3]	1.85%	-0.59%	1.35%	1.64%	11.24%

1Fund Inception Date: 10/18/2017

2The price used to calculate the market price returns is the mean between the day’s last bid and ask prices. The market price returns do not represent returns an investor would receive if shares were traded at other times.

3The Bloomberg Municipal Bond Index 1-15 Year Blend is the primary benchmark index for the ETF. The Bloomberg Municipal Bond Index 1-15 Year Blend covers the U.S. dollar-denominate long-term tax-exempt bond market. The index has four main sectors state and local general obligation bonds, revenue bonds, insured bonds and pre-refunded bonds.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Performance figures may reflect certain fee waivers and/or expense limitations, without which total returns may have been lower.

Management’s Discussion of Fund Performance (unaudited) (continued)

IQ MacKay California Municipal Intermediate ETF

How did IQ MacKay California Municipal Intermediate ETF perform during the 12 months ended April 30, 2024?

For the 12 months ended April 30, 2024 (the “reporting period”), IQ MacKay California Municipal Intermediate ETF returned 2.73% at NAV (net asset value) and 2.72% at market price.1 To compare, the ETF’s Benchmark Index, the Bloomberg California Intermediate Municipal Bond Index2 returned 1.19% for the reporting period.

What factors affected the ETF’s performance during the reporting period?

The ETF’s performance relative to the Benchmark Index benefited primarily from favorable yield curve3 positioning. The Fund held overweight exposure to better-valued shorter-term and longer-term securities, while holding underweight exposure to the belly of the curve. The Fund’s high yield sleeve also added substantially to relative performance. An out-of-Index allocation to below-investment-grade securities, as well as strong security selection within that cohort, were particularly beneficial during the second half of the reporting period.

What was the ETF’s duration4 strategy during the reporting period?

The ETF’s duration was positioned slightly longer than that of its Benchmark Index, with an average duration of 5.11 years for the ETF versus 4.58 years for the Index. This is primarily due to the Fund’s out-of-Index allocation to below-investment-grade bonds. As AAA5 municipal yields decreased and ratios compressed in the latter part of the reporting period, we adjusted the ETF’s allocation by increasing exposure to less rate-sensitive premium coupon bonds while reducing exposure to lower coupon bonds. Consequently, the duration of the ETF’s investment grade-only holdings was slightly lower than that of the benchmark. Additionally, we identified attractive relative value opportunities in certain high yield securities and, on occasion, slightly increased the ETF’s holdings in below-investment-grade bonds. This allocation contributed to the ETF’s slightly longer duration compared to the Index.

During the reporting period, which sectors made the strongest contributions to the ETF’s performance and which sectors made the weakest contributions?

The strongest positive contributions to the ETF’s performance relative to the Benchmark Index during the reporting period came from overweight exposure to the transportation and electric sectors. (Contributions take weightings and total returns into account.) Conversely, the weakest contributions to relative performance came from overweight exposure to the local general obligation sector and underweight exposure to the hospital sector.

What were some of the ETF’s largest purchases and sales during the reporting period?

The ETF attempts to run a highly diversified portfolio. During the reporting period, the largest buys and sells were both approximately 6% of the ETF.

How did the ETF’s sector weightings change during the reporting period?

During the reporting period, we reduced the ETF’s overweight exposure to the local general obligation sector, while increasing exposure to transportation, special tax and electric.

1The price used to calculate the market price returns is the mean between the day’s last bid and ask prices and does not represent returns an investor would receive if shares were traded at other times.

2See page 17 for more information on these index returns.

3The yield curve is a line that plots the yields of various securities of similar quality—typically U.S. Treasury issues—across a range of maturities. The U.S. Treasury yield curve serves as a benchmark for other debt and is used in economic forecasting.

4Duration is a measure of the price sensitivity of a fixed-income investment to changes in interest rates. Duration is expressed as a number of years and is considered a more accurate sensitivity gauge than average maturity.

5An obligation rated ‘AAA’ has the highest rating assigned by Standard & Poor’s (“S&P”), and in the opinion of S&P, the obligor’s capacity to meet its financial commitment on the obligation is extremely strong. When applied to Fund holdings, ratings are based solely on the creditworthiness of the bonds in the portfolio and are not meant to represent the security or safety of the Fund.

Management’s Discussion of Fund Performance (unaudited) (continued)

How was the ETF positioned at the end of the reporting period?

As of April 30, 2024, the ETF held overweight exposure to the local general obligation sector relative to the Benchmark Index, with a 20.02% exposure versus 13.47% Index weighting, although the 6.55% end-of-reporting-period overweight was considerably smaller than the 13.04% difference at the start of the reporting period. Conversely, the ETF continued to hold significantly underweight allocation to the state general obligation sector, with 3.08% exposure versus 24.85% for the Index. From a relative perspective, the ETF held exposure to Puerto Rico and Guam-issued bonds that the Index did not hold. Lastly, the Index only holds investment-grade securities, while the ETF can hold up to 20% non-investment grade securities. At the end of the reporting period, the ETF had 11.07% exposure to these lower-rated issuers.

The opinions expressed are those of the portfolio managers as of the date of this report and are subject to change. There is no guarantee that any forecasts will come to pass. This material does not constitute investment advice and is not intended as an endorsement of any specific investment.

Management’s Discussion of Fund Performance (unaudited) (continued)

Hypothetical Growth of a $10,000 Investment
(Since Inception Through 4/30/2024)

Fund Performance History

IQ MacKay California Municipal Intermediate ETF
(as of April 30, 2024)

	1 Year	Since Inception[1]
	Avg Annual	Avg Annual	Cumulative
IQ MacKay California Municipal Intermediate ETF Market Price[2]	2.72%	-3.32%	-7.67%
IQ MacKay California Municipal Intermediate ETF NAV	2.73%	-3.34%	-7.72%
Bloomberg California Intermediate Municipal Bond Index[3]	1.19%	-1.29%	-3.03%

1Fund Inception Date: 12/21/2021

2The price used to calculate the market price returns is the mean between the day’s last bid and ask prices. The market price returns do not represent returns an investor would receive if shares were traded at other times.

3The Bloomberg California Intermediate Municipal Bond Index is the primary benchmark index for the ETF. The Bloomberg California Intermediate Municipal Bond Index is an unmanaged index of investment grade tax-exempt California bonds with maturities of five to 10 years.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Performance figures may reflect certain fee waivers and/or expense limitations, without which total returns may have been lower.

Management’s Discussion of Fund Performance (unaudited) (continued)

IQ CBRE Real Assets ETF

How did IQ CBRE Real Assets ETF perform during the period since its inception on May 10, 2023, through April 30, 2024 (the “reporting period”)?

For the reporting period, IQ CBRE Real Assets ETF returned −0.16% at NAV (net asset value) and −0.18% at market price.1 To compare, the ETF’s Benchmark Index, the CBRE Real Assets Blended Index and the MSCI World Index (Net)2 returned −0.09% and 19.17%, respectively, for the reporting period.

What factors affected the ETF’s performance during the reporting period?

The ETF underperformed its Benchmark Index primarily due to unfavorable sector allocation. Conversely, relatively strong stock selection bolstered returns compared to the Index.

During the reporting period, which sectors were the strongest positive contributors to the ETF’s relative performance and which sectors were particularly weak?

On the basis of impact, which takes weightings and total returns into account, the sectors that made the strongest contributions to the ETF’s performance relative to the Index were midstream, U.S. retail and industrial. The sectors that made the weakest contributions to the ETF’s relative performance were emerging markets, self storage and Hong Kong retail.

During the reporting period, which individual stocks made the strongest positive contributions to the ETF’s absolute performance and which stocks detracted the most?

On the basis of impact, which takes weightings and total returns into consideration, the stocks that made the strongest contributions to the ETF’s absolute performance during the reporting period included U.S. retail real estate investment trust (“REIT”) Simon Property Group, midstream infrastructure company Targa Resources and health care REIT Welltower. The ETF continued to hold positions in all three companies as of the end of the reporting period.

During the same period, the weakest contributors to the ETF’s absolute performance were cell tower REIT Crown Castle, industrial REIT Rexford Industrial Realty and self-storage REIT Public Storage. The ETF continued to hold positions in all three companies as of the end of the reporting period, as we believed shares represented an attractive combination of value and growth.

How did the ETF’s sector weightings change during the reporting period?

During the reporting period, the largest increases in the ETF’s sector weightings were in U.S. health care and U.S. net lease, both reflecting attractive relative valuations. The largest decreases in exposure were in emerging markets and U.S. towers.

How was the ETF positioned at the end of the reporting period?

As of April 30, 2024, the ETF held its most overweight positions relative to the Index in storage, U.S. retail and hotels. As of the same date, the ETF’s most significantly underweight sector positions were in emerging markets, U.S. industrial and U.S. residential.

The opinions expressed are those of the portfolio managers as of the date of this report and are subject to change. There is no guarantee that any forecasts will come to pass. This material does not constitute investment advice and is not intended as an endorsement of any specific investment.

1The price used to calculate the market price returns is the mean between the day’s last bid and ask prices and does not represent returns an investor would receive if shares were traded at other times.

2See page 19 for more information on these index returns.

Management’s Discussion of Fund Performance (unaudited) (continued)

Hypothetical Growth of a $10,000 Investment
(Since Inception Through 4/30/2024)

Fund Performance History

IQ CBRE Real Assets ETF
(as of April 30, 2024)

Since Inception[1]
Cumulative
IQ CBRE Real Assets ETF Market Price[2]	-0.18%
IQ CBRE Real Assets ETF NAV	-0.16%
MSCI World Index[3]	19.17%
CBRE Real Assets Blended Index[3]	-0.09%

1Fund Inception Date: 5/10/2023

2The price used to calculate the market price returns is the mean between the day’s last bid and ask prices. The market price returns do not represent returns an investor would receive if shares were traded at other times.

3The MSCI World Index is the primary benchmark index for the ETF. The MSCI World Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The CBRE Real Assets Blended Index is a blended index of 50% EPRA Nareit Developed Index Net Total Return Index a free-float adjusted, market capitalization-weighted index designed to track the performance of listed real estate companies in developed countries worldwide, and 50% FTSE Global Core Infrastructure 50/50 Net Total Return Index which captures the performance of listed infrastructure securities in both developed and emerging markets.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Performance figures may reflect certain fee waivers and/or expense limitations, without which total returns may have been lower.

Management’s Discussion of Fund Performance (unaudited) (continued)

IQ Winslow Large Cap Growth ETF

How did IQ Winslow Large Cap Growth ETF perform during the 12 months ended April 30, 2024?

For the 12 months ended April 30, 2024 (the “reporting period”), IQ Winslow Large Cap Growth ETF returned 36.94% at NAV (net asset value) and 37.02% at market price.1 To compare, the ETF’s Benchmark Index, the Russell 1000 Growth Index2, returned 31.80% for the reporting period.

What factors affected the ETF’s performance during the reporting period?

Stock selection in the industrials, information technology and communication services sectors drove most of the ETF’s outperformance relative to its Benchmark Index. Relatively strong gains in these areas were partially offset by weaker stock selection results in the consumer discretionary and financials sectors. From an allocation perspective, the ETF’s relative performance benefited from underweight exposure to the lagging consumer staples and real estate sectors, and overweight exposure to the strong-performing information technology and communication services sectors. These positive allocation effects were partially offset by the ETF’s modestly overweight exposure to the underperforming health care sector.

During the reporting period, were there any market events that materially impacted the ETF’s performance or liquidity?

Large-cap equities generated strong returns for the reporting period. Early in 2023, inflation concerns mellowed. While the U.S. Federal Reserve (the “Fed”) continued to raise rates, 2-year and 10-year U.S. Treasury yields declined, with investors factoring in a nearer-term end to the prevailing tightening cycle. Multiple compression throughout much of 2022 presented attractive starting-point valuations for many companies with resilient and high-compounding growth levels. The longer duration of growth equities’ free cash flow generation positioned them as key beneficiaries for interest rate stabilization—even more so given earlier declines.

During the early months of 2024, global equities continued their strong run, building on 2023’s robust results. The markets appeared to accept the trade-off of modestly higher inflation and interest rates for stronger economic growth. Personal consumption expenditures remained above the Fed’s previously stated 2% long-term goal, and 10-year Treasury yields responded, ending the reporting period at 4.69%, up 81 basis points year to date. (A basis point is one one-hundredth of a percentage point.) Consensus expectations for real 2024 U.S. GDP growth increased to above 2%, up 50% from previous expectations.

During the reporting period, which sectors were the strongest positive contributors to the ETF’s relative performance and which sectors were particularly weak?

On the basis of impact, which takes weightings and total returns into account, the sectors that made the strongest contributions to the ETF’s performance relative to the Index were industrials and information technology, driven by strong security selection. The sectors that made the weakest contributions to the ETF’s absolute performance were consumer discretionary and financials, also driven by security selection.

During the reporting period, which individual stocks made the strongest positive contributions to the ETF’s absolute performance and which stocks detracted the most?

On the basis of impact, which takes weightings and total returns into consideration, the stocks that made the strongest contributions to the ETF’s absolute performance during the reporting period included semiconductor company NVIDIA and multinational software, services and global e-commerce and cloud services leader Amazon.com. NVIDIA continued to benefit from rapidly increasing demand for graphics processing units (“GPUs”) related to datacenter use and artificial intelligence (“AI”) acceleration, as well as gaming applications. GPUs are employed for compute-intensive workloads, which help process large language models used in AI and gaming applications more quickly by reducing computational latency. We believe NVIDIA has a sustainable competitive advantage due to its proprietary software and customer ecosystem. For Amazon.com, we see

1The price used to calculate the market price returns is the mean between the day’s last bid and ask prices and does not represent returns an investor would receive if shares were traded at other times.

2See page 22 for more information on these index returns.

Management’s Discussion of Fund Performance (unaudited) (continued)

performance driven by the company’s greater focus on profitability in North American and international retail, along with an acceleration in topline growth for Amazon Web Services (“AWS”). Amazon doubled its fulfillment network during the pandemic, which caused profitability in North American retail to decline from a 5% margin in 2018 to approximately breakeven in 2022. As the company grows into its new capacity and implements cost-saving initiatives, we believe North American retail profitability can revert back to 2018 levels. AWS, the dominant player in cloud computing, experienced a slowdown in business due to a slower economy and customer optimizing workloads. The optimization phase moderated in the third and fourth quarters of 2023, and AI-related workloads started to drive an acceleration in topline growth of greater than 15%.

During the same period, the weakest contributors to the ETF’s absolute performance were digital media and marketing solutions company Adobe and discount retailer Dollar Tree. Adobe suffered from high expectations after strong results in 2023. The ETF initiated a position in the company during the reporting period as Adobe not only walked away from a $20 billion dilutive acquisition of Figma in December, which removed a significant concern, but was also expected to begin monetizing its generative AI product, Firefly, in 2024. The stock proved weak during the reporting period as revenue contributions from new AI products were forecast to be six-to-nine months away, while headwinds from a few pricing actions the company took last year created near-term headwinds. For Dollar Tree, research pointed to a reduced confidence level in the company’s margin trajectory despite better sales, leading to downward revisions in the earnings outlook. We exited the ETF’s position during the reporting period.

How did the ETF’s sector weightings change during the reporting period?

The ETF’s sector weightings changed materially during the reporting period, as the market started to look beyond the Fed’s anti-inflationary tightening cycle of 2022 and early 2023 to the expected unwinding of its aggressive monetary policy in 2024. We materially reduced the ETF’s exposure to sectors that are traditionally viewed as more defensive and cyclical in nature in favor of sectors where the trade-off of forecast growth and reasonable valuations appeared well positioned to benefit from market rotation. Health care exposure declined significantly, followed by a more muted reduction in financials. These reductions largely funded additions to communication services and industrials.

How was the ETF positioned at the end of the reporting period?

The ETF’s portfolio structure changed materially during the reporting period, as the trade-off of growth rates and valuation, both absolute and relative, are ever evolving. The weighting of our “consistent growth” investment style decreased significantly, as slowing growth and higher relative valuations led to this category becoming a funding source for increases in other segments. The ETF’s “dynamic growth” allocation increased modestly, with last year’s material outperformance leading to modest trimming of some of the reporting period’s strongest performers. The ETF’s “cyclical growth” allocation experienced the largest increase, due to a combination of strong performance and new additions to the portfolio.

The opinions expressed are those of the portfolio managers as of the date of this report and are subject to change. There is no guarantee that any forecasts will come to pass. This material does not constitute investment advice and is not intended as an endorsement of any specific investment.

Management’s Discussion of Fund Performance (unaudited) (continued)

Hypothetical Growth of a $10,000 Investment
(Since Inception Through 4/30/2024)

Fund Performance History

IQ Winslow Large Cap Growth ETF
(as of April 30, 2024)

	1 Year	Since Inception[1]
	Avg Annual	Avg Annual	Cumulative
IQ Winslow Large Cap Growth ETF Market Price[2]	37.02%	27.68%	57.37%
IQ Winslow Large Cap Growth ETF NAV	36.94%	27.66%	57.32%
Russell 1000® Growth Index[3]	31.80%	24.94%	51.17%

1Fund Inception Date: 6/23/2022

2The price used to calculate the market price returns is the mean between the day’s last bid and ask prices. The market price returns do not represent returns an investor would receive if shares were traded at other times.

3The Russell 1000® Growth Index is the primary benchmark index for the ETF. The Russell 1000® Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000® Index companies with higher price to-book ratios and higher forecasted growth values.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Performance figures may reflect certain fee waivers and/or expense limitations, without which total returns may have been lower.

Management’s Discussion of Fund Performance (unaudited) (continued)

IQ Winslow Focused Large Cap Growth ETF

How did IQ Winslow Focused Large Cap Growth ETF perform during the 12 months ended April 30, 2024?

For the 12 months ended April 30, 2024 (the “reporting period”), IQ Winslow Focused Large Cap Growth ETF returned 37.31% at NAV (net asset value) and 37.36% at market price.1 To compare, the ETF’s Benchmark Index, the Russell 1000 Growth Index2, returned 31.80% for the reporting period.

What factors affected the ETF’s performance during the reporting period?

Stock selection in the information technology, consumer discretionary, industrials and consumer staples sectors drove most of the ETF’s outperformance relative to its Benchmark Index. Relatively strong gains in these areas were partially offset by weaker stock selection results in the health care and energy sectors. From an allocation perspective, the ETF’s relative performance benefited from underweight exposure to the lagging consumer staples and energy sectors. These positive allocation effects were partially offset by the ETF’s modestly overweight exposure to the underperforming financials sector.

During the reporting period, were there any market events that materially impacted the ETF’s performance or liquidity?

Large-cap equities generated strong returns for the reporting period. Early in 2023, inflation concerns mellowed. While the U.S. Federal Reserve (the “Fed”) continued to raise rates, 2-year and 10-year U.S. Treasury yields declined, with investors factoring in a nearer-term end to the prevailing tightening cycle. Multiple compression throughout much of 2022 presented attractive starting-point valuations for many companies with resilient and high-compounding growth levels. The longer duration of growth equities’ free cash flow generation positioned them as key beneficiaries for interest rate stabilization—even more so given earlier declines.

During the early months of 2024, global equities continued their strong run, building on 2023’s robust results. The markets appeared to accept the trade-off of modestly higher inflation and interest rates for stronger economic growth. Personal consumption expenditures remained above the Fed’s previously stated 2% long-term goal, and 10-year Treasury yields responded, ending the reporting period at 4.69%, up 81 basis points year to date. (A basis point is one one-hundredth of a percentage point.) Consensus expectations for real 2024 U.S. GDP growth increased to above 2%, up 50% from previous expectations.

During the reporting period, which sectors were the strongest positive contributors to the ETF’s relative performance and which sectors were particularly weak?

On the basis of impact, which takes weightings and total returns into account, the sectors that made the strongest contributions to the ETF’s performance relative to the Index were information technology and consumer discretionary, driven by strong security selection. The sectors that made the weakest contributions to the ETF’s absolute performance were health care and financials, due to a combination of stock selection and overweight allocation in health care, and overweight allocation in financials.

During the reporting period, which individual stocks made the strongest positive contributions to the ETF’s absolute performance and which stocks detracted the most?

On the basis of impact, which takes weightings and total returns into consideration, the stocks that made the strongest contributions to the ETF’s absolute performance during the reporting period included semiconductor company NVIDIA and multinational software company Microsoft. NVIDIA continued to benefit from rapidly increasing demand for graphics processing units (“GPUs”) related to datacenter use and artificial intelligence (“AI”) acceleration, as well as gaming applications. GPUs are employed for compute-intensive workloads, which help process large language models used in AI and gaming applications more quickly by reducing computational latency. We believe NVIDIA has a sustainable competitive advantage due to its proprietary software and customer ecosystem. Microsoft is a core holding in software. The company continued to produce double-digit growth, driven by ongoing Azure adoption as more enterprises moved their workloads to the cloud and migrated to Office 365.

1The price used to calculate the market price returns is the mean between the day’s last bid and ask prices and does not represent returns an investor would receive if shares were traded at other times.

2See page 25 for more information on these index returns.

Management’s Discussion of Fund Performance (unaudited) (continued)

During the same period, the weakest contributors to the ETF’s absolute performance were construction, mining and equipment manufacturer Caterpillar and discount retailer Dollar Tree. We exited the ETF’s position in Caterpillar during the reporting period as a larger-than-anticipated decline in new orders changed our view of the stock’s near-term prospects and raised concerns about the company’s 2024 earnings estimates. For Dollar Tree, despite better sales, research reduced investors’ confidence level in the company’s margin trajectory, leading to downward revisions in its earnings outlook. We exited the ETF’s position during the reporting period.

How did the ETF’s sector weightings change during the reporting period?

The ETF’s sector weightings changed materially during the reporting period, as the market started to look beyond the Fed’s anti-inflationary tightening cycle of 2022 and early 2023 to the expected unwinding of its aggressive monetary policy in 2024. We materially reduced the ETF’s exposure to sectors that are traditionally viewed as more defensive and cyclical in nature in favor of sectors where the trade-off of forecast growth and reasonable valuations appeared well positioned to benefit from market rotation. Financials exposure declined significantly, followed by a more muted reduction in health care. These reductions largely funded additions to consumer discretionary and communication services.

How was the ETF positioned at the end of the reporting period?

The ETF’s portfolio positioning changed materially during the reporting period, as the trade-off of growth rates and valuation, both absolute and relative, are ever evolving. The weighting of our “consistent growth” investment style decreased, as slowing growth and higher relative valuations led to this category becoming a funding source for increases in other segments. The ETF’s “cyclical growth” allocation also decreased as the impact of higher rates led to an expected overall slowing of economic conditions. The ETF’s “dynamic growth” allocation increased significantly, as calendar year 2022’s material underperformance, attractive relative valuations and a renewed focus on profitability for select companies created a compelling entry point for additional funds.

The opinions expressed are those of the portfolio managers as of the date of this report and are subject to change. There is no guarantee that any forecasts will come to pass. This material does not constitute investment advice and is not intended as an endorsement of any specific investment.

Management’s Discussion of Fund Performance (unaudited) (continued)

Hypothetical Growth of a $10,000 Investment
(Since Inception Through 4/30/2024)

Fund Performance History

IQ Winslow Focused Large Cap Growth ETF
(as of April 30, 2024)

	1 Year	Since Inception[1]
	Avg Annual	Avg Annual	Cumulative
IQ Winslow Focused Large Cap Growth ETF Market Price[2]	37.36%	29.80%	62.24%
IQ Winslow Focused Large Cap Growth ETF NAV	37.31%	29.77%	62.19%
Russell 1000® Growth Index[3]	31.80%	24.94%	51.17%

1Fund Inception Date: 6/23/2022

2The price used to calculate the market price returns is the mean between the day’s last bid and ask prices. The market price returns do not represent returns an investor would receive if shares were traded at other times.

3The Russell 1000® Growth Index is the primary benchmark index for the ETF. The Russell 1000® Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000® Index companies with higher price to-book ratios and higher forecasted growth values.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Performance figures may reflect certain fee waivers and/or expense limitations, without which total returns may have been lower.

Fund Expenses (unaudited)

As a shareholder of a fund, you incur two types of costs: (1) transaction costs on purchases and sales and (2) ongoing costs, including Advisory fees and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other funds. Shareholders may pay brokerage commissions on their purchase and sale of a Fund, which are not reflected in the example.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information together with the amount you invested, in a particular fund, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period 11/01/23 to 04/30/24” to estimate the expenses you paid on your account during this period. Each Fund will indirectly bear its pro rata share of the expenses incurred by any underlying Fund investments in which each Fund invests. These expenses are not included in the table.

Hypothetical Example for Comparison Purposes

The second line of the table below also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The Funds will indirectly bear their pro rata share of the expenses incurred by any underlying fund investments in which the Funds invest. These expenses are not included in the table.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the hypothetical example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 11/1/2023	Ending Account Value 04/30/2024	Annualized Expense Ratios for the Period 11/1/2023 to 04/30/2024	Expenses Paid During the period 11/1/2023 to 04/30/2024[1]
IQ MacKay ESG Core Plus Bond ETF
Actual	$1,000.00	$1,074.50	0.39%	$2.01
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,022.92	0.39%	$1.96
IQ MacKay ESG High Income ETF
Actual	$1,000.00	$1,079.80	0.40%	$2.07
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,022.87	0.40%	$2.01
IQ MacKay Municipal Insured ETF
Actual	$1,000.00	$1,087.00	0.30%	$1.56
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,023.37	0.30%	$1.51
IQ MacKay Municipal Intermediate ETF
Actual	$1,000.00	$1,054.60	0.30%	$1.53
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,023.37	0.30%	$1.51

Fund Expenses (unaudited) (continued)

	Beginning Account Value 11/1/2023	Ending Account Value 04/30/2024	Annualized Expense Ratios for the Period 11/1/2023 to 04/30/2024	Expenses Paid During the period 11/1/2023 to 04/30/2024[1]
IQ MacKay California Municipal Intermediate ETF
Actual	$1,000.00	$1,062.30	0.35%	$1.79
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,023.12	0.35%	$1.76
IQ CBRE Real Assets ETF
Actual	$1,000.00	$1,139.90	0.65%	$3.46
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,021.63	0.65%	$3.27
IQ Winslow Large Cap Growth ETF
Actual	$1,000.00	$1,283.30	0.60%	$3.41
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,021.88	0.60%	$3.02
IQ Winslow Focused Large Cap Growth ETF
Actual	$1,000.00	$1,279.30	0.65%	$3.68
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,021.63	0.65%	$3.27

1Unless otherwise indicated, expenses are calculated using the Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 182/366.

Portfolio Summaries* (unaudited)

April 30, 2024

See notes to financial statements.

IQ MacKay ESG Core Plus Bond ETF

Net Assets ($ mil): $213.6

Industry	% of Net Assets
Mortgage Securities	45.8%
Banks	14.9
Asset Backed Securities	7.9
Electric	3.8
U.S. Treasury Bond	3.3
Diversified Financial Services	2.6
Auto Manufacturers	2.3
Airlines	1.9
REITS	1.7
U.S. Treasury Inflation Indexed Bond	1.3
Food	1.2
Pharmaceuticals	1.1
Telecommunications	1.0
Lodging	0.8
Money Market Funds	0.8
Chemicals	0.7
Environmental Control	0.7
U.S. Treasury Note	0.6
Packaging & Containers	0.6
Gas	0.6
U.S. Treasury Bills	0.5
Water	0.5
Savings & Loans	0.5
Computers	0.4
Commercial Services	0.4
Miscellaneous Manufacturing	0.4
Foreign Government Obligations	0.4
Transportation	0.3
Machinery-Diversified	0.3
Mining	0.3
Software	0.3
Insurance	0.3
Building Materials	0.3
Iron/Steel	0.2
Apparel	0.2
Retail	0.2
Media	0.2
Biotechnology	0.1
Total Investments	99.4
Other Assets and Liabilities, Net	0.6
Total Net Assets	100.0%

*Each Fund’s portfolio is subject to change.

IQ MacKay ESG High Income ETF

Net Assets ($ mil): $83.2

Industry	% of Net Assets
Media	9.1%
Commercial Services	7.7
Oil & Gas	5.7
Healthcare-Services	4.1
Retail	4.0
Money Market Funds	3.9
Chemicals	3.8
Entertainment	3.7
REITS	3.7
Pipelines	3.5
Diversified Financial Services	3.5
Electric	3.4
Telecommunications	3.4
Food	2.8
Internet	2.4
Aerospace & Defense	2.4
Banks	2.3
Leisure Time	2.3
Building Materials	1.8
Pharmaceuticals	1.7
Packaging & Containers	1.6
Electrical Components & Equipment	1.3
Software	1.3
Airlines	1.3
Environmental Control	1.3
Computers	1.2
Auto Parts & Equipment	1.2
Advertising	1.1
Lodging	1.1
Iron/Steel	1.0
Mining	1.0
Electronics	0.9
Oil & Gas Services	0.8
Home Builders	0.8
Housewares	0.7
Engineering & Construction	0.7
Machinery-Diversified	0.7
Transportation	0.7
Investment Companies	0.7
Agriculture	0.6
Beverages	0.6
Semiconductors	0.6
Miscellaneous Manufacturing	0.5

See notes to financial statements.

Portfolio Summaries* (unaudited) (continued)

April 30, 2024

Industry	% of Net Assets
Insurance	0.5
Household Products/Wares	0.5
Gas	0.5
Healthcare-Products	0.5
Forest Products & Paper	0.4
Distribution/Wholesale	0.3
Cosmetics/Personal Care	0.3
Holding Companies-Divers	0.3
Auto Manufacturers	0.2
Total Investments	100.4
Other Assets and Liabilities, Net	(0.4)
Total Net Assets	100.0%

IQ MacKay Municipal Insured ETF

Net Assets ($ mil): $458.5

Industry	% of Net Assets
School District	19.2%
General Obligation	17.2
General	14.5
Transportation	7.4
Water	7.1
Airport	7.0
Education	5.4
Development	3.9
Power	3.7
Medical	3.5
Higher Education	3.3
Housing	2.3
Money Market Fund	1.8
Mello-Roos	1.3
Utilities	1.2
Student Loan	0.0 (a)
Total Investments	98.8
Other Assets and Liabilities, Net	1.2
Total Net Assets	100.0%

* Each Fund’s portfolio is subject to change.

(a) Less than 0.05%

IQ MacKay Municipal Intermediate ETF

Net Assets ($ mil): $651.3

Industry	% of Net Assets
General	19.1%
General Obligation	15.4
School District	11.8
Multifamily Hsg	9.8
Water	9.1
Medical	6.3
Transportation	5.3
Higher Education	4.4
Power	3.8
Development	2.3
Airport	2.2
Education	2.2
Utilities	2.0
Single Family Hsg	2.0
Money Market Fund	0.7
Housing	0.6
Nursing Homes	0.5
Bond Bank	0.5
Build America Bonds	0.4
Tobacco Settlement	0.4
Mello-Roos	0.2
Pollution	0.1
Mortgage Securities	0.1
Student Loan	0.0 (a)
Total Investments	99.2
Other Assets and Liabilities, Net	0.8
Total Net Assets	100.0%

See notes to financial statements.

Portfolio Summaries* (unaudited) (continued)

April 30, 2024

IQ MacKay California Municipal Intermediate ETF

Net Assets ($ mil): $25.7

Industry	% of Net Assets
General	20.3%
School District	15.7
Airport	13.3
Power	8.9
General Obligation	7.3
Medical	6.6
Money Market Fund	6.3
Mello-Roos	5.1
Utilities	4.2
Housing	3.6
Development	2.9
Transportation	2.2
Pollution	2.0
Education	1.3
Higher Education	0.5
Total Investments	100.2
Other Assets and Liabilities, Net	(0.2)
Total Net Assets	100.0%

IQ CBRE Real Assets ETF

Net Assets ($ mil): $4.8

Country	% of Net Assets
United States	62.4%
Canada	5.6
Japan	5.4
Australia	5.0
United Kingdom	4.1
Hong Kong	3.6
France	3.0
Singapore	2.8
China	1.9
Mexico	1.7
Spain	1.5
Italy	1.1
Germany	0.8
Switzerland	0.4
Belgium	0.3
Finland	0.2
Sweden	0.2
Total Investments	100.0
Other Assets and Liabilities, Net	0.0 (a)
Total Net Assets	100.0%

IQ Winslow Large Cap Growth ETF

Net Assets ($ mil): $27.1

Industry	% of Net Assets
Information Technology	43.6%
Consumer Discretionary	14.5
Communication Services	14.2
Health Care	11.4
Industrials	9.0
Financials	4.9
Materials	1.1
Consumer Staples	1.0
Money Market Fund	0.4
Total Investments	100.1
Other Assets and Liabilities, Net	(0.1)
Total Net Assets	100.0%

IQ Winslow Focused Large Cap Growth ETF

Net Assets ($ mil): $8.8

Industry	% of Net Assets
Information Technology	41.8%
Consumer Discretionary	18.3
Communication Services	11.0
Health Care	10.4
Industrials	6.3
Financials	5.7
Materials	3.3
Consumer Staples	3.0
Money Market Fund	0.4
Total Investments	100.2
Other Assets and Liabilities, Net	(0.2)
Total Net Assets	100.0%

*Each Fund’s portfolio is subject to change.

(a)Less than 0.05%.

See notes to financial statements.

Schedule of Investments — IQ MacKay ESG Core Plus Bond ETF

April 30, 2024

	Principal Amount	Value
Long-Term Bonds — 98.6%
Collateralized Mortgage Obligations — 4.1%
Mortgage Securities — 4.1%
Agate Bay Mortgage Trust
Series 2015-5 B3, 3.578%, due 7/25/45(a)(b)	$161,761	$127,638
Bayview Commercial Asset Trust
Series 2007-4A A1, 6.106%, (TSFR1M + 0.79%), due 9/25/37(a)	302,038	281,436
CHL Mortgage Pass-Through Trust
Series 2005-9 1A1, 6.031%, (TSFR1M + 0.71%), due 5/25/35(a)	41,371	33,763
Connecticut Avenue Securities Trust
Series 2020-SBT1 1M2, 9.095%, (SOFR30A + 3.76%), due 2/25/40(a)	1,045,000	1,112,350
Series 2021-R01 1B2, 11.330%, (SOFR30A + 6.00%), due 10/25/41(a)	1,075,000	1,127,808
Series 2021-R03 1B2, 10.830%, (SOFR30A + 5.50%), due 12/25/41(a)	485,000	506,435
Series 2022-R05 2B2, 12.330%, (SOFR30A + 7.00%), due 4/25/42(a)	860,000	935,900
Series 2022-R07 1M2, 9.980%, (SOFR30A + 4.65%), due 6/25/42(a)	100,000	108,753
Series 2022-R08 1B1, 10.930%, (SOFR30A + 5.60%), due 7/25/42(a)	365,000	401,274
Series 2024-R01 1B2, 9.330%, (SOFR30A + 4.00%), due 1/25/44(a)	395,000	400,306
Series 2024-R02 1B1, 7.830%, (SOFR30A + 2.50%), due 2/25/44(a)	220,000	221,696
Series 2024-R03 2M2, 7.280%, (SOFR30A + 1.95%), due 3/25/44(a)	385,000	385,607
CSMC
Series 2021-NQM2 A1, 1.179%, due 2/25/66(a)(b)	440,343	376,165
HarborView Mortgage Loan Trust
Series 2005-2 2A1A, 5.873%, (TSFR1M + 0.55%), due 5/19/35(a)	64,608	59,819
OBX Trust
Series 2019-INV2 A5, 4.000%, due 5/27/49(a)(b)	303,954	270,260
Series 2022-J1 A14, 2.500%, due 2/25/52(a)(b)	817,416	619,352
Onslow Bay Mortgage Loan Trust
Series 2021-NQM4 A1, 1.957%, due 10/25/61(a)(b)	557,668	452,684
Sequoia Mortgage Trust
Series 2021-4 AIO1, 0.167%, due 6/25/51(a)(b)(c)	14,373,756	130,127
Shellpoint Co.-Originator Trust
Series 2015-1 B3, 3.775%, due 8/25/45(a)(b)	383,444	341,753
STACR Trust
Series 2018-HRP2 B1, 9.645%, (SOFR30A + 4.31%), due 2/25/47(a)	695,000	773,899

	Principal Amount	Value
Collateralized Mortgage Obligations (continued)
Mortgage Securities (continued)
WaMu Mortgage Pass-Through Certificates Trust
Series 2004-AR13 A2B, 6.311%, (TSFR1M + 0.99%), due 11/25/34(a)	$48,571	$44,094
		8,711,119
Total Collateralized Mortgage Obligations
(Cost $8,591,495)		8,711,119

Commercial Asset-Backed Securities — 7.9%
Asset Backed Securities — 7.9%
American Credit Acceptance Receivables Trust
Series 2021-2 D, 1.340%, due 7/13/27	456,963	448,195
Series 2022-1 D, 2.460%, due 3/13/28	905,000	883,313
AMSR Trust
Series 2020-SFR3 B, 1.806%, due 9/17/37	660,000	622,410
Avis Budget Rental Car Funding AESOP LLC
Series 2021-1A B, 1.630%, due 8/20/27	315,000	286,859
Bayview Opportunity Master Fund VII LLC
Series 2024-EDU1 C, 7.130%, (SOFR30A + 1.80%), due 6/25/47(a)	400,000	401,549
CF Hippolyta Issuer LLC
Series 2020-1 A2, 1.990%, due 7/15/60	546,177	468,380
Series 2020-1 B1, 2.280%, due 7/15/60	845,485	777,309
Series 2020-1 B2, 2.600%, due 7/15/60	512,688	419,511
Series 2021-1A B1, 1.980%, due 3/15/61	362,842	318,872
CPS Auto Receivables Trust
Series 2021-C E, 3.210%, due 9/15/28	560,000	528,360
DT Auto Owner Trust
Series 2020-3A E, 3.620%, due 10/15/27	530,000	518,553
Series 2021-4A D, 1.990%, due 9/15/27	630,000	590,512
Exeter Automobile Receivables Trust
Series 2021-3A D, 1.550%, due 6/15/27	1,070,000	1,010,555
Series 2021-3A E, 3.040%, due 12/15/28	855,000	793,780
Flagship Credit Auto Trust
Series 2021-2 C, 1.270%, due 6/15/27	285,000	274,273
Series 2022-1 D, 3.640%, due 3/15/28	780,000	725,539
Series 2022-2 D, 5.800%, due 4/17/28	609,000	570,004
Ford Credit Auto Owner Trust
Series 2021-2 D, 2.600%, due 5/15/34	130,000	118,055
Series 2023-1 D, 6.260%, due 8/15/35	425,000	420,707
GLS Auto Receivables Issuer Trust
Series 2019-4A D, 4.090%, due 8/17/26	511,640	510,567
Series 2020-1A D, 3.680%, due 11/16/26	333,386	331,415
Series 2021-2A E, 2.870%, due 5/15/28	735,000	695,581
Series 2021-3A D, 1.480%, due 7/15/27	615,000	580,596
Series 2021-3A E, 3.200%, due 10/16/28	875,000	811,272
Series 2022-3A E, 8.350%, due 10/15/29	425,000	424,422
Hertz Vehicle Financing III LLC
Series 2023-4A A, 6.150%, due 3/25/30	210,000	210,870

See notes to financial statements.

Schedule of Investments — IQ MacKay ESG Core Plus Bond ETF (continued)

April 30, 2024

	Principal Amount	Value
Commercial Asset-Backed Securities (continued)
Asset Backed Securities (continued)
Hertz Vehicle Financing III LP
Series 2021-2A B, 2.120%, due 12/27/27	$205,000	$184,887
Hertz Vehicle Financing LLC
Series 2021-1A C, 2.050%, due 12/26/25	650,000	636,981
Home Partners of America
Series 2021-2 B, 2.302%, due 12/17/26	96,126	87,298
HPEFS Equipment Trust
Series 2024-1A D, 5.820%, due 11/20/31	260,000	257,710
Navient Private Education Refi Loan Trust
Series 2021-A B, 2.240%, due 5/15/69	100,000	71,084
New Economy Assets Phase 1 Sponsor LLC
Series 2021-1 A1, 1.910%, due 10/20/61	550,000	479,221
Series 2021-1 B1, 2.410%, due 10/20/61	1,110,000	933,519
Progress Residential Trust
Series 2022-SFR6 A, 4.451%, due 7/20/39	334,514	321,355
Tricon American Homes
Series 2020-SFR1 A, 1.499%, due 7/17/38	268,633	245,438
		16,958,952
Total Commercial Asset-Backed Securities
(Cost $16,958,501)		16,958,952

Commercial Mortgage-Backed Securities — 10.0%
Mortgage Securities — 10.0%
BAMLL Commercial Mortgage Securities Trust
Series 2022-DKLX D, 8.321%, (TSFR1M + 3.00%), due 1/15/39(a)	100,000	98,031
Series 2022-DKLX E, 9.448%, (TSFR1M + 4.13%), due 1/15/39(a)	305,000	297,520
Bank
Series 2019-BN19 C, 4.163%, due 8/15/61(a)(b)	820,000	615,400
BANK
Series 2019-BN20 C, 3.777%, due 9/15/62(a)(b)	180,000	133,386
Series 2020-BN25 D, 2.500%, due 1/15/63	830,000	554,757
Bayview Commercial Asset Trust
Series 2006-4A A1, 5.776%, (TSFR1M + 0.46%), due 12/25/36(a)	50,008	47,550
BBCMS Mortgage Trust
Series 2018-TALL A, 6.240%, (TSFR1M + 0.92%), due 3/15/37(a)	485,000	460,750
Series 2018-TALL C, 6.639%, (TSFR1M + 1.32%), due 3/15/37(a)	675,000	607,500
Series 2018-TALL D, 6.967%, (TSFR1M + 1.65%), due 3/15/37(a)	730,000	627,800
Benchmark Mortgage Trust
Series 2018-B3 C, 4.672%, due 4/10/51(a)(b)	385,000	306,032
Series 2019-B9 C, 4.971%, due 3/15/52(a)(b)	240,000	192,329

	Principal Amount	Value
Commercial Mortgage-Backed Securities (continued)
Mortgage Securities (continued)
BX Commercial Mortgage Trust
Series 2020-VIV2 C, 3.660%, due 3/9/44(a)(b)	$410,000	$347,841
Series 2020-VIVA D, 3.667%, due 3/11/44(a)(b)	200,000	166,766
BX Trust
Series 2019-OC11 A, 3.202%, due 12/9/41	249,000	216,955
Series 2019-OC11 C, 3.856%, due 12/9/41	200,000	173,588
Series 2019-OC11 E, 4.075%, due 12/9/41(a)(b)	755,000	632,493
Series 2021-ARIA D, 7.331%, (TSFR1M + 2.01%), due 10/15/36(a)	650,000	635,781
Series 2021-ARIA E, 7.680%, (TSFR1M + 2.36%), due 10/15/36(a)	725,000	708,688
Series 2021-RISE C, 6.885%, (TSFR1M + 1.56%), due 11/15/36(a)	313,625	309,705
BXHPP Trust
Series 2021-FILM C, 6.535%, (TSFR1M + 1.21%), due 8/15/36(a)	345,000	320,742
CD Mortgage Trust
Series 2017-CD4 C, 4.350%, due 5/10/50(a)(b)	430,000	374,979
Series 2017-CD4 D, 3.300%, due 5/10/50	415,000	322,685
Citigroup Commercial Mortgage Trust
Series 2015-GC35 AS, 4.072%, due 11/10/48(a)(b)	395,000	363,621
COMM Mortgage Trust
Series 2012-CR4 AM, 3.251%, due 10/15/45	335,000	290,404
Series 2014-CR15 D, 4.085%, due 2/10/47(a)(b)	652,000	585,673
CSAIL Commercial Mortgage Trust
Series 2015-C3 A4, 3.718%, due 8/15/48	100,000	97,121
CSMC Trust
Series 2020-WEST A, 3.040%, due 2/15/35	800,000	590,382
DBJPM Mortgage Trust
Series 2016-C1 C, 3.471%, due 5/10/49(a)(b)	480,000	415,587
DROP Mortgage Trust
Series 2021-FILE A, 6.585%, (TSFR1M + 1.26%), due 10/15/43(a)	760,000	725,800
FREMF Mortgage Trust
Series 2016-K58 B, 3.865%, due 9/25/49(a)(b)	270,000	256,986
Series 2019-K103 B, 3.574%, due 12/25/51(a)(b)	255,000	223,608
Series 2020-K104 C, 3.662%, due 2/25/52(a)(b)	315,000	274,275
Great Wolf Trust WOLF
Series 2024-WOLF E, 8.960%, (TSFR1M + 3.64%), due 3/15/39(a)	550,000	549,313
Hudson Yards Mortgage Trust
Series 2019-30HY A, 3.228%, due 7/10/39	565,000	492,843

See notes to financial statements.

Schedule of Investments — IQ MacKay ESG Core Plus Bond ETF (continued)

April 30, 2024

	Principal Amount	Value
Commercial Mortgage-Backed Securities (continued)
Mortgage Securities (continued)
J.P. Morgan Chase Commercial Mortgage Securities Trust
Series 2021-2NU A, 1.974%, due 1/5/40	$400,000	$330,703
Series 2021-2NU B, 2.146%, due 1/5/40(a)(b)	375,000	295,710
JPMCC Commercial Mortgage Securities Trust
Series 2019-COR5 D, 3.000%, due 6/13/52	155,000	107,731
JPMDB Commercial Mortgage Securities Trust
Series 2017-C7 C, 4.289%, due 10/15/50(a)(b)	415,000	352,992
Life Mortgage Trust
Series 2022-BMR2 D, 7.863%, (TSFR1M + 2.54%), due 5/15/39(a)	195,000	185,859
MSWF Commercial Mortgage Trust
Series 2023-2 AS, 6.491%, due 12/15/56(a)(b)	395,000	407,777
Multifamily Connecticut Avenue Securities Trust
Series 2019-01 M10, 8.695%, (SOFR30A + 3.36%), due 10/25/49(a)	1,045,882	1,028,932
Series 2020-01 CE, 12.945%, (SOFR30A + 7.61%), due 3/25/50(a)	200,000	197,254
Series 2020-01 M10, 9.195%, (SOFR30A + 3.86%), due 3/25/50(a)	1,129,980	1,113,036
One Bryant Park Trust
Series 2019-OBP A, 2.516%, due 9/15/54	510,000	423,201
SG Commercial Mortgage Securities Trust
Series 2016-C5 B, 3.933%, due 10/10/48	400,000	356,286
SLG Office Trust
Series 2021-OVA A, 2.585%, due 7/15/41	1,539,000	1,229,199
Series 2021-OVA F, 2.851%, due 7/15/41	365,000	251,424
UBS Commercial Mortgage Trust
Series 2018-C9 C, 5.112%, due 3/15/51(a)(b)	375,000	276,264
Series 2019-C16 D, 5.181%, due 4/15/52(a)(b)	375,000	292,933
Wells Fargo Commercial Mortgage Trust
Series 2016-C36 C, 4.254%, due 11/15/59(a)(b)	300,000	251,357
Series 2019-C50 D, 3.000%, due 5/15/52	685,000	490,492
Series 2019-C51 C, 4.289%, due 6/15/52(a)(b)	250,000	201,888
WFRBS Commercial Mortgage Trust
Series 2014-C21 AS, 3.891%, due 8/15/47	500,000	482,554
		21,292,483
Total Commercial Mortgage-Backed Securities
(Cost $21,322,555)		21,292,483

	Principal Amount	Value
Corporate Bonds — 38.8%
Airlines — 1.9%
American Airlines Class B Pass Through Trust
Series 2019-1, B, 3.850%, due 2/15/28	$303,151	$278,157
Series 2021-1, B, 3.950%, due 7/11/30	255,175	230,552
American Airlines, Inc./AAdvantage Loyalty IP Ltd.
5.750%, due 4/20/29	355,000	342,835
British Airways Class A Pass Through Trust, (United Kingdom)
Series 2021-1, A, 2.900%, due 3/15/35	1,000,630	849,344
Delta Air Lines, Inc. / SkyMiles IP Ltd.
4.500%, due 10/20/25	176,252	173,824
4.750%, due 10/20/28	610,000	590,530
JetBlue Class AA Pass Through Trust
Series 2019-1, AA, 2.750%, due 5/15/32	792,594	668,670
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd.
6.500%, due 6/20/27	315,250	315,782
United Airlines Class A Pass Through Trust
Series 20-1, A, 5.875%, due 10/15/27	294,763	293,953
Series 2023-1, A, 5.800%, due 1/15/36	375,000	372,633
		4,116,280
Apparel — 0.2%
Tapestry, Inc.
7.850%, due 11/27/33	445,000	464,845

Auto Manufacturers — 2.3%
Ford Motor Credit Co. LLC
4.125%, due 8/17/27	450,000	422,657
6.950%, due 3/6/26	435,000	440,886
7.200%, due 6/10/30	390,000	404,084
General Motors Co.
5.200%, due 4/1/45	205,000	175,577
General Motors Financial Co., Inc.
2.350%, due 1/8/31	640,000	514,379
4.300%, due 4/6/29	475,000	445,251
Mercedes-Benz Finance North America LLC, (Germany)
5.100%, due 8/3/28	500,000	495,011
Nissan Motor Acceptance Co. LLC
1.125%, due 9/16/24	340,000	333,264
1.850%, due 9/16/26	995,000	898,997
Toyota Motor Credit Corp.
5.100%, due 3/21/31	755,000	743,752
		4,873,858
Banks — 14.9%
Australia & New Zealand Banking Group Ltd., (Australia)
5.731%, (5 Year US CMT T-Note + 1.62%), due 9/18/34(a)	715,000	697,350
Banco Santander SA, (Spain)
4.175%, (1 Year US CMT T-Note + 2.00%), due 3/24/28(a)	415,000	394,835
6.350%, due 3/14/34	600,000	585,219
Bank of America Corp.
2.572%, (SOFR + 1.21%), due 10/20/32(a)	940,000	758,310
2.687%, (SOFR + 1.32%), due 4/22/32(a)	440,000	362,532
3.384%, (SOFR + 1.33%), due 4/2/26(a)	155,000	151,474
3.419%, (TSFR3M + 1.30%), due 12/20/28(a)	295,000	273,433

See notes to financial statements.

Schedule of Investments — IQ MacKay ESG Core Plus Bond ETF (continued)

April 30, 2024

	Principal Amount	Value
Corporate Bonds (continued)
Banks (continued)
Barclays PLC, (United Kingdom)
4.375%, (5 Year US CMT T-Note + 3.41%), due 12/15/72(a)	$585,000	$476,359
8.000%, (5 Year US CMT T-Note + 5.43%), due 12/15/72(a)	320,000	314,673
BNP Paribas SA, (France)
3.052%, (SOFR + 1.51%), due 1/13/31(a)	560,000	481,391
4.625%, (5 Year US CMT T-Note + 3.20%), due 7/12/72(a)	465,000	414,635
4.625%, (5 Year US CMT T-Note + 3.34%), due 8/25/72(a)	240,000	192,572
BPCE SA, (France)
2.045%, (SOFR + 1.09%), due 10/19/27(a)	1,220,000	1,108,755
6.714%, (SOFR + 2.27%), due 10/19/29(a)	250,000	257,267
Canadian Imperial Bank of Commerce, (Canada)
3.300%, due 4/7/25(d)	465,000	455,073
Citigroup, Inc.
2.520%, (SOFR + 1.18%), due 11/3/32(a)	825,000	661,245
4.125%, due 7/25/28	710,000	668,670
Series Y, 4.150%, (5 Year US CMT T-Note + 3.00%), due 2/15/73(a)	205,000	188,188
Citizens Bank NA
6.064%, (SOFR + 1.45%), due 10/24/25(a)	795,000	791,270
Citizens Financial Group, Inc.
3.250%, due 4/30/30	285,000	244,430
Comerica, Inc.
5.982%, (SOFR + 2.16%), due 1/30/30(a)	740,000	718,607
Cooperatieve Rabobank UA, (Netherlands)
3.649%, (1 Year US CMT T-Note + 1.22%), due 4/6/28(a)	745,000	702,648
Credit Agricole SA, (France)
4.750%, (5 Year US CMT T-Note + 3.24%), due 3/23/73(a)	560,000	475,851
Deutsche Bank AG/New York NY, (Germany)
2.552%, (SOFR + 1.32%), due 1/7/28(a)	755,000	689,438
3.729%, (SOFR + 2.76%), due 1/14/32(a)	700,000	576,326
Fifth Third Bancorp
4.772%, (SOFR + 2.13%), due 7/28/30(a)	860,000	811,162
First Horizon Bank
5.750%, due 5/1/30	666,000	614,683
Huntington Bancshares, Inc.
5.709%, (SOFR + 1.87%), due 2/2/35(a)	685,000	656,711
Huntington National Bank (The)
5.650%, due 1/10/30	631,000	619,749
ING Groep NV, (Netherlands)
5.550%, (SOFR + 1.77%), due 3/19/35(a)	845,000	813,745
6.083%, (SOFR + 1.56%), due 9/11/27(a)	1,090,000	1,095,104
Intesa Sanpaolo SpA, (Italy)
7.000%, due 11/21/25	830,000	840,327
KeyBank NA
4.150%, due 8/8/25(d)	485,000	470,793
4.900%, due 8/8/32	570,000	489,469
KeyCorp
6.401%, (SOFR + 2.42%), due 3/6/35(a)	320,000	314,785

	Principal Amount	Value
Corporate Bonds (continued)
Banks (continued)
Kreditanstalt fuer Wiederaufbau, (Germany)
2.500%, due 11/20/24	$190,000	$186,874
Lloyds Banking Group PLC, (United Kingdom)
4.582%, due 12/10/25	775,000	756,242
4.976%, (1 Year US CMT T-Note + 2.30%), due 8/11/33(a)	580,000	544,185
M&T Bank Corp.
6.082%, (SOFR + 2.26%), due 3/13/32(a)	475,000	464,083
Macquarie Group Ltd., (Australia)
2.871%, (SOFR + 1.53%), due 1/14/33(a)	660,000	533,938
4.098%, (SOFR + 2.13%), due 6/21/28(a)	295,000	281,485
Mitsubishi UFJ Financial Group, Inc., (Japan)
2.309%, (1 Year US CMT T-Note + 0.95%), due 7/20/32(a)	475,000	381,963
Mizuho Financial Group, Inc., (Japan)
3.261%, (1 Year US CMT T-Note + 1.25%), due 5/22/30(a)	395,000	352,208
5.579%, (1 Year US CMT T-Note + 1.30%), due 5/26/35(a)	525,000	511,329
Morgan Stanley
2.484%, (SOFR + 1.36%), due 9/16/36(a)	1,190,000	917,973
2.511%, (SOFR + 1.20%), due 10/20/32(a)	950,000	764,460
4.431%, (TSFR3M + 1.89%), due 1/23/30(a)	385,000	366,224
NatWest Group PLC, (United Kingdom)
3.073%, (1 Year US CMT T-Note + 2.55%), due 5/22/28(a)	700,000	646,965
5.778%, (1 Year US CMT T-Note + 1.50%), due 3/1/35(a)	430,000	421,147
Santander Holdings USA, Inc.
6.499%, (SOFR + 2.36%), due 3/9/29(a)	430,000	433,336
Societe Generale SA, (France)
4.750%, (5 Year US CMT T-Note + 3.93%), due 11/26/72(a)	155,000	137,681
5.375%, (5 Year US CMT T-Note + 4.51%), due 5/18/72(a)	330,000	266,921
7.132%, (1 Year US CMT T-Note + 2.95%), due 1/19/55(a)	335,000	319,852
10.000%, (5 Year US CMT T-Note + 5.45%), due 5/14/72(a)	425,000	445,280
Sumitomo Mitsui Financial Group, Inc., (Japan)
1.902%, due 9/17/28	865,000	743,732
Synchrony Bank
5.400%, due 8/22/25	715,000	705,940
Truist Financial Corp.
5.711%, (SOFR + 1.92%), due 1/24/35(a)	535,000	519,211
UBS Group AG, (Switzerland)
1.364%, (1 Year US CMT T-Note + 1.08%), due 1/30/27(a)	285,000	263,005
4.375%, (5 Year US CMT T-Note + 3.31%), due 8/10/72(a)	400,000	319,460
4.875%, (5 Year US CMT T-Note + 3.40%), due 8/12/72(a)	150,000	134,683
6.442%, (SOFR + 3.70%), due 8/11/28(a)	550,000	558,390

See notes to financial statements.

Schedule of Investments — IQ MacKay ESG Core Plus Bond ETF (continued)

April 30, 2024

	Principal Amount	Value
Corporate Bonds (continued)
Banks (continued)
Westpac Banking Corp., (Australia)
3.020%, (5 Year US CMT T-Note + 1.53%), due 11/18/36(a)	$635,000	$510,423
		31,854,069
Biotechnology — 0.1%
Amgen, Inc.
5.750%, due 3/2/63	305,000	291,328

Building Materials — 0.3%
Carrier Global Corp.
2.722%, due 2/15/30	430,000	371,032
Owens Corning
4.400%, due 1/30/48	230,000	181,073
		552,105
Chemicals — 0.7%
Dow Chemical Co. (The)
5.600%, due 2/15/54	450,000	425,750
Ecolab, Inc.
2.750%, due 8/18/55	375,000	221,092
Huntsman International LLC
4.500%, due 5/1/29	655,000	611,154
LYB International Finance III LLC
3.800%, due 10/1/60	440,000	290,154
		1,548,150
Commercial Services — 0.4%
Service Corp. International
3.375%, due 8/15/30	390,000	330,833
United Rentals North America, Inc.
3.875%, due 2/15/31	555,000	486,597
		817,430
Computers — 0.4%
Dell International LLC / EMC Corp.
3.375%, due 12/15/41	650,000	463,468
5.300%, due 10/1/29	490,000	485,068
		948,536
Diversified Financial Services — 2.6%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, (Ireland)
3.000%, due 10/29/28	200,000	178,376
Air Lease Corp.
3.250%, due 3/1/25	460,000	449,925
Aircastle Ltd.
5.250%, (5 Year US CMT T-Note + 4.41%), due 9/15/72(a)	350,000	330,690
Ally Financial, Inc.
6.992%, (SOFR + 3.26%), due 6/13/29(a)	565,000	577,174
8.000%, due 11/1/31	300,000	324,802
Aviation Capital Group LLC
1.950%, due 1/30/26	660,000	614,426
Avolon Holdings Funding Ltd., (Ireland)
2.875%, due 2/15/25	525,000	510,394
Cantor Fitzgerald LP
7.200%, due 12/12/28	475,000	482,011
Capital One Financial Corp.
6.051%, (SOFR + 2.26%), due 2/1/35(a)	210,000	206,551
6.312%, (SOFR + 2.64%), due 6/8/29(a)	635,000	640,613

	Principal Amount	Value
Corporate Bonds (continued)
Diversified Financial Services (continued)
Jefferies Financial Group, Inc.
6.200%, due 4/14/34	$535,000	$528,889
Nomura Holdings, Inc., (Japan)
5.099%, due 7/3/25	440,000	435,412
OneMain Finance Corp.
3.500%, due 1/15/27	400,000	368,003
		5,647,266
Electric — 3.8%
AEP Texas, Inc.
3.450%, due 5/15/51	540,000	346,817
5.250%, due 5/15/52	375,000	330,002
Algonquin Power & Utilities Corp., (Canada)
5.365%, due 6/15/26(e)	950,000	940,078
Arizona Public Service Co.
6.350%, due 12/15/32	665,000	690,038
Baltimore Gas and Electric Co.
4.550%, due 6/1/52	555,000	458,300
Commonwealth Edison Co.
5.300%, due 2/1/53	445,000	411,013
Eversource Energy
5.950%, due 7/15/34	645,000	640,325
Florida Power & Light Co.
4.800%, due 5/15/33	365,000	347,548
Indianapolis Power & Light Co.
5.650%, due 12/1/32	370,000	365,533
Nevada Power Co.
Series GG, 5.900%, due 5/1/53	345,000	338,242
NSTAR Electric Co.
4.950%, due 9/15/52	135,000	119,170
Puget Energy, Inc.
4.224%, due 3/15/32	540,000	472,311
Sempra
5.500%, due 8/1/33	370,000	359,397
Southern California Edison Co.
5.700%, due 3/1/53	465,000	443,309
TransAlta Corp., (Canada)
7.750%, due 11/15/29	830,000	849,498
Virginia Electric and Power Co.
5.450%, due 4/1/53	280,000	262,332
5.700%, due 8/15/53	260,000	252,969
Series C, 4.625%, due 5/15/52	500,000	411,262
		8,038,144
Environmental Control — 0.7%
Covanta Holding Corp.
4.875%, due 12/1/29	801,000	702,161
Waste Connections, Inc.
2.200%, due 1/15/32	885,000	703,500
		1,405,661
Food — 1.2%
General Mills, Inc.
5.241%, due 11/18/25	980,000	974,325
J M Smucker Co. (The)
6.500%, due 11/15/53	235,000	247,000
MARB BondCo PLC, (Brazil)
3.950%, due 1/29/31	1,225,000	982,917

See notes to financial statements.

Schedule of Investments — IQ MacKay ESG Core Plus Bond ETF (continued)

April 30, 2024

	Principal Amount	Value
Corporate Bonds (continued)
Food (continued)
Smithfield Foods, Inc.
3.000%, due 10/15/30	$170,000	$139,345
4.250%, due 2/1/27	265,000	251,876
		2,595,463
Gas — 0.6%
Brooklyn Union Gas Co. (The)
4.866%, due 8/5/32	760,000	689,951
6.388%, due 9/15/33	325,000	326,772
Southern California Gas Co.
6.350%, due 11/15/52	200,000	210,206
		1,226,929
Insurance — 0.3%
Athene Holding Ltd.
6.250%, due 4/1/54	370,000	359,634
Lincoln National Corp.
7.938%, (TSFR3M + 2.62%), due 5/17/66(a)	50,000	38,268
Protective Life Corp.
8.450%, due 10/15/39	138,000	166,572
		564,474
Iron/Steel — 0.2%
Algoma Steel, Inc., (Canada)
9.125%, due 4/15/29	515,000	508,562

Lodging — 0.8%
Hilton Domestic Operating Co., Inc.
5.875%, due 4/1/29(d)	645,000	636,457
Marriott International, Inc.
Series R, 3.125%, due 6/15/26	665,000	633,484
Studio City Finance Ltd., (Macau)
5.000%, due 1/15/29	490,000	416,727
		1,686,668
Machinery-Diversified — 0.3%
AGCO Corp.
5.800%, due 3/21/34	750,000	733,835

Media — 0.2%
Time Warner Cable LLC
6.750%, due 6/15/39	485,000	444,266

Mining — 0.3%
WE Soda Investments Holding PLC, (Turkey)
9.375%, due 2/14/31	625,000	635,937

Miscellaneous Manufacturing — 0.4%
Hillenbrand, Inc.
6.250%, due 2/15/29	805,000	798,688

Packaging & Containers — 0.6%
Berry Global, Inc.
4.875%, due 7/15/26	755,000	738,796
Sealed Air Corp/Sealed Air Corp. U.S.
6.125%, due 2/1/28	500,000	493,908
		1,232,704

	Principal Amount	Value
Corporate Bonds (continued)
Pharmaceuticals — 1.1%
AbbVie, Inc.
4.950%, due 3/15/31	$765,000	$750,364
CVS Pass-Through Trust
5.926%, due 1/10/34	120,339	115,564
Eli Lilly & Co.
4.950%, due 2/27/63	400,000	361,625
Teva Pharmaceutical Finance Netherlands III BV, (Israel)
3.150%, due 10/1/26	250,000	231,605
4.750%, due 5/9/27	575,000	549,903
7.875%, due 9/15/29	220,000	230,973
		2,240,034
REITS — 1.7%
Alexandria Real Estate Equities, Inc.
3.375%, due 8/15/31	360,000	311,437
American Homes 4 Rent LP
2.375%, due 7/15/31	1,115,000	883,499
American Tower Corp.
3.375%, due 5/15/24	445,000	444,559
Digital Realty Trust LP
3.600%, due 7/1/29	995,000	901,297
Invitation Homes Operating Partnership LP
2.000%, due 8/15/31	585,000	452,127
Starwood Property Trust, Inc.
4.375%, due 1/15/27	680,000	629,750
		3,622,669
Retail — 0.2%
AutoNation, Inc.
4.750%, due 6/1/30	313,000	293,447
Nordstrom, Inc.
4.250%, due 8/1/31	185,000	159,565
		453,012
Savings & Loans — 0.5%
Nationwide Building Society, (United Kingdom)
2.972%, (SOFR + 1.29%), due 2/16/28(a)	655,000	605,667
4.850%, due 7/27/27	480,000	469,914
		1,075,581
Software — 0.3%
Broadridge Financial Solutions, Inc.
2.900%, due 12/1/29	330,000	287,243
MSCI, Inc.
3.250%, due 8/15/33	360,000	288,243
		575,486
Telecommunications — 1.0%
AT&T, Inc.
3.500%, due 9/15/53	385,000	253,817
5.400%, due 2/15/34(d)	360,000	351,736
Cisco Systems, Inc.
5.050%, due 2/26/34	875,000	855,875
Verizon Communications, Inc.
5.500%, due 2/23/54(d)	750,000	712,265
		2,173,693
Transportation — 0.3%
Burlington Northern Santa Fe LLC
4.450%, due 1/15/53(d)	535,000	445,893
Genesee & Wyoming, Inc.
6.250%, due 4/15/32	290,000	288,228
		734,121

See notes to financial statements.

Schedule of Investments — IQ MacKay ESG Core Plus Bond ETF (continued)

April 30, 2024

	Principal Amount	Value
Corporate Bonds (continued)
Water — 0.5%
Aegea Finance Sarl, (Brazil)
9.000%, due 1/20/31	$759,000	$794,251
American Water Capital Corp.
3.250%, due 6/1/51	460,000	309,512
		1,103,763
Total Corporate Bonds
(Cost $86,034,908)		82,963,557

Foreign Government Obligations — 0.4%
Colombia Government International Bond, (Colombia)
7.500%, due 2/2/34	375,000	368,623
Inter-American Development Bank, (Supranational)
0.875%, due 4/3/25	200,000	191,850
International Bank for Reconstruction & Development, (Supranational)
0.625%, due 4/22/25	200,000	191,101
		751,574
Total Foreign Government Obligations
(Cost $772,154)		751,574

U.S. Government & Federal Agencies — 35.6%
Mortgage Securities — 31.7%
Fannie Mae Connecticut Avenue Securities
Series 2017-C02 2M2C, 9.095%, (SOFR30A + 3.76%), due 9/25/29(a)	245,000	258,066
Series 2021-R02 2B2, 11.530%, (SOFR30A + 6.20%), due 11/25/41(a)	960,000	1,009,200
Fannie Mae Interest Strip
Series 2022-426 C32, 1.500%, due 2/25/52(c)	2,286,771	217,742
Series 2023-429 C5, 3.000%, due 10/25/52(c)	2,062,162	354,879
Fannie Mae Pool
Series 2020-FM5299, 3.500%, due 11/1/50	252,987	219,223
Series 2022-MA4626, 4.000%, due 6/1/52	1,095,901	981,297
Series 2023-FS3603, 5.500%, due 8/1/53	642,962	627,163
Series 2023-FS5641, 6.000%, due 8/1/53	464,063	460,639
Series 2023-FS5758, 6.000%, due 9/1/53	622,490	617,916
Series 2023-FS6211, 6.000%, due 11/1/53	203,089	201,851
Series 2023-FS6542, 6.500%, due 12/1/53	73,204	74,003
Series 2023-MA4919, 5.500%, due 2/1/53	184,758	179,864
Series 2023-MA5139, 6.000%, due 9/1/53	193,120	191,413
Series 2024-CB8226, 6.500%, due 3/1/54	3,111,074	3,152,959
Series 2024-FS7587, 5.500%, due 4/1/54	663,856	646,053
Series 2024-FS7645, 4.500%, due 1/1/54	1,235,000	1,138,311

	Principal Amount	Value
U.S. Government & Federal Agencies (continued)
Mortgage Securities (continued)
Fannie Mae REMICS
Series 2016-19 SD, 0.656%, (SOFR30A + 5.99%), due 4/25/46(a)(c)	$1,507,396	$97,906
Series 2016-57 SN, 0.606%, (SOFR30A + 5.94%), due 6/25/46(a)(c)	501,993	43,625
Series 2019-32 SB, 0.606%, (SOFR30A + 5.94%), due 6/25/49(a)(c)	1,081,334	86,722
Series 2020-70 AD, 1.500%, due 10/25/50	1,059,129	799,678
Series 2020-70 SD, 0.806%, (SOFR30A + 6.14%), due 10/25/50(a)(c)	839,908	82,146
Series 2021-10 LI, 2.500%, due 3/25/51(c)	496,848	68,654
Series 2021-12 JI, 2.500%, due 3/25/51(c)	627,817	96,683
Series 2021-3 TI, 2.500%, due 2/25/51(c)	2,867,949	465,825
Series 2021-34 IS, (SOFR30A + 2.91%), due 11/25/42(a)(c)	2,459,794	38,200
Series 2021-34 MI, 2.500%, due 3/25/51(c)	912,437	124,096
Series 2021-40 SI, 0.506%, (SOFR30A + 5.84%), due 9/25/47(a)(c)	1,023,887	84,722
Series 2021-54 HI, 2.500%, due 6/25/51(c)	192,453	24,067
Series 2021-8 ID, 3.500%, due 3/25/51(c)	730,253	158,403
Series 2021-95 KI, 2.500%, due 4/25/51(c)	2,462,135	332,938
Series 2022-10 SA, 0.420%, (SOFR30A + 5.75%), due 2/25/52(a)(c)	824,302	85,924
Series 2022-5 SN, (SOFR30A + 1.80%), due 2/25/52(a)(c)	367,360	411
Series 2023-24 OQ, 0.000%, due 7/25/54(f)(g)	502,124	402,764
Freddie Mac Pool
Series 2022-RA6622, 2.500%, due 1/1/52	2,144,188	1,717,776
Series 2022-RA7122, 3.500%, due 4/1/52	1,027,840	893,038
Series 2022-SD8215, 4.000%, due 5/1/52	261,136	234,044
Series 2023-RA8647, 4.500%, due 5/1/53	417,924	385,206
Series 2023-SD3392, 5.500%, due 7/1/53	320,457	311,782
Series 2023-SD3770, 2.500%, due 3/1/52	203,985	161,986
Series 2023-SD4026, 6.000%, due 10/1/53	229,797	227,873
Series 2023-SD4149, 5.000%, due 5/1/53	1,431,589	1,358,255
Series 2023-SD4268, 6.000%, due 11/1/53	219,751	218,318
Series 2023-SD4471, 6.500%, due 12/1/53	126,576	127,919
Series 2023-SD8342, 5.500%, due 7/1/53	879,597	853,987
Series 2023-SD8374, 6.500%, due 11/1/53	630,782	635,645

See notes to financial statements.

Schedule of Investments — IQ MacKay ESG Core Plus Bond ETF (continued)

April 30, 2024

	Principal Amount	Value
U.S. Government & Federal Agencies (continued)
Mortgage Securities (continued)
Series 2024-SD5040, 5.500%, due 3/1/54	$658,472	$640,878
Series 2024-SD8407, 5.000%, due 3/1/54	735,386	697,013
Freddie Mac REMICS
Series 2017-4710 WZ, 3.500%, due 8/15/47	530,197	460,972
Series 2017-4725 WZ, 3.500%, due 11/15/47	941,281	808,252
Series 2020-4993 KS, 0.606%, (SOFR30A + 5.94%), due 7/25/50(a)(c)	1,520,468	167,701
Series 2020-4994 TS, 0.656%, (SOFR30A + 5.99%), due 7/25/50(a)(c)	811,408	73,764
Series 2020-5013 DI, 3.000%, due 9/25/50(c)	1,722,246	292,904
Series 2020-5021 SA, (SOFR30A + 3.55%), due 10/25/50(a)(c)	816,651	15,030
Series 2020-5031 IQ, 2.500%, due 10/25/50(c)	512,360	81,470
Series 2020-5036 IO, 3.500%, due 11/25/50(c)	603,578	117,114
Series 2020-5038 IB, 2.500%, due 10/25/50(c)	507,362	80,150
Series 2020-5040 IO, 3.500%, due 11/25/50(c)	774,352	148,846
Series 2021-5070 PI, 3.000%, due 8/25/50(c)	863,600	156,076
Series 2021-5092 SH, (SOFR30A + 2.45%), due 2/25/51(a)(c)	738,408	2,275
Series 2021-5092 XA, 1.000%, due 1/15/41	419,543	341,325
Series 2021-5149 LI, 2.500%, due 10/25/51(c)	1,713,448	204,285
Series 2021-5187 SA, (SOFR30A + 1.80%), due 1/25/52(a)(c)	624,845	688
Series 2022-5191 IO, 3.500%, due 9/25/50(c)	897,214	172,096
Series 2022-5204 KA, 3.000%, due 5/25/49	913,647	820,225
Series 2022-5268 B, 4.500%, due 10/25/52	604,489	560,353
Series 2023-5304 UB, 4.000%, due 2/25/52	371,403	334,843
Series 2023-5315 OQ, 0.000%, due 1/25/55(f)(g)	387,604	308,295
Series 2023-5326, 0.000%, due 8/25/53(f)(g)	245,057	182,452
Series 2023-5326 QO, 0.000%, due 9/25/50(f)(g)	823,534	553,032
Series 2023-5328 JY, 0.250%, due 9/25/50	760,603	491,559
Series 2023-5351 DO, 0.000%, due 9/25/53(f)(g)	507,707	392,492
Series 2023-5351 EO, 0.000%, due 10/25/53(f)(g)	986,977	766,106
Series 2023-5363, 0.000%, due 12/25/53(f)(g)	490,848	395,976

	Principal Amount	Value
U.S. Government & Federal Agencies (continued)
Mortgage Securities (continued)
Freddie Mac STACR REMIC Trust
Series 2020-DNA2 B2, 10.245%, (SOFR30A + 4.91%), due 2/25/50(a)	$365,000	$389,980
Series 2020-DNA6 B1, 8.330%, (SOFR30A + 3.00%), due 12/25/50(a)	255,000	274,571
Series 2020-HQA1 B2, 10.545%, (SOFR30A + 5.21%), due 1/25/50(a)	975,000	1,037,047
Series 2020-HQA5 B1, 9.330%, (SOFR30A + 4.00%), due 11/25/50(a)	310,000	349,603
Series 2021-DNA2 B1, 8.730%, (SOFR30A + 3.40%), due 8/25/33(a)	435,000	477,547
Series 2021-DNA2 B2, 11.330%, (SOFR30A + 6.00%), due 8/25/33(a)	445,000	511,613
Series 2021-DNA5 B1, 8.380%, (SOFR30A + 3.05%), due 1/25/34(a)	1,190,000	1,258,056
Series 2021-DNA5 B2, 10.830%, (SOFR30A + 5.50%), due 1/25/34(a)	730,000	803,894
Series 2021-DNA7 B1, 8.980%, (SOFR30A + 3.65%), due 11/25/41(a)	1,016,000	1,056,709
Series 2021-HQA1 B1, 8.330%, (SOFR30A + 3.00%), due 8/25/33(a)	1,075,000	1,157,979
Series 2021-HQA2 B1, 8.480%, (SOFR30A + 3.15%), due 12/25/33(a)	840,000	914,290
Series 2021-HQA2 B2, 10.780%, (SOFR30A + 5.45%), due 12/25/33(a)	360,000	394,322
Series 2021-HQA4 M2, 7.680%, (SOFR30A + 2.35%), due 12/25/41(a)	630,000	634,862
Series 2022-DNA1 B1, 8.730%, (SOFR30A + 3.40%), due 1/25/42(a)	640,000	659,802
Series 2022-DNA6 M2, 11.080%, (SOFR30A + 5.75%), due 9/25/42(a)	770,000	861,990
Series 2022-HQA1 B1, 12.330%, (SOFR30A + 7.00%), due 3/25/42(a)	979,000	1,084,859
Series 2022-HQA1 M2, 10.580%, (SOFR30A + 5.25%), due 3/25/42(a)	500,000	540,940
Series 2022-HQA2 M2, 11.330%, (SOFR30A + 6.00%), due 7/25/42(a)	915,000	1,013,646
Series 2024-HQA1 M2, 7.330%, (SOFR30A + 2.00%), due 3/25/44(a)	385,000	384,900
Freddie Mac STACR Trust
Series 2019-HQA3 B2, 12.945%, (SOFR30A + 7.61%), due 9/25/49(a)	480,000	542,356
Freddie Mac Strips
Series 2012-272, 0.000%, due 8/15/42(f)(g)	530,506	384,683
Series 2013-311, 0.000%, due 8/15/43(f)(g)	162,505	117,201
Series 2013-311 S1, 0.506%, (SOFR30A + 5.84%), due 8/15/43(a)(c)	823,570	65,567
Series 2022-389 C35, 2.000%, due 6/15/52(c)	1,276,073	158,632
Series 2023-402, 0.000%, due 9/25/53(f)(g)	584,201	456,346

See notes to financial statements.

Schedule of Investments — IQ MacKay ESG Core Plus Bond ETF (continued)

April 30, 2024

	Principal Amount	Value
U.S. Government & Federal Agencies (continued)
Mortgage Securities (continued)
Government National Mortgage Association
Series 2019-106 FA, 4.000%, (TSFR1M + 0.71%), due 8/20/49(a)	$259,705	$232,281
Series 2019-128 KF, 3.500%, (TSFR1M + 0.76%), due 10/20/49(a)	258,274	222,982
Series 2019-128 YF, 3.500%, (TSFR1M + 0.76%), due 10/20/49(a)	271,518	234,973
Series 2019-136 YS, (TSFR1M + 2.72%), due 11/20/49(a)(c)	291,073	2,026
Series 2019-159 P, 2.500%, due 9/20/49	586,322	490,049
Series 2019-92 GF, 3.500%, (TSFR1M + 0.80%), due 7/20/49(a)	253,482	220,445
Series 2019-97 FG, 3.500%, (TSFR1M + 0.80%), due 8/20/49(a)	697,085	598,139
Series 2020-1 YF, 3.500%, (TSFR1M + 0.78%), due 1/20/50(a)	483,297	408,363
Series 2020-1 YS, (TSFR1M + 2.72%), due 1/20/50(a)(c)	1,332,054	9,355
Series 2020-129 SB, (TSFR1M + 3.09%), due 9/20/50(a)(c)	1,837,603	15,333
Series 2020-146 KI, 2.500%, due 10/20/50(c)	1,487,292	192,771
Series 2020-146 SA, 0.870%, (TSFR1M + 6.19%), due 10/20/50(a)(c)	906,517	104,603
Series 2020-146 YK, 1.000%, due 10/20/50	611,018	440,605
Series 2020-151 TI, 2.500%, due 10/20/50(c)	881,109	122,488
Series 2020-167 SN, 0.870%, (TSFR1M + 6.19%), due 11/20/50(a)(c)	502,375	53,978
Series 2020-168 IA, 0.978%, due 12/16/62(a)(b)(c)	1,530,230	108,199
Series 2020-175 CS, 0.870%, (TSFR1M + 6.19%), due 11/20/50(a)(c)	1,017,979	114,694
Series 2020-176 AI, 2.000%, due 11/20/50(c)	612,783	58,088
Series 2020-185 BI, 2.000%, due 12/20/50(c)	746,172	79,370
Series 2020-189 SU, 0.870%, (TSFR1M + 6.19%), due 12/20/50(a)(c)	625,626	69,269
Series 2020-34 SC, 0.620%, (TSFR1M + 5.94%), due 3/20/50(a)(c)	966,369	97,327
Series 2020-5 FA, 3.500%, (TSFR1M + 0.81%), due 1/20/50(a)	621,822	533,747
Series 2021-1 IT, 3.000%, due 1/20/51(c)	1,340,481	219,111
Series 2021-1 PI, 2.500%, due 12/20/50(c)	810,447	100,368
Series 2021-122 HS, 0.870%, (TSFR1M + 6.19%), due 7/20/51(a)(c)	1,156,940	131,210
Series 2021-125 AF, 3.500%, (SOFR30A + 0.25%), due 7/20/51(a)	738,461	642,699
Series 2021-140 GF, 2.500%, (TSFR1M + 0.76%), due 8/20/51(a)	528,846	415,271
Series 2021-146 IN, 3.500%, due 8/20/51(c)	1,140,286	203,013
Series 2021-149 CI, 2.500%, due 8/20/51(c)	1,286,113	179,785
Series 2021-158 SB, (SOFR30A + 3.70%), due 9/20/51(a)(c)	989,750	21,829

	Principal Amount	Value
U.S. Government & Federal Agencies (continued)
Mortgage Securities (continued)
Series 2021-16 AS, (TSFR1M + 2.64%), due 1/20/51(a)(c)	$2,366,244	$11,807
Series 2021-164 IO, 0.949%, due 10/16/63(a)(b)(c)	2,025,691	145,066
Series 2021-177 CI, 2.500%, due 10/20/51(c)	982,676	124,101
Series 2021-177 SB, (SOFR30A + 3.20%), due 10/20/51(a)(c)	6,927,827	84,778
Series 2021-179 SA, 0.870%, (TSFR1M + 6.19%), due 11/20/50(a)(c)	1,408,588	150,386
Series 2021-188 IO, 2.500%, due 10/20/51(c)	3,551,571	565,859
Series 2021-205 DS, (SOFR30A + 3.20%), due 11/20/51(a)(c)	3,251,075	40,828
Series 2021-226 SA, (SOFR30A + 1.70%), due 12/20/51(a)(c)	1,621,153	2,003
Series 2021-29 AS, (SOFR30A + 2.70%), due 2/20/51(a)(c)	2,303,777	17,511
Series 2021-30 DI, 2.500%, due 2/20/51(c)	1,268,390	175,728
Series 2021-42 BI, 2.500%, due 3/20/51(c)	601,315	79,056
Series 2021-46 BS, (TSFR1M + 2.69%), due 3/20/51(a)(c)	2,196,456	10,145
Series 2021-46 QS, 0.870%, (TSFR1M + 6.19%), due 3/20/51(a)(c)	560,092	60,495
Series 2021-46 TS, 0.870%, (TSFR1M + 6.19%), due 3/20/51(a)(c)	716,097	77,892
Series 2021-47 IO, 0.992%, due 3/16/61(a)(b)(c)	3,568,838	249,583
Series 2021-49 SB, 0.870%, (TSFR1M + 6.19%), due 3/20/51(a)(c)	824,503	88,986
Series 2021-57 SA, 0.870%, (TSFR1M + 6.19%), due 3/20/51(a)(c)	2,160,679	220,321
Series 2021-57 SD, 0.870%, (TSFR1M + 6.19%), due 3/20/51(a)(c)	3,634,328	375,596
Series 2021-64 GS, (SOFR30A + 1.65%), due 4/20/51(a)(c)	364,629	347
Series 2021-64 SG, (SOFR30A + 1.60%), due 4/20/51(a)(c)	815,053	661
Series 2021-67 PI, 3.000%, due 4/20/51(c)	777,682	123,253
Series 2021-74 HI, 3.000%, due 4/20/51(c)	178,185	27,827
Series 2021-83 FM, 2.500%, (SOFR30A + 0.51%), due 5/20/51(a)	1,530,961	1,197,061
Series 2021-96 FG, 3.500%, (SOFR30A + 0.30%), due 6/20/51(a)	892,868	768,636
Series 2021-97 FA, 3.000%, (SOFR30A + 0.40%), due 6/20/51(a)	1,981,434	1,635,701
Series 2021-97 IN, 2.500%, due 8/20/49(c)	2,328,228	227,010
Series 2021-97 SA, (SOFR30A + 2.60%), due 6/20/51(a)(c)	4,637,505	26,641
Series 2021-97 SM, 0.870%, (TSFR1M + 6.19%), due 6/20/51(a)(c)	1,276,291	140,920
Series 2021-98 IN, 3.000%, due 6/20/51(c)	595,021	101,840

See notes to financial statements.

Schedule of Investments — IQ MacKay ESG Core Plus Bond ETF (continued)

April 30, 2024

	Principal Amount	Value
U.S. Government & Federal Agencies (continued)
Mortgage Securities (continued)
Series 2022-1 IA, 2.500%, due 6/20/50(c)	$369,638	$48,219
Series 2022-10 IC, 2.000%, due 11/20/51(c)	1,084,717	123,994
Series 2022-101 SB, (SOFR30A + 3.30%), due 6/20/52(a)(c)	1,255,598	10,592
Series 2022-107 SA, (SOFR30A + 3.47%), due 6/20/52(a)(c)	6,335,266	65,983
Series 2022-113 Z, 2.000%, due 9/16/61	622,389	326,387
Series 2022-137 S, 0.870%, (TSFR1M + 6.19%), due 7/20/51(a)(c)	1,264,914	145,944
Series 2022-185 DI, 1.023%, due 10/16/65(a)(b)(c)	1,312,007	98,050
Series 2022-189 AT, 3.000%, due 7/20/51	523,807	445,326
Series 2022-19 SG, (SOFR30A + 2.45%), due 1/20/52(a)(c)	1,604,670	6,426
Series 2022-206 CN, 3.000%, due 2/20/52	501,959	424,381
Series 2022-24 SC, (SOFR30A + 2.37%), due 2/20/52(a)(c)	14,282,373	65,826
Series 2022-34 HS, (SOFR30A + 4.10%), due 2/20/52(a)(c)	2,310,329	70,729
Series 2022-69 FA, 4.500%, (SOFR30A + 0.75%), due 4/20/52(a)	237,864	215,930
Series 2022-78 S, (SOFR30A + 3.70%), due 4/20/52(a)(c)	1,192,135	12,665
Series 2022-83 IO, 2.500%, due 11/20/51(c)	901,343	123,473
Series 2022-87 SA, (SOFR30A + 3.30%), due 5/20/52(a)(c)	2,510,050	22,055
Series 2023-101 KO, 0.000%, due 1/20/51(f)(g)	1,184,494	769,870
Series 2023-114 MO, 0.000%, due 8/20/53(f)(g)	390,872	314,867
Series 2023-159 CI, 0.956%, due 7/16/65(a)(b)(c)	2,901,656	214,669
Series 2023-172 IO, 1.386%, due 2/16/66(a)(b)(c)	2,014,035	200,795
Series 2023-19 CI, 3.000%, due 11/20/51(c)	1,223,964	192,012
Series 2023-19 IO, 2.500%, due 2/20/51(c)	1,760,093	242,778
Series 2023-194 CI, 0.877%, due 10/16/65(a)(b)(c)	2,303,327	158,681
Series 2023-38 WT, 6.668%, due 12/20/51(a)(b)	300,398	306,529
Series 2023-53, 0.000%, due 4/20/53(f)(g)	309,736	246,439
Series 2023-55 CG, 7.510%, due 7/20/51(a)(b)	500,413	529,335
Series 2023-55 LB, 7.888%, due 11/20/51(a)(b)	458,572	507,267
Series 2023-56 SK, 0.620%, (TSFR1M + 5.94%), due 4/20/51(a)(c)	2,461,873	216,598
Series 2023-59 YC, 6.964%, due 9/20/51(a)(b)	665,424	696,209
Series 2023-60 ES, 0.539%, (SOFR30A + 11.20%), due 4/20/53(a)	681,651	583,650

	Principal Amount	Value
U.S. Government & Federal Agencies (continued)
Mortgage Securities (continued)
Series 2023-66 MP, 1.639%, (SOFR30A + 12.30%), due 5/20/53(a)	$708,148	$637,637
Series 2023-66 OQ, 0.000%, due 7/20/52(f)(g)	765,263	578,235
Series 2023-80 SA, (SOFR30A + 5.25%), due 6/20/53(a)(c)	2,996,798	85,432
Series 2023-81 LA, 5.000%, due 6/20/52	321,526	311,593
Series 2023-86 SE, 1.320%, (SOFR30A + 6.65%), due 9/20/50(a)(c)	873,822	101,145
Series 2024-29 B, 2.500%, due 8/16/64(a)(b)	635,000	468,300
		67,867,169
U.S. Treasury Bond — 3.3%
U.S. Treasury Bonds
4.500%, due 2/15/44	7,365,000	6,992,147

U.S. Treasury Note — 0.6%
U.S. Treasury Notes
4.625%, due 4/30/29	1,250,000	1,245,215

Total U.S. Government & Federal Agencies
(Cost $77,832,501)		76,104,531

U.S. Treasury Bills — 0.5%
U.S. Treasury Bill
0.000%, due 6/27/24(d)(f)
(Cost $1,140,484)	1,150,000	1,140,400

U.S. Treasury Inflation Indexed Bond — 1.3%
U.S. Treasury Inflation Indexed Bonds
1.375%, due 7/15/33
(Cost $2,914,833)	2,975,000	2,822,025

See notes to financial statements.

Schedule of Investments — IQ MacKay ESG Core Plus Bond ETF (continued)

April 30, 2024

	Shares	Value
Short-Term Investments — 0.8%
Money Market Funds — 0.8%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Class, 5.18%(h)	1,391,166	$1,391,166
Dreyfus Government Cash Management Fund, Institutional Shares, 5.19%(h)(i)	277,745	277,745

Total Short-Term Investments
(Cost $1,668,911)		1,668,911
Total Investments — 99.4% (Cost $217,236,342)		212,413,552
Other Assets and Liabilities,Net — 0.6%		1,191,081
Net Assets — 100%		$213,604,633

(a)Variable rate securities that may be tendered back to the issuer at any time prior to maturity at par. Rate shown is the rate in effect as of April 30, 2024.

(b)Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions.

(c)Interest only security. An interest only security is the interest only portion of a fixed income security, which is separated and sold individually from the principal portion of the security.

(d)All or a portion of the security was on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The aggregate market value of securities on loan was $2,567,504; total market value of collateral held by the Fund was $2,676,461. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $2,398,716.

(e)Represents a step up coupon bond that pays an initial coupon rate for the first period and a higher coupon rate for the following periods. Rate shown is the rate in effect at April 30, 2024.

(f)The security was issued on a discount basis with no stated coupon rate. Rate shown reflects the effective yield.

(g)A principal only security is the principal only portion of a fixed income security, which is separated and sold individually from the interest portion of the security.

(h)Reflects the 7-day yield at April 30, 2024.

(i)Represents security purchased with cash collateral received for securities on loan.

Abbreviations
CMT	- 1 year Constant Maturity Treasury Index
FREMF	- Freddie MAC Multifamily Securities
SOFR	- Secured Financing Overnight Rate

Open futures contracts outstanding at April 30, 2024:

Type	Broker	Expiration Date	Number of Contracts Purchased (Sold)	Notional Value at Trade Date	Notional Value at April 30, 2024	Unrealized Appreciation (Depreciation)
U.S. 10 year Note (CBT)	Citigroup Global Markets Inc.	June 2024	148	$16,115,703	$15,900,750	$(214,953)
U.S. 10 Year Ultra Note	Citigroup Global Markets Inc.	June 2024	(46)	(5,183,940)	(5,070,062)	113,878
U.S. 2 Year Note (CBT)	Citigroup Global Markets Inc.	June 2024	17	3,448,726	3,445,156	(3,570)
U.S. 5 Year Note (CBT)	Citigroup Global Markets Inc.	June 2024	(65)	(6,815,718)	(6,808,242)	7,476
U.S. Long Bond (CBT)	Citigroup Global Markets Inc.	June 2024	38	4,439,700	4,324,875	(114,825)
U.S. Ultra Bond (CBT)	Citigroup Global Markets Inc.	June 2024	82	10,441,640	9,804,125	(637,515)
						$(849,509)

CBT — Chicago Board of Trade

Cash posted as collateral to broker for futures contracts was $827,280 at April 30, 2024.

See notes to financial statements.

Schedule of Investments — IQ MacKay ESG Core Plus Bond ETF (continued)

April 30, 2024

The following is a summary of the inputs used to value the Fund’s investments as of April 30, 2024. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 2.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(j)
Collateralized Mortgage Obligations	$—	$8,711,119	$—	$8,711,119
Commercial Asset-Backed Securities	—	16,958,952	—	16,958,952
Commercial Mortgage-Backed Securities	—	21,292,483	—	21,292,483
Corporate Bonds	—	82,963,557	—	82,963,557
Foreign Government Obligations	—	751,574	—	751,574
U.S. Government & Federal Agencies	—	76,104,531	—	76,104,531
U.S. Treasury Bills	—	1,140,400	—	1,140,400
U.S. Treasury Inflation Indexed Bond	—	2,822,025	—	2,822,025
Short-Term Investments:
Money Market Funds	1,668,911	—	—	1,668,911
Total Investments in Securities	1,668,911	210,744,641	—	212,413,552
Other Financial Instruments:(k)
Futures Contracts	121,354	—	—	121,354
Total Investments in Securities and Other Financial Instruments	$1,790,265	$210,744,641	$—	$212,534,906
Liability Valuation Inputs
Other Financial Instruments:(k)
Futures Contracts	$(970,863)	$—	$—	$(970,863)

(j)For a complete listing of investments and their industries, see the Schedule of Investments.

(k)Reflects the unrealized appreciation (depreciation) of the instruments.

For the year ended April 30, 2024, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy. (See Note 2)

See notes to financial statements.

Schedule of Investments — IQ MacKay ESG High Income ETF

April 30, 2024

	Principal Amount	Value
Long-Term Bonds — 96.5%
Corporate Bonds — 96.5%
Advertising — 1.1%
Lamar Media Corp.
4.000%, due 2/15/30	$352,000	$314,163
Outfront Media Capital LLC / Outfront Media Capital Corp.
4.250%, due 1/15/29	362,000	322,198
7.375%, due 2/15/31	285,000	292,467
		928,828
Aerospace & Defense — 2.4%
Bombardier, Inc., (Canada)
6.000%, due 2/15/28	486,000	473,942
7.250%, due 7/1/31	191,000	191,470
7.500%, due 2/1/29	291,000	297,673
Spirit AeroSystems, Inc.
4.600%, due 6/15/28	100,000	92,144
9.750%, due 11/15/30	500,000	553,123
TransDigm, Inc.
4.625%, due 1/15/29	302,000	276,629
6.750%, due 8/15/28	85,000	85,361
		1,970,342
Agriculture — 0.6%
Darling Ingredients, Inc.
5.250%, due 4/15/27	432,000	418,561
6.000%, due 6/15/30	117,000	113,659
		532,220
Airlines — 1.3%
Air Canada 2020-1 Class C Pass Through Trust, (Canada)
Series 2020-1C, 10.500%, due 7/15/26	455,000	493,675
United Airlines, Inc.
4.375%, due 4/15/26	202,000	194,301
4.625%, due 4/15/29	460,000	423,949
		1,111,925
Auto Manufacturers — 0.2%
Aston Martin Capital Holdings Ltd., (Jersey)
10.000%, due 3/31/29	200,000	195,879

Auto Parts & Equipment — 1.2%
Clarios Global LP / Clarios U.S. Finance Co.
8.500%, due 5/15/27	81,000	81,107
Dana, Inc.
4.250%, due 9/1/30	200,000	173,277
4.500%, due 2/15/32(a)	289,000	245,190
Goodyear Tire & Rubber Co. (The)
5.000%, due 7/15/29	475,000	430,811
Phinia, Inc.
6.750%, due 4/15/29	100,000	100,356
		1,030,741
Banks — 2.3%
Comerica, Inc.
5.982%, (SOFR + 2.16%), due 1/30/30(b)	170,000	165,085
Fifth Third Bancorp
4.772%, (SOFR + 2.13%), due 7/28/30(b)	18,000	16,978

	Principal Amount	Value
Corporate Bonds (continued)
Banks (continued)
Freedom Mortgage Corp.
7.625%, due 5/1/26	$87,000	$86,610
12.000%, due 10/1/28	313,000	334,988
Intesa Sanpaolo SpA, (Italy)
5.017%, due 6/26/24	155,000	154,568
5.710%, due 1/15/26	373,000	367,540
KeyBank NA
4.900%, due 8/8/32	320,000	274,789
UniCredit SpA, (Italy)
7.296%, (USD 5 Year Swap + 4.91%), due 4/2/34(b)	495,000	499,179
		1,899,737
Beverages — 0.6%
Primo Water Holdings, Inc., (Canada)
4.375%, due 4/30/29	422,000	385,184
Triton Water Holdings, Inc.
6.250%, due 4/1/29	130,000	116,575
		501,759
Building Materials — 1.8%
Camelot Return Merger Sub, Inc.
8.750%, due 8/1/28	168,000	165,161
EMRLD Borrower LP / Emerald Co.-Issuer, Inc.
6.625%, due 12/15/30	335,000	331,998
Miter Brands Acquisition Holdco, Inc. / MIWD Borrower LLC
6.750%, due 4/1/32	90,000	89,382
MIWD Holdco II LLC / MIWD Finance Corp.
5.500%, due 2/1/30	340,000	307,923
Standard Industries, Inc.
4.375%, due 7/15/30	640,000	566,818
		1,461,282
Chemicals — 3.8%
Avient Corp.
7.125%, due 8/1/30	317,000	320,734
INEOS Finance PLC, (Luxembourg)
6.750%, due 5/15/28	343,000	337,007
Innophos Holdings, Inc.
9.375%, due 2/15/28	522,000	451,485
International Flavors & Fragrances, Inc.
1.832%, due 10/15/27	250,000	219,225
Olin Corp.
5.000%, due 2/1/30(a)	183,000	170,796
Rain Carbon, Inc.
12.250%, due 9/1/29(a)	363,000	378,025
SCIH Salt Holdings, Inc.
4.875%, due 5/1/28	250,000	232,447
6.625%, due 5/1/29	222,000	204,836
SK Invictus Intermediate II SARL
5.000%, due 10/30/29	200,000	174,355
SNF Group SACA, (France)
3.125%, due 3/15/27	469,000	430,647
Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc.
5.125%, due 4/1/29	22,000	5,652
WR Grace Holdings LLC
5.625%, due 8/15/29	257,000	230,143
		3,155,352

See notes to financial statements.

Schedule of Investments — IQ MacKay ESG High Income ETF (continued)

April 30, 2024

	Principal Amount	Value
Corporate Bonds (continued)
Commercial Services — 7.7%
ADT Security Corp. (The)
4.125%, due 8/1/29	$304,000	$274,799
Allied Universal Holdco LLC
7.875%, due 2/15/31	90,000	90,199
Allied Universal Holdco LLC / Allied Universal Finance Corp.
6.000%, due 6/1/29	251,000	213,103
9.750%, due 7/15/27	53,000	52,799
Allied Universal Holdco LLC/Allied Universal Finance Corp./ Atlas Luxco 4 Sarl
4.625%, due 6/1/28	635,000	569,613
AMN Healthcare, Inc.
4.000%, due 4/15/29	79,000	69,927
Aptim Corp.
7.750%, due 6/15/25	169,000	167,856
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
5.375%, due 3/1/29	410,000	364,688
Boost Newco Borrower LLC
7.500%, due 1/15/31	200,000	206,418
Brink’s Co. (The)
4.625%, due 10/15/27	71,000	66,689
Carriage Services, Inc.
4.250%, due 5/15/29	226,000	199,271
Champions Financing, Inc.
8.750%, due 2/15/29	135,000	137,960
Garda World Security Corp., (Canada)
4.625%, due 2/15/27	88,000	83,691
9.500%, due 11/1/27	123,000	122,435
Gartner, Inc.
4.500%, due 7/1/28	200,000	188,080
Herc Holdings, Inc.
5.500%, due 7/15/27	571,000	554,586
Hertz Corp. (The)
4.625%, due 12/1/26	501,000	388,066
Mavis Tire Express Services Topco Corp.
6.500%, due 5/15/29	175,000	162,148
NESCO Holdings II, Inc.
5.500%, due 4/15/29	93,000	86,564
Prime Security Services Borrower LLC / Prime Finance, Inc.
3.375%, due 8/31/27	490,000	446,270
Service Corp. International
3.375%, due 8/15/30	424,000	359,675
Sotheby’s
7.375%, due 10/15/27	345,000	321,513
United Rentals North America, Inc.
4.000%, due 7/15/30	331,000	295,003
Valvoline, Inc.
3.625%, due 6/15/31	419,000	352,489
Wand NewCo 3, Inc.
7.625%, due 1/30/32	75,000	76,245
WASH Multifamily Acquisition, Inc.
5.750%, due 4/15/26	510,000	494,451
Williams Scotsman, Inc.
4.625%, due 8/15/28	72,000	66,454
		6,410,992

	Principal Amount	Value
Corporate Bonds (continued)
Computers — 1.2%
NCR Voyix Corp.
5.125%, due 4/15/29	$615,000	$565,131
Presidio Holdings, Inc.
8.250%, due 2/1/28	175,000	176,948
Seagate HDD Cayman
4.091%, due 6/1/29	235,000	213,762
4.125%, due 1/15/31	68,000	59,017
8.500%, due 7/15/31	25,000	26,693
		1,041,551
Cosmetics/Personal Care — 0.3%
Coty, Inc. / HFC Prestige Products, Inc. / HFC Prestige International U.S. LLC
6.625%, due 7/15/30	75,000	75,045
Edgewell Personal Care Co.
5.500%, due 6/1/28	178,000	171,763
		246,808
Distribution/Wholesale — 0.3%
Ritchie Bros Holdings, Inc., (Canada)
7.750%, due 3/15/31	15,000	15,557
Verde Purchaser LLC
10.500%, due 11/30/30	225,000	237,009
		252,566
Diversified Financial Services — 3.5%
Capital One Financial Corp.
6.051%, (SOFR + 2.26%), due 2/1/35(b)	290,000	285,237
Credit Acceptance Corp.
9.250%, due 12/15/28	245,000	259,761
Freedom Mortgage Holdings LLC
9.250%, due 2/1/29	90,000	90,476
LPL Holdings, Inc.
4.000%, due 3/15/29	280,000	253,893
Macquarie Airfinance Holdings Ltd., (United Kingdom)
6.400%, due 3/26/29	70,000	69,798
6.500%, due 3/26/31	120,000	120,090
Nationstar Mortgage Holdings, Inc.
7.125%, due 2/1/32	125,000	123,212
OneMain Finance Corp.
3.500%, due 1/15/27	231,000	212,522
6.625%, due 1/15/28	510,000	508,373
PennyMac Financial Services, Inc.
4.250%, due 2/15/29	140,000	124,134
5.375%, due 10/15/25	394,000	388,688
7.875%, due 12/15/29	90,000	91,859
Rocket Mortgage LLC / Rocket Mortgage Co.-Issuer, Inc.
3.625%, due 3/1/29(a)	412,000	362,956
		2,890,999
Electric — 3.4%
Calpine Corp.
3.750%, due 3/1/31	342,000	295,810
4.500%, due 2/15/28	435,000	406,233
4.625%, due 2/1/29	40,000	36,743
5.125%, due 3/15/28	195,000	184,970

See notes to financial statements.

Schedule of Investments — IQ MacKay ESG High Income ETF (continued)

April 30, 2024

	Principal Amount	Value
Corporate Bonds (continued)
Electric (continued)
Clearway Energy Operating LLC
4.750%, due 3/15/28	$233,000	$219,568
NextEra Energy Operating Partners LP
4.250%, due 7/15/24	29,000	28,877
4.500%, due 9/15/27	234,000	218,033
PG&E Corp.
5.000%, due 7/1/28	294,000	280,132
Pike Corp.
8.625%, due 1/31/31	315,000	329,984
Vistra Corp.
8.000%, (5 Year US CMT T-Note + 6.93%), due 4/15/73(b)	590,000	596,108
Vistra Operations Co. LLC
4.375%, due 5/1/29	87,000	79,207
6.875%, due 4/15/32	175,000	174,267
		2,849,932
Electrical Components & Equipment — 1.3%
Energizer Holdings, Inc.
4.750%, due 6/15/28	424,000	385,253
EnerSys
4.375%, due 12/15/27	275,000	257,191
6.625%, due 1/15/32	139,000	138,427
WESCO Distribution, Inc.
7.250%, due 6/15/28	331,000	336,236
		1,117,107
Electronics — 0.9%
Imola Merger Corp.
4.750%, due 5/15/29	441,000	406,071
Sensata Technologies BV
4.000%, due 4/15/29	392,000	350,950
		757,021
Engineering & Construction — 0.7%
Artera Services LLC
8.500%, due 2/15/31	315,000	322,325
Great Lakes Dredge & Dock Corp.
5.250%, due 6/1/29(a)	324,000	271,918
		594,243
Entertainment — 3.7%
Affinity Interactive
6.875%, due 12/15/27	445,000	398,299
Caesars Entertainment, Inc.
4.625%, due 10/15/29	284,000	253,424
6.500%, due 2/15/32	165,000	162,565
Churchill Downs, Inc.
4.750%, due 1/15/28	393,000	371,312
5.750%, due 4/1/30	126,000	119,895
Everi Holdings, Inc.
5.000%, due 7/15/29	225,000	220,577
Light & Wonder International, Inc.
7.250%, due 11/15/29	158,000	159,352
7.500%, due 9/1/31	150,000	152,978
Penn Entertainment, Inc.
4.125%, due 7/1/29	377,000	315,786
Scientific Games Holdings LP/Scientific Games U.S. FinCo, Inc.
6.625%, due 3/1/30	380,000	359,490

	Principal Amount	Value
Corporate Bonds (continued)
Entertainment (continued)
Six Flags Entertainment Corp. / Six Flags Theme Parks, Inc.
6.625%, due 5/1/32	$150,000	$149,402
WMG Acquisition Corp.
3.750%, due 12/1/29	182,000	160,074
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.
5.125%, due 10/1/29	297,000	275,579
		3,098,733
Environmental Control — 1.3%
Covanta Holding Corp.
4.875%, due 12/1/29	320,000	280,514
5.000%, due 9/1/30	200,000	172,578
GFL Environmental, Inc.
3.750%, due 8/1/25	241,000	234,360
6.750%, due 1/15/31	240,000	241,940
Waste Pro USA, Inc.
5.500%, due 2/15/26	162,000	158,463
		1,087,855
Food — 2.8%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC
4.625%, due 1/15/27	513,000	490,164
6.500%, due 2/15/28	320,000	319,710
B&G Foods, Inc.
5.250%, due 9/15/27	238,000	219,699
Lamb Weston Holdings, Inc.
4.875%, due 5/15/28	13,000	12,409
Performance Food Group, Inc.
4.250%, due 8/1/29	390,000	349,588
Post Holdings, Inc.
4.625%, due 4/15/30	413,000	372,988
5.500%, due 12/15/29	276,000	261,744
US Foods, Inc.
4.625%, due 6/1/30	363,000	330,086
		2,356,388
Forest Products & Paper — 0.4%
Ahlstrom Holding 3 Oy, (Finland)
4.875%, due 2/4/28	383,000	350,560

Gas — 0.5%
AmeriGas Partners LP / AmeriGas Finance Corp.
9.375%, due 6/1/28	390,000	405,218

Healthcare-Products — 0.5%
Hologic, Inc.
4.625%, due 2/1/28	412,000	391,842

Healthcare-Services — 4.1%
Catalent Pharma Solutions, Inc.
3.125%, due 2/15/29	380,000	362,685
Centene Corp.
2.500%, due 3/1/31	109,000	87,602
4.625%, due 12/15/29	239,000	222,561
CHS/Community Health Systems, Inc.
5.250%, due 5/15/30	258,000	210,937
6.000%, due 1/15/29	343,000	299,247
8.000%, due 3/15/26	355,000	353,272

See notes to financial statements.

Schedule of Investments — IQ MacKay ESG High Income ETF (continued)

April 30, 2024

	Principal Amount	Value
Corporate Bonds (continued)
Healthcare-Services (continued)
Encompass Health Corp.
4.750%, due 2/1/30	$321,000	$294,370
5.750%, due 9/15/25	219,000	217,299
Star Parent, Inc.
9.000%, due 10/1/30	107,000	111,927
Tenet Healthcare Corp.
4.250%, due 6/1/29	397,000	363,644
4.625%, due 6/15/28	454,000	427,224
6.125%, due 6/15/30	436,000	428,544
		3,379,312
Holding Companies-Divers — 0.3%
Stena International SA, (Sweden)
7.250%, due 1/15/31	225,000	225,182

Home Builders — 0.8%
LGI Homes, Inc.
4.000%, due 7/15/29	250,000	214,394
Mattamy Group Corp., (Canada)
5.250%, due 12/15/27	238,000	227,864
Meritage Homes Corp.
3.875%, due 4/15/29	86,000	77,968
Thor Industries, Inc.
4.000%, due 10/15/29	47,000	40,635
Tri Pointe Homes, Inc.
5.700%, due 6/15/28	79,000	76,462
		637,323
Household Products/Wares — 0.5%
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc., (Canada)
7.000%, due 12/31/27	420,000	406,304

Housewares — 0.7%
CD&R Smokey Buyer, Inc.
6.750%, due 7/15/25	363,000	360,823
Newell Brands, Inc.
6.375%, due 9/15/27	268,000	261,335
		622,158
Insurance — 0.5%
Global Atlantic Fin Co.
4.700%, (5 Year US CMT T-Note + 3.80%), due 10/15/51(b)	130,000	114,881
NMI Holdings, Inc.
7.375%, due 6/1/25	302,000	304,237
		419,118
Internet — 2.4%
Arches Buyer, Inc.
4.250%, due 6/1/28	215,000	184,361
6.125%, due 12/1/28	481,000	391,233
Cogent Communications Group, Inc.
3.500%, due 5/1/26	120,000	112,813
Go Daddy Operating Co LLC / GD Finance Co., Inc.
3.500%, due 3/1/29	295,000	261,591
Match Group Holdings II LLC
4.125%, due 8/1/30	214,000	185,325
5.625%, due 2/15/29	96,000	91,319

	Principal Amount	Value
Corporate Bonds (continued)
Internet (continued)
Rakuten Group, Inc., (Japan)
9.750%, due 4/15/29	$275,000	$272,341
Uber Technologies, Inc.
4.500%, due 8/15/29	518,000	482,568
		1,981,551
Investment Companies — 0.7%
Antares Holdings LP, (Canada)
6.500%, due 2/8/29(a)	335,000	326,138
7.950%, due 8/11/28	50,000	51,385
Icahn Enterprises LP / Icahn Enterprises Finance Corp.
4.375%, due 2/1/29	96,000	80,817
6.250%, due 5/15/26	90,000	87,531
		545,871
Iron/Steel — 1.0%
Algoma Steel, Inc., (Canada)
9.125%, due 4/15/29	150,000	148,125
Mineral Resources Ltd., (Australia)
9.250%, due 10/1/28	508,000	532,554
TMS International Corp.
6.250%, due 4/15/29	147,000	135,470
		816,149
Leisure Time — 2.3%
Acushnet Co.
7.375%, due 10/15/28	75,000	76,995
Carnival Corp.
5.750%, due 3/1/27	239,000	233,255
6.000%, due 5/1/29	455,000	440,915
NCL Corp., Ltd.
5.875%, due 2/15/27	174,000	169,975
7.750%, due 2/15/29(a)	373,000	381,011
Royal Caribbean Cruises Ltd.
9.250%, due 1/15/29	149,000	159,126
Viking Cruises Ltd.
5.875%, due 9/15/27	170,000	164,826
9.125%, due 7/15/31	254,000	272,443
		1,898,546
Lodging — 1.1%
Boyd Gaming Corp.
4.750%, due 12/1/27	317,000	300,323
Hilton Domestic Operating Co., Inc.
4.000%, due 5/1/31	582,000	509,971
Station Casinos LLC
4.625%, due 12/1/31	98,000	85,901
		896,195
Machinery-Diversified — 0.7%
Chart Industries, Inc.
7.500%, due 1/1/30	274,000	280,249
TK Elevator U.S. Newco, Inc., (Germany)
5.250%, due 7/15/27	323,000	308,971
		589,220
Media — 9.1%
Altice Financing SA, (Luxembourg)
5.000%, due 1/15/28	57,000	44,985
5.750%, due 8/15/29	347,000	257,743
Cable One, Inc.
4.000%, due 11/15/30(a)	301,000	229,634

See notes to financial statements.

Schedule of Investments — IQ MacKay ESG High Income ETF (continued)

April 30, 2024

	Principal Amount	Value
Corporate Bonds (continued)
Media (continued)
CCO Holdings LLC / CCO Holdings Capital Corp.
4.250%, due 2/1/31	$274,000	$214,444
4.250%, due 1/15/34	188,000	136,208
4.500%, due 8/15/30	306,000	248,671
4.500%, due 5/1/32	269,000	206,543
4.750%, due 3/1/30	400,000	332,378
CSC Holdings LLC
4.625%, due 12/1/30	186,000	80,730
5.500%, due 4/15/27	176,000	144,287
5.750%, due 1/15/30	285,000	124,978
6.500%, due 2/1/29	600,000	447,492
11.250%, due 5/15/28	210,000	185,752
Directv Financing LLC
8.875%, due 2/1/30	60,000	58,341
Directv Financing LLC / Directv Financing Co.-Obligor, Inc.
5.875%, due 8/15/27	667,000	621,695
DISH DBS Corp.
5.750%, due 12/1/28	195,000	131,680
5.875%, due 11/15/24	300,000	282,594
7.375%, due 7/1/28	245,000	109,745
DISH Network Corp.
11.750%, due 11/15/27	171,000	172,374
iHeartCommunications, Inc.
6.375%, due 5/1/26	445,000	376,082
Nexstar Media, Inc.
4.750%, due 11/1/28(a)	436,000	387,064
5.625%, due 7/15/27	162,000	152,340
Paramount Global
6.250%, (3-Month LIBOR + 3.90%), due 2/28/57(b)	200,000	175,338
Sirius XM Radio, Inc.
3.875%, due 9/1/31	84,000	67,555
4.000%, due 7/15/28	382,000	340,523
4.125%, due 7/1/30	90,000	76,326
Sunrise FinCo I BV, (Netherlands)
4.875%, due 7/15/31	344,000	299,545
TEGNA, Inc.
4.625%, due 3/15/28	95,000	85,613
Univision Communications, Inc.
4.500%, due 5/1/29(a)	199,000	173,114
6.625%, due 6/1/27	148,000	142,822
Virgin Media Finance PLC, (United Kingdom)
5.000%, due 7/15/30	98,000	80,257
Virgin Media Secured Finance PLC, (United Kingdom)
5.500%, due 5/15/29	465,000	422,657
Virgin Media Vendor Financing Notes IV DAC, (United Kingdom)
5.000%, due 7/15/28	79,000	70,328
VZ Secured Financing BV, (Netherlands)
5.000%, due 1/15/32	359,000	302,399
Ziggo Bond Co. BV, (Netherlands)
5.125%, due 2/28/30	433,000	359,280
		7,541,517

	Principal Amount	Value
Corporate Bonds (continued)
Mining — 1.0%
Compass Minerals International, Inc.
6.750%, due 12/1/27	$300,000	$281,340
Novelis Corp.
3.250%, due 11/15/26	102,000	95,366
3.875%, due 8/15/31	138,000	116,860
4.750%, due 1/30/30	352,000	322,087
		815,653
Miscellaneous Manufacturing — 0.5%
Gates Global LLC / Gates Corp.
6.250%, due 1/15/26	302,000	302,064
Hillenbrand, Inc.
6.250%, due 2/15/29	150,000	148,824
		450,888
Oil & Gas — 5.7%
Aethon United BR LP / Aethon United Finance Corp.
8.250%, due 2/15/26	367,000	369,372
Ascent Resources Utica Holdings LLC / ARU Finance Corp.
5.875%, due 6/30/29	271,000	258,260
7.000%, due 11/1/26	95,000	94,858
8.250%, due 12/31/28	170,000	173,462
Borr IHC Ltd. / Borr Finance LLC, (Mexico)
10.000%, due 11/15/28	125,000	129,215
CNX Resources Corp.
6.000%, due 1/15/29	88,000	85,262
Encino Acquisition Partners Holdings LLC
8.750%, due 5/1/31	225,000	229,107
HF Sinclair Corp.
6.375%, due 4/15/27	174,000	174,020
Hilcorp Energy I LP / Hilcorp Finance Co.
5.750%, due 2/1/29	410,000	393,859
6.000%, due 2/1/31	290,000	276,846
Moss Creek Resources Holdings, Inc.
7.500%, due 1/15/26	393,000	391,898
10.500%, due 5/15/27	72,000	73,632
Nabors Industries, Inc.
7.375%, due 5/15/27	410,000	406,332
Occidental Petroleum Corp.
7.500%, due 5/1/31	81,000	88,198
8.875%, due 7/15/30	112,000	128,053
Patterson-UTI Energy, Inc.
7.150%, due 10/1/33	331,000	344,555
Range Resources Corp.
4.750%, due 2/15/30	76,000	69,978
Sitio Royalties Operating Partnership LP / Sitio Finance Corp.
7.875%, due 11/1/28	171,000	175,847
Transocean Titan Financing Ltd.
8.375%, due 2/1/28	151,000	155,009
Transocean, Inc.
8.250%, due 5/15/29	137,000	136,211
8.500%, due 5/15/31	135,000	134,390
Vital Energy, Inc.
7.750%, due 7/31/29	281,000	282,841
7.875%, due 4/15/32	150,000	152,206
		4,723,411

See notes to financial statements.

Schedule of Investments — IQ MacKay ESG High Income ETF (continued)

April 30, 2024

	Principal Amount	Value
Corporate Bonds (continued)
Oil & Gas Services — 0.8%
Archrock Partners LP / Archrock Partners Finance Corp.
6.875%, due 4/1/27	$424,000	$422,970
Kodiak Gas Services LLC
7.250%, due 2/15/29	120,000	120,865
USA Compression Partners LP / USA Compression Finance Corp.
6.875%, due 9/1/27	148,000	147,754
		691,589
Packaging & Containers — 1.6%
Ball Corp.
6.000%, due 6/15/29	210,000	208,957
Cascades, Inc. / Cascades USA, Inc., (Canada)
5.375%, due 1/15/28	210,000	196,913
Crown Americas LLC
5.250%, due 4/1/30	225,000	214,398
Mauser Packaging Solutions Holding Co.
9.250%, due 4/15/27	146,000	143,076
Owens-Brockway Glass Container, Inc.
6.375%, due 8/15/25	353,000	354,314
Sealed Air Corp/Sealed Air Corp. U.S.
6.125%, due 2/1/28	25,000	24,696
7.250%, due 2/15/31	180,000	183,245
		1,325,599
Pharmaceuticals — 1.7%
Bausch Health Cos., Inc.
5.500%, due 11/1/25	122,000	113,637
Elanco Animal Health, Inc.
6.650%, due 8/28/28	278,000	277,288
Endo Finance Holdings, Inc.
8.500%, due 4/15/31	220,000	223,535
PRA Health Sciences, Inc.
2.875%, due 7/15/26	445,000	415,189
Teva Pharmaceutical Finance Netherlands III BV, (Israel)
5.125%, due 5/9/29	280,000	265,239
Viatris, Inc.
2.300%, due 6/22/27	100,000	89,915
		1,384,803
Pipelines — 3.5%
DT Midstream, Inc.
4.125%, due 6/15/29	140,000	126,892
EnLink Midstream LLC
5.625%, due 1/15/28	413,000	405,791
EQM Midstream Partners LP
4.750%, due 1/15/31	121,000	110,562
5.500%, due 7/15/28	258,000	251,310
7.500%, due 6/1/30	203,000	212,860
Genesis Energy LP / Genesis Energy Finance Corp.
7.750%, due 2/1/28	220,000	219,950
Howard Midstream Energy Partners LLC
8.875%, due 7/15/28	165,000	172,817
NGPL PipeCo LLC
7.768%, due 12/15/37	125,000	136,311

	Principal Amount	Value
Corporate Bonds (continued)
Pipelines (continued)
Venture Global Calcasieu Pass LLC
3.875%, due 8/15/29	$447,000	$394,939
Venture Global LNG, Inc.
8.375%, due 6/1/31	647,000	663,959
9.500%, due 2/1/29	219,000	235,395
		2,930,786
REITS — 3.7%
American Tower Corp.
2.100%, due 6/15/30	150,000	122,396
Iron Mountain Information Management Services, Inc.
5.000%, due 7/15/32	95,000	84,196
Iron Mountain, Inc.
4.500%, due 2/15/31	273,000	240,791
5.250%, due 7/15/30	355,000	329,489
5.625%, due 7/15/32	293,000	271,195
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co.-Issuer
4.875%, due 5/15/29	337,000	308,367
RHP Hotel Properties LP / RHP Finance Corp.
7.250%, due 7/15/28	175,000	177,713
SBA Communications Corp.
3.125%, due 2/1/29	404,000	351,827
3.875%, due 2/15/27	342,000	321,411
Service Properties Trust
8.625%, due 11/15/31	110,000	115,526
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC
10.500%, due 2/15/28	497,000	515,603
VICI Properties LP / VICI Note Co., Inc.
4.250%, due 12/1/26	182,000	173,659
XHR LP
4.875%, due 6/1/29	84,000	76,672
		3,088,845
Retail — 4.0%
Arko Corp.
5.125%, due 11/15/29	202,000	162,778
Asbury Automotive Group, Inc.
4.750%, due 3/1/30	391,000	354,401
Bath & Body Works, Inc.
6.950%, due 3/1/33	192,000	185,521
Ferrellgas LP / Ferrellgas Finance Corp.
5.875%, due 4/1/29	308,000	291,843
Group 1 Automotive, Inc.
4.000%, due 8/15/28	382,000	347,408
LCM Investments Holdings II LLC
4.875%, due 5/1/29	252,000	230,158
8.250%, due 8/1/31(a)	110,000	114,267
Lithia Motors, Inc.
3.875%, due 6/1/29	35,000	30,913
4.375%, due 1/15/31	384,000	336,194
Macy’s Retail Holdings LLC
5.875%, due 4/1/29	225,000	216,939
6.125%, due 3/15/32	217,000	205,264
Michaels Cos., Inc. (The)
5.250%, due 5/1/28	60,000	50,783
7.875%, due 5/1/29	84,000	61,548

See notes to financial statements.

Schedule of Investments — IQ MacKay ESG High Income ETF (continued)

April 30, 2024

	Principal Amount	Value
Corporate Bonds (continued)
Retail (continued)
NMG Holding Co., Inc. / Neiman Marcus Group LLC
7.125%, due 4/1/26	$150,000	$149,304
Nordstrom, Inc.
4.375%, due 4/1/30	33,000	29,453
5.000%, due 1/15/44	105,000	79,702
QVC, Inc.
5.450%, due 8/15/34	50,000	32,836
Sally Holdings LLC / Sally Capital, Inc.
6.750%, due 3/1/32	186,000	179,799
Staples, Inc.
7.500%, due 4/15/26	260,000	250,670
10.750%, due 4/15/27	40,000	36,810
		3,346,591
Semiconductors — 0.6%
Entegris, Inc.
3.625%, due 5/1/29	175,000	154,875
4.375%, due 4/15/28	368,000	343,064
		497,939
Software — 1.3%
Cloud Software Group, Inc.
6.500%, due 3/31/29	486,000	460,948
Open Text Corp., (Canada)
3.875%, due 12/1/29	569,000	497,992
PTC, Inc.
3.625%, due 2/15/25	157,000	153,771
		1,112,711
Telecommunications — 3.4%
Altice France SA, (France)
5.500%, due 1/15/28	483,000	326,315
8.125%, due 2/1/27	191,000	143,797
CommScope, Inc.
4.750%, due 9/1/29	181,000	126,247
8.250%, due 3/1/27	162,000	62,455
Iliad Holding SASU, (France)
6.500%, due 10/15/26	328,000	326,394
8.500%, due 4/15/31	215,000	216,620
Level 3 Financing, Inc.
3.750%, due 7/15/29	258,000	88,042
10.500%, due 5/15/30	155,000	153,593
Sprint Capital Corp.
8.750%, due 3/15/32	218,000	257,402
Telecom Italia Capital SA, (Italy)
7.721%, due 6/4/38	232,000	215,703
Telecom Italia SpA, (Italy)
5.303%, due 5/30/24	150,000	149,616
Vmed O2 UK Financing I PLC, (United Kingdom)
4.750%, due 7/15/31	454,000	378,894
Vodafone Group PLC, (United Kingdom)
7.000%, (USD 5 Year Swap + 4.87%), due 4/4/79(b)	364,000	369,320
		2,814,398

	Principal Amount	Value
Corporate Bonds (continued)
Transportation — 0.7%
First Student Bidco, Inc. / First Transit Parent, Inc.
4.000%, due 7/31/29	$438,000	$382,849
Genesee & Wyoming, Inc.
6.250%, due 4/15/32	205,000	203,748
		586,597
Total Corporate Bonds
(Cost $79,691,641)		80,368,136

	Shares
Short-Term Investments — 3.9%
Money Market Funds — 3.9%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Class, 5.18%(c)	1,632,669	$1,632,669
Dreyfus Government Cash Management Fund, Institutional Shares, 5.19%(c)(d)	1,590,069	1,590,069

Total Short-Term Investments
(Cost $3,222,738)		3,222,738

Total Investments — 100.4% (Cost $82,914,379)		83,590,874
Other Assets and Liabilities, Net — (0.4)%		(372,524)
Net Assets — 100%		$83,218,350

(a)All or a portion of the security was on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The aggregate market value of securities on loan was $2,165,363; total market value of collateral held by the Fund was $2,281,539. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $691,470.

(b)Variable rate securities that may be tendered back to the issuer at any time prior to maturity at par. Rate shown is the rate in effect as of April 30, 2024.

(c)Reflects the 7-day yield at April 30, 2024.

(d)Represents security purchased with cash collateral received for securities on loan.

Abbreviations
CMT	- Constant Maturity Treasury Index
LIBOR	- London Interbank Offered Rate.
SOFR	- Secured Financing Overnight Rate

See notes to financial statements.

Schedule of Investments — IQ MacKay ESG High Income ETF (continued)

April 30, 2024

The following is a summary of the inputs used to value the Fund’s investments as of April 30, 2024. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 2.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(e)
Corporate Bonds	$—	$80,368,136	$—	$80,368,136
Short-Term Investments:
Money Market Funds	3,222,738	—	—	3,222,738
Total Investments in Securities	$3,222,738	$80,368,136	$—	$83,590,874

(e)For a complete listing of investments and their industries, see the Schedule of Investments.

For the year ended April 30, 2024 the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy. (See Note 2)

See notes to financial statements.

Schedule of Investments — IQ MacKay Municipal Insured ETF

April 30, 2024

	Principal Amount	Value
Municipal Bonds — 97.0%
Alabama — 0.5%
Black Belt Energy Gas District, Revenue Bonds
Series B-2
4.420%, (Municipal Swap Index + 0.65%), due 4/1/53(a)	$2,500,000	$2,442,657
Alaska — 0.3%
University of Alaska, Revenue Bonds
Series V-1 Insured: AGM-CR
5.000%, due 10/1/44	1,365,000	1,390,044
Arizona — 1.3%
City of Glendale AZ Transportation Excise Tax Revenue, Revenue Bonds
Insured: AGM
5.000%, due 7/1/28	3,180,000	3,225,873
City of Lake Havasu City AZ Wastewater System Revenue, Revenue Bonds
Series B Insured: AGM
5.000%, due 7/1/40	1,000,000	1,003,548
Maricopa County Unified School District No 60 Higley, Certificates of Participation
Insured: AGM
4.125%, due 6/1/42	500,000	493,495
4.250%, due 6/1/47	1,500,000	1,451,272
		6,174,188
Arkansas — 0.1%
City of Clarksville AR Sales & Use Tax Revenue, Revenue Bonds
Insured: BAM
3.000%, due 11/1/26	500,000	486,907
California — 9.2%
Anaheim Public Financing Authority, Revenue Bonds
Series C Insured: AGM
3.280%, due 9/1/30(b)	6,555,000	5,333,101
Banning Unified School District, General Obligation Bonds
Series A Insured: AGM
4.000%, due 8/1/46	2,395,000	2,346,301
Bay Area Toll Authority, Revenue Bonds
Series E
3.750%, due 4/1/59(a)(c)	1,000,000	1,000,000
California Health Facilities Financing Authority, Revenue Bonds
5.000%, due 11/15/49	535,000	541,616
California Statewide Communities Development Authority, Revenue Bonds
Insured: BAM
3.000%, due 5/15/54	2,895,000	2,132,590
Chaffey Joint Union High School District, General Obligation Bonds
Series G
4.510%, due 8/1/42(b)	1,000,000	439,280
City of Long Beach CA Airport System Revenue, Revenue Bonds
Series C Insured: AGM
5.000%, due 6/1/42	1,000,000	1,054,839
City of San Mateo CA, Special Tax
Insured: BAM
5.250%, due 9/1/37	4,460,000	4,945,949
Clovis Unified School District, General Obligation Bonds
Series B Insured: NATL
3.320%, due 8/1/30(b)	1,000,000	813,887

	Principal Amount	Value
Municipal Bonds (continued)
California (continued)
Fontana Unified School District, General Obligation Bonds
Insured: AGM
2.375%, due 8/1/44	$ 2,500,000	$ 1,693,780
Foothill-De Anza Community College District, General Obligation Bonds
Series 99 Insured: NATL-IBC FGIC
3.060%, due 8/1/29(b)	1,050,000	895,231
Grossmont Union High School District, General Obligation Bonds
Series F Insured: AGM
4.090%, due 8/1/34(b)	2,445,000	1,491,595
4.670%, due 8/1/39(b)	535,000	248,572
Lake Tahoe Unified School District, General Obligation Bonds
Series B Insured: NATL
3.440%, due 8/1/30(b)	1,110,000	896,779
Natomas Unified School District, General Obligation Bonds
Insured: AGM
3.000%, due 8/1/47	3,135,000	2,356,511
Oak Grove School District, General Obligation Bonds
Series 2 Insured: BAM
14.250%, due 6/1/46(b)	4,000,000	1,407,094
Ontario Montclair School District, General Obligation Bonds
Series B Insured: NATL
3.610%, due 8/1/29(b)	390,000	323,208
Pacifica School District, General Obligation Bonds
Series C Insured: NATL
3.560%, due 8/1/27(b)	275,000	245,132
Placer Union High School District, General Obligation Bonds
Insured: AGM
3.380%, due 8/1/30(b)	975,000	790,620
River Delta Unified School District School Facilities Improvement District No 1, General Obligation Bonds
Insured: BAM
4.000%, due 8/1/45	1,565,000	1,534,502
River Islands Public Financing Authority, Special Tax
Series 1 Insured: AGM
5.250%, due 9/1/52	735,000	791,008
Riverside County Transportation Commission, Revenue Bonds
Insured: BAM
3.000%, due 6/1/49	2,592,000	2,016,858
Sacramento City Unified School District, General Obligation Bonds
Series B Insured: BAM
4.000%, due 8/1/48	1,000,000	960,988
Saratoga Union School District, General Obligation Bonds
Insured: NATL
3.380%, due 9/1/27(b)	650,000	581,206
Twin Rivers Unified School District, General Obligation Bonds
Insured: AGM
7.140%, due 8/1/41(b)	2,000,000	901,919
Vista Unified School District, General Obligation Bonds
Series B Insured: BAM
5.250%, due 8/1/41	3,000,000	3,390,451
Washington Unified School District/Yolo County CA, General Obligation Bonds
Series A Insured: NATL
3.590%, due 8/1/26(b)	1,100,000	1,015,106

See notes to financial statements.

Schedule of Investments — IQ MacKay Municipal Insured ETF (continued)

April 30, 2024

	Principal Amount	Value
Municipal Bonds (continued)
California (continued)
William S Hart Union High School District, General Obligation Bonds
Series B Insured: AGM
3.410%, due 9/1/29(b)	$ 2,345,000	$ 1,958,053
		42,106,176
Colorado — 4.6%
Arista Metropolitan District, General Obligation Bonds
Series A Insured: BAM
5.000%, due 12/1/48	2,650,000	2,724,816
Castle Oaks Metropolitan District No 3, General Obligation Bonds
Insured: AGM
4.000%, due 12/1/45	3,000,000	2,807,543
City of Grand Junction CO Joint Sewer System Revenue, Revenue Bonds
Insured: BAM
4.000%, due 12/1/49	4,250,000	4,053,225
Colorado Educational & Cultural Facilities Authority, Revenue Bonds
Insured: BAM-TCRS MORAL OBLIG
4.000%, due 9/1/46	2,385,000	2,128,808
Colorado Water Resources & Power Development Authority, Revenue Bonds
Series A Insured: AGM
5.500%, due 9/1/43	500,000	558,333
Crystal Valley Metropolitan District No 2, General Obligation Bonds
Series A Insured: AGM
4.000%, due 12/1/44	1,000,000	968,552
E-470 Public Highway Authority, Revenue Bonds
Series B Insured: NATL
3.780%, due 9/1/25(b)	2,350,000	2,235,214
Gold Hill Mesa Metropolitan District No 2, General Obligation Bonds
Series A Insured: BAM
5.500%, due 12/1/47	600,000	637,658
Grand Junction Regional Airport Authority, Revenue Bonds
Series A Insured: NATL
5.000%, due 12/1/26	500,000	516,381
Green Gables Metropolitan District No 2, General Obligation Bonds
Series A Insured: BAM
5.000%, due 12/1/38	760,000	802,111
Park 70 Metropolitan District, General Obligation Bonds
5.000%, due 12/1/46	450,000	445,296
Park Creek Metropolitan District, Revenue Bonds
Series A Insured: AGM
4.000%, due 12/1/46	3,255,000	3,080,965
		20,958,902
Connecticut — 0.0%(d)
City of Hartford CT, General Obligation Bonds
Series A Insured: AGM
4.000%, due 7/1/34	25,000	25,066
5.000%, due 7/1/24	20,000	20,037
5.000%, due 7/1/27	60,000	61,183
Series C Insured: AGM
5.000%, due 7/15/32	20,000	20,384
		126,670

	Principal Amount	Value
Municipal Bonds (continued)
District of Columbia — 0.6%
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Revenue Bonds
Insured: BAM
4.760%, due 10/1/37(b)	$1,500,000	$798,190
Series B Insured: AGM
4.000%, due 10/1/53	2,000,000	1,854,649
		2,652,839
Florida — 2.7%
County of Brevard FL, Revenue Bonds
Insured: AGM
5.000%, due 8/1/29	3,860,000	3,977,991
County of Miami-Dade FL, Revenue Bonds
Insured: BAM
4.780%, due 10/1/46(b)	290,000	100,639
County of Miami-Dade Seaport Department, Revenue Bonds
Series 2 Insured: AGM
3.000%, due 10/1/50	4,090,000	3,005,538
Series A-1 Insured: AGM
4.000%, due 10/1/41	1,425,000	1,365,804
County of Osceola FL Transportation Revenue, Revenue Bonds
Series A Insured: AGM-CR
8.670%, due 10/1/41(b)	1,015,000	423,999
Series A-2 Insured: AGM-CR
8.260%, due 10/1/40(b)	1,250,000	553,773
County of Pasco FL, Revenue Bonds
Series A Insured: AGM
5.250%, due 9/1/28	1,000,000	1,064,801
School Board of Miami-Dade County (The), General Obligation Bonds
5.000%, due 3/15/39	1,645,000	1,669,426
		12,161,971
Georgia — 0.5%
DeKalb Newton & Gwinnett Counties Joint Development Authority, Revenue Bonds
Series A Insured: AGM
5.000%, due 7/1/39	2,250,000	2,251,382
Idaho — 0.4%
Idaho Housing & Finance Association, Revenue Bonds
Insured: SCH BD GTY
5.000%, due 5/1/52	1,000,000	1,000,895
5.250%, due 5/1/42	800,000	826,479
		1,827,374
Illinois — 12.7%
Boone & Winnebago Counties Community Unit School District No 200, General Obligation Bonds
Series B Insured: AGM
4.150%, due 1/1/25(b)	500,000	486,433
Chicago Board of Education, General Obligation Bonds
Series A Insured: AGC-ICC FGIC
5.500%, due 12/1/26	1,575,000	1,624,614
Series A Insured: AGM
5.000%, due 12/1/31	500,000	522,000
Chicago Board of Education Dedicated Capital Improvement Tax, Revenue Bonds
5.250%, due 4/1/35	1,750,000	1,957,997

See notes to financial statements.

Schedule of Investments — IQ MacKay Municipal Insured ETF (continued)

April 30, 2024

	Principal Amount	Value
Municipal Bonds (continued)
Illinois (continued)
Chicago Midway International Airport, Revenue Bonds
Series A Insured: BAM
5.750%, due 1/1/42	$ 2,000,000	$ 2,236,569
Chicago O’Hare International Airport, Revenue Bonds
Insured: BAM
5.250%, due 1/1/42	1,470,000	1,572,018
Series A Insured: AGM
5.250%, due 1/1/45	3,585,000	3,796,193
Chicago Transit Authority Sales Tax Receipts Fund, Revenue Bonds
Series A Insured: BAM
4.000%, due 12/1/50	4,700,000	4,292,090
City of Calumet City IL, General Obligation Bonds
Series A Insured: AGM
4.500%, due 3/1/43	1,000,000	948,514
City of Chicago IL Waterworks Revenue, Revenue Bonds
Insured: BAM
5.000%, due 11/1/44	3,220,000	3,228,363
City of Joliet IL, General Obligation Bonds
Insured: BAM
5.500%, due 12/15/44	3,750,000	4,108,606
City of Kankakee IL, General Obligation Bonds
Series A Insured: BAM
4.000%, due 1/1/26	1,100,000	1,086,883
City of Sterling IL, General Obligation Bonds
Insured: AGM
4.000%, due 12/1/33	475,000	478,394
Cook County Community College District No 508, General Obligation Bonds
Insured: BAM
5.000%, due 12/1/28	1,000,000	1,062,872
La Salle County Community Unit School District No 2 Serena, General Obligation Bonds
Insured: BAM
5.500%, due 12/1/38	1,825,000	2,026,124
5.500%, due 10/1/42	1,260,000	1,383,438
Northern Illinois University, Revenue Bonds
Insured: BAM
4.000%, due 10/1/40	400,000	379,926
4.000%, due 10/1/41	400,000	376,915
Series B Insured: BAM
4.000%, due 4/1/37	1,425,000	1,408,798
Sales Tax Securitization Corp., Revenue Bonds
Series A Insured: BAM
5.000%, due 1/1/37	1,200,000	1,277,637
Series C Insured: BAM
5.250%, due 1/1/48	2,500,000	2,605,637
Sangamon & Christian Counties Community Unit School District No 3A Rochester, General Obligation Bonds
Insured: BAM
5.500%, due 2/1/47	1,590,000	1,695,052
Sangamon & Morgan Counties Community Unit School District No 16 New Berlin, General Obligation Bonds
Series A Insured: AGM
5.000%, due 12/1/43	1,440,000	1,501,537
5.000%, due 12/1/46	1,800,000	1,859,450

	Principal Amount	Value
Municipal Bonds (continued)
Illinois (continued)
Southern Illinois University, Revenue Bonds
Insured: BAM
4.000%, due 4/1/40	$ 450,000	$ 419,402
Series A Insured: NATL
5.020%, due 4/1/25(b)	390,000	372,622
Southwestern Illinois Development Authority, Revenue Bonds
Insured: BAM
5.500%, due 12/1/40	2,700,000	2,973,586
State of Illinois, General Obligation Bonds
5.750%, due 5/1/45	1,000,000	1,074,882
Insured: BAM
4.000%, due 6/1/41	3,275,000	3,135,285
Union Alexander Massac Pulaski Etc Counties Community College District No 531, General Obligation Bonds
Series A Insured: BAM
5.000%, due 12/1/24	1,115,000	1,120,686
University of Illinois, Revenue Bonds
Series A Insured: AGM-CR
4.000%, due 4/1/36	940,000	935,841
Will County Community Unit School District No 201-U Crete-Monee, General Obligation Bonds
Insured: NATL
4.050%, due 11/1/24(b)	885,000	867,321
Will County School District No 114 Manhattan, General Obligation Bonds
Insured: BAM
5.500%, due 1/1/45	3,765,000	4,111,687
Williamson County Community Unit School District No 1 Johnston City, General Obligation Bonds
Insured: AGM
4.130%, due 12/1/26(b)	590,000	530,734
4.280%, due 12/1/25(b)	590,000	551,612
		58,009,718
Indiana — 1.4%
Evansville Waterworks District, Revenue Bonds
Series A Insured: BAM
4.250%, due 1/1/49	1,000,000	981,712
5.000%, due 7/1/47	2,000,000	2,083,609
Tri-Creek 2002 High School Building Corp., Revenue Bonds
Insured: ST INTERCEPT
5.500%, due 7/15/43	3,000,000	3,325,863
		6,391,184
Iowa — 3.8%
Burlington Community School District Infrastructure Sales Services & Use Tax, Revenue Bonds
Insured: BAM
4.000%, due 6/1/41	1,940,000	1,844,539
City of Orange City IA Water Revenue, Revenue Bonds
Series B Insured: AGM
4.250%, due 6/1/42	1,165,000	1,170,728
City of West Des Moines IA, General Obligation Bonds
Series B
2.000%, due 6/1/39	1,235,000	866,371
Clinton Community School District/IA Infrastructure Sales Services & Use Tax, Revenue Bonds
Insured: AGM
4.000%, due 7/1/41	2,100,000	2,069,773

See notes to financial statements.

Schedule of Investments — IQ MacKay Municipal Insured ETF (continued)

April 30, 2024

	Principal Amount	Value
Municipal Bonds (continued)
Iowa (continued)
College Community School District Infrastructure Sales Services & Use Tax, Revenue Bonds
Insured: BAM
4.000%, due 6/1/41	$ 400,000	$ 394,968
Davenport Community School District Infrastructure Sales Services & Use Tax, Revenue Bonds
Insured: BAM
4.000%, due 6/1/43	4,000,000	3,722,053
Jesup Community School District, General Obligation Bonds
Insured: AGM
3.000%, due 6/1/31	580,000	556,512
3.250%, due 6/1/32	600,000	583,511
3.375%, due 6/1/33	620,000	601,969
4.000%, due 6/1/40	805,000	786,815
4.000%, due 6/1/41	835,000	815,467
4.000%, due 6/1/42	870,000	849,477
Sioux City Community School District Infrastructure Sales Services & Use Tax, Revenue Bonds
Insured: BAM
3.000%, due 10/1/24	2,500,000	2,485,689
West Delaware County Community School District Sales & Services Tax Revenue, Revenue Bonds
Insured: BAM
4.125%, due 6/1/41	325,000	325,257
5.000%, due 6/1/26	170,000	174,692
		17,247,821
Kansas — 0.2%
Reno County Unified School District No 309 Nickerson, General Obligation Bonds
Insured: AGM
4.000%, due 9/1/32	1,000,000	1,037,943
Kentucky — 1.8%
Christian County School District Finance Corp., Revenue Bonds
Insured: AGM ST INTERCEPT
4.500%, due 10/1/48	2,035,000	2,087,786
Kentucky Bond Development Corp., Revenue Bonds
Insured: BAM
5.000%, due 9/1/38	1,045,000	1,111,854
5.000%, due 9/1/49	2,900,000	3,004,771
Kentucky Municipal Power Agency, Revenue Bonds
5.000%, due 9/1/34	1,155,000	1,206,674
Louisville & Jefferson County Visitors and Convention Commission, Revenue Bonds
Insured: BAM
4.000%, due 6/1/36	100,000	100,357
Paducah Electric Plant Board, Revenue Bonds
Series A Insured: AGM
5.000%, due 10/1/34	650,000	665,615
		8,177,057
Louisiana — 0.8%
City of Lafayette LA Utilities Revenue, Revenue Bonds
Insured: BAM
5.000%, due 11/1/43	1,500,000	1,609,949

	Principal Amount	Value
Municipal Bonds (continued)
Louisiana (continued)
Louisiana Local Government Environmental Facilities & Community Development Auth, Revenue Bonds
Insured: AGM
5.000%, due 8/1/31	$ 2,000,000	$ 2,095,533
		3,705,482
Maine — 0.6%
Finance Authority of Maine, Revenue Bonds
Series A-1 Insured: AGC
5.000%, due 12/1/26	150,000	152,180
Maine Health & Higher Educational Facilities Authority, Revenue Bonds
Series C Insured: AGM ST AID WITHHLDG
5.500%, due 7/1/40	1,180,000	1,301,233
5.500%, due 7/1/42	1,000,000	1,091,617
		2,545,030
Maryland — 0.5%
State of Maryland, General Obligation Bonds
Series B
5.000%, due 8/1/26	2,000,000	2,077,307
Massachusetts — 0.6%
City of Worcester MA, General Obligation Bonds
Insured: AGM
2.000%, due 2/15/34	1,000,000	824,110
Commonwealth of Massachusetts, Revenue Bonds
Insured: NATL
5.500%, due 1/1/25	580,000	586,333
Massachusetts Development Finance Agency, Revenue Bonds
Series C Insured: AGM
3.000%, due 10/1/45	1,945,000	1,446,724
		2,857,167
Michigan — 2.6%
City of Saginaw MI Water Supply System Revenue, Revenue Bonds
Insured: AGM
4.000%, due 7/1/26	1,070,000	1,075,963
Grand Rapids Public Schools, General Obligation Bonds
Insured: AGM
5.000%, due 5/1/28	2,100,000	2,153,572
Great Lakes Water Authority Water Supply System Revenue, Revenue Bonds
Series B Insured: BAM
5.000%, due 7/1/46	2,475,000	2,513,065
Port Huron Area School District, General Obligation Bonds
Insured: AGM
4.000%, due 5/1/39	1,500,000	1,470,212
Wayne County Airport Authority, Revenue Bonds
Series B Insured: AGM
5.500%, due 12/1/39	635,000	715,050
5.500%, due 12/1/48	3,620,000	3,934,186
		11,862,048
Missouri — 1.0%
Hickman Mills C-1 School District, General Obligation Bonds
C-1 Insured: BAM
5.750%, due 3/1/41	1,960,000	2,163,490
Kansas City Municipal Assistance Corp., Revenue Bonds
Series B1 Insured: AMBAC
3.800%, due 4/15/26(b)	1,720,000	1,597,744

See notes to financial statements.

Schedule of Investments — IQ MacKay Municipal Insured ETF (continued)

April 30, 2024

	Principal Amount	Value
Municipal Bonds (continued)
Missouri (continued)
St Louis Municipal Finance Corp., Revenue Bonds
Insured: AGM
5.000%, due 10/1/40	$ 770,000	$ 814,128
		4,575,362
Nevada — 0.2%
City of Reno NV, Revenue Bonds
Series A1 Insured: AGM
4.000%, due 6/1/46	1,050,000	999,306
New Hampshire — 0.5%
New Hampshire Health and Education Facilities Authority Act, Revenue Bonds
Insured: BAM
5.000%, due 7/1/37	840,000	930,615
Series B Insured: BAM
4.000%, due 8/1/33	1,480,000	1,446,280
		2,376,895
New Jersey — 5.3%
Berlin Borough School District, General Obligation Bonds
Insured: AGM
4.000%, due 3/1/39	1,210,000	1,214,603
4.000%, due 3/1/40	1,255,000	1,256,066
4.000%, due 3/1/41	1,310,000	1,306,975
City of Orange Township NJ, General Obligation Bonds
Insured: AGM ST AID WITHHLDG
4.000%, due 12/1/24	675,000	675,415
Kenilworth School District, General Obligation Bonds
Insured: BAM SCH BD RES FD
4.000%, due 8/15/39	750,000	751,813
Maywood School District, General Obligation Bonds
Insured: BAM SCH BD RES FD
3.000%, due 7/15/33	645,000	613,445
New Jersey Transportation Trust Fund Authority, Revenue Bonds
Series BB
4.000%, due 6/15/50	3,000,000	2,779,344
Series C Insured: BHAC-CR AMBAC
3.820%, due 12/15/24(b)	965,000	942,438
Series C Insured: BHAC-CR MBIA
3.570%, due 12/15/27(b)	1,305,000	1,147,899
New Jersey Turnpike Authority, Revenue Bonds
Series 4 Insured: AGM
5.250%, due 1/1/26	3,375,000	3,462,638
Newark Parking Authority (The), Revenue Bonds
Insured: AGM
5.250%, due 2/1/43	500,000	523,329
5.500%, due 2/1/51	1,000,000	1,045,282
North Hudson Sewerage Authority, Revenue Bonds
Series A Insured: NATL
3.660%, due 8/1/25(b)	1,450,000	1,385,444
South Jersey Transportation Authority, Revenue Bonds
Insured: BAM
5.250%, due 11/1/52	2,250,000	2,398,738
Series A Insured: AGM-CR
4.000%, due 11/1/50	1,830,000	1,715,770

	Principal Amount	Value
Municipal Bonds (continued)
New Jersey (continued)
Woodbury School District, General Obligation Bonds
Insured: BAM SCH BD RES FD
4.000%, due 8/15/45	$ 1,020,000	$ 973,810
4.000%, due 8/15/46	1,020,000	971,010
4.000%, due 8/15/47	1,020,000	968,890
		24,132,909
New York — 7.0%
Amherst Development Corp., Revenue Bonds
Insured: BAM
4.000%, due 10/1/42	3,905,000	3,751,453
Series A Insured: AGM
5.000%, due 10/1/32	1,560,000	1,629,827
City of Long Beach NY, General Obligation Bonds
Series B Insured: BAM
5.250%, due 7/15/35	400,000	445,981
5.250%, due 7/15/36	300,000	332,285
5.250%, due 7/15/37	325,000	357,002
5.250%, due 7/15/42	1,800,000	1,928,337
City of New York NY, General Obligation Bonds
Series 1 Insured: BAM
4.000%, due 8/1/44	1,085,000	1,043,659
County of Nassau NY, General Obligation Bonds
Series A Insured: AGM-CR
4.125%, due 4/1/47	2,975,000	2,895,215
Metropolitan Transportation Authority, Revenue Bonds
Series 1
4.000%, due 11/15/46	600,000	545,928
Series 1 Insured: BAM
5.000%, due 11/15/33	4,000,000	4,077,347
Series 2012G-1
3.850%, due 11/1/32(a)(c)	1,000,000	1,000,000
Series A1
5.000%, due 11/15/29	500,000	512,783
Series E
4.000%, due 11/15/45	450,000	418,127
New York City Industrial Development Agency, Revenue Bonds
Insured: AGM
3.000%, due 3/1/49	1,265,000	961,472
New York Convention Center Development Corp., Revenue Bonds
Series B Insured: BAM
4.310%, due 11/15/36(b)	4,400,000	2,577,225
5.230%, due 11/15/55(b)	1,825,000	357,967
New York Liberty Development Corp., Revenue Bonds
Series 1WTC Insured: BAM-TCRS
4.000%, due 2/15/43	1,480,000	1,460,695
New York Power Authority, Revenue Bonds
Insured: AGM
4.000%, due 11/15/47	2,530,000	2,442,378
Series A Insured: AGM
5.250%, due 11/15/39	1,000,000	1,158,609
5.250%, due 11/15/41	1,000,000	1,144,545
New York State Dormitory Authority, Revenue Bonds
Series A Insured: AGM
4.000%, due 10/1/36	5,000	5,191
New York Transportation Development Corp., Revenue Bonds
Insured: AGM
5.125%, due 6/30/60	2,000,000	2,066,717

See notes to financial statements.

Schedule of Investments — IQ MacKay Municipal Insured ETF (continued)

April 30, 2024

	Principal Amount	Value
Municipal Bonds (continued)
New York (continued)
Port Authority of New York & New Jersey, Revenue Bonds
Series 231ST
5.500%, due 8/1/52	$ 765,000	$ 818,116
		31,930,859
North Carolina — 3.0%
Charlotte-Mecklenburg Hospital Authority (The), Revenue Bonds
Series B
3.700%, due 1/15/38(a)(c)	860,000	860,000
Series H
3.700%, due 1/15/48(a)(c)	2,500,000	2,500,000
Greater Asheville Regional Airport Authority, Revenue Bonds
Series A Insured: AGM
5.250%, due 7/1/41	3,250,000	3,504,854
5.500%, due 7/1/52	1,675,000	1,790,339
North Carolina Turnpike Authority, Revenue Bonds
Insured: AGM
5.000%, due 1/1/49	3,325,000	3,426,888
Series B Insured: AGM
5.350%, due 1/1/53(b)	7,000,000	1,656,148
		13,738,229
Ohio — 2.4%
City of Toledo OH, General Obligation Bonds
Insured: AGM
5.500%, due 12/1/42	3,000,000	3,332,421
Cloverleaf Local School District, Certificates of Participation
Insured: BAM
5.375%, due 12/1/39	1,780,000	1,875,923
5.500%, due 12/1/42	955,000	1,007,696
County of Cuyahoga OH, Revenue Bonds
5.000%, due 2/15/28	500,000	507,516
Green Local School District/Summit County, Certificates of Participation
Insured: AGM
5.500%, due 11/1/47	3,000,000	3,199,161
State of Ohio, Revenue Bonds
Insured: AGM
5.000%, due 12/31/26	1,000,000	1,006,800
		10,929,517
Oregon — 0.5%
City of Newport OR, General Obligation Bonds
Series B Insured: AGC
3.720%, due 6/1/26(b)	1,355,000	1,254,728
Umatilla County School District No 6R Umatilla, General Obligation Bonds
Series B Insured: SCH BD GTY
4.900%, due 6/15/43(b)	2,800,000	1,123,831
		2,378,559
Pennsylvania — 4.6%
Bucks County Industrial Development Authority, Revenue Bonds
Insured: AGM-CR
4.000%, due 8/15/44	1,030,000	1,002,609
City of Philadelphia PA Airport Revenue, Revenue Bonds
Insured: AGM
4.000%, due 7/1/39	1,335,000	1,311,199

	Principal Amount	Value
Municipal Bonds (continued)
Pennsylvania (continued)
County of Lehigh PA, Revenue Bonds
Series A Insured: AGM-CR
4.000%, due 7/1/49	$ 1,500,000	$ 1,365,118
Delaware Valley Regional Finance Authority, Revenue Bonds
Series B Insured: AMBAC
5.700%, due 7/1/27	375,000	398,387
Indiana County Industrial Development Authority, Revenue Bonds
Insured: BAM
5.000%, due 5/1/31	870,000	937,187
Montgomery County Higher Education and Health Authority, Revenue Bonds
Insured: AGM-CR
4.000%, due 9/1/44	1,140,000	1,112,402
Pennsylvania Economic Development Financing Authority, Revenue Bonds
Insured: AGM
5.500%, due 6/30/42	3,625,000	4,028,036
Pennsylvania Economic Development Financing Authority Parking System Revenue, Revenue Bonds
Series BA Insured: CNTY GTD-BAM TCRS
3.690%, due 1/1/31(b)	775,000	607,169
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds
Series A Insured: AGC
4.328%, (0.670*3 Month ICE LIBOR USD + 0.60%), due 7/1/27(a)	110,000	109,124
Pennsylvania Turnpike Commission, Revenue Bonds
Series A Insured: BAM
5.000%, due 12/1/44	1,595,000	1,671,980
Pittsburgh Water & Sewer Authority, Revenue Bonds
Series A Insured: AGM
5.000%, due 9/1/37	1,350,000	1,511,771
5.000%, due 9/1/38	1,420,000	1,581,996
Reading School District, General Obligation Bonds
Series B Insured: NATL ST AID WITHHLDG
4.230%, due 1/15/30(b)	640,000	504,056
School District of Philadelphia (The), General Obligation Bonds
Series F Insured: BAM-TCRS ST AID WITHHLDG
5.000%, due 9/1/27	5,000	5,189
Tulpehocken Area School District, General Obligation Bonds
Insured: BAM
5.250%, due 10/1/49	3,755,000	3,953,860
Westmoreland County Municipal Authority, Revenue Bonds
Insured: BAM
5.000%, due 8/15/38	1,115,000	1,128,241
		21,228,324
Puerto Rico — 0.1%
Puerto Rico Electric Power Authority, Revenue Bonds
Series PP Insured: NATL
5.000%, due 7/1/24	25,000	25,002
Series UU Insured: AGM
4.245%, (0.67*3-Month SOFR + 0.52%), due 7/1/29(a)	510,000	485,592
		510,594

See notes to financial statements.

Schedule of Investments — IQ MacKay Municipal Insured ETF (continued)

April 30, 2024

	Principal Amount	Value
Municipal Bonds (continued)
Rhode Island — 0.2%
Rhode Island Health and Educational Building Corp., Revenue Bonds
Series A Insured: AGM MUN GOVT GTD
5.000%, due 5/15/25	$1,000,000	$1,012,798
South Carolina — 1.8%
Inman Campobello Water District, Revenue Bonds
Insured: BAM
5.000%, due 6/1/48	2,845,000	3,004,161
Piedmont Municipal Power Agency, Revenue Bonds
Insured: NATL
5.375%, due 1/1/25	900,000	908,625
South Carolina Public Service Authority, Revenue Bonds
Series E Insured: AGM
5.250%, due 12/1/37	2,000,000	2,213,130
5.750%, due 12/1/52	600,000	653,653
Spartanburg County School District No 4, General Obligation Bonds
Series A Insured: SCSDE
5.000%, due 3/1/42	1,470,000	1,593,414
		8,372,983
South Dakota — 2.3%
Baltic School District No 49-1, General Obligation Bonds
Series 1 Insured: AGM
5.250%, due 12/1/47	1,780,000	1,895,311
5.500%, due 12/1/51	3,080,000	3,307,715
Brookings School District No 005-1, General Obligation Bonds
Series 1 Insured: AGM
5.250%, due 6/15/35	500,000	578,524
5.250%, due 6/15/38	750,000	845,910
City of Brandon SD Water Utility Revenue, Revenue Bonds
Insured: BAM
4.250%, due 8/1/42	1,470,000	1,473,970
5.500%, due 8/1/47	1,000,000	1,104,011
De Smet School District No 38-2, General Obligation Bonds
Series 2 Insured: BAM
5.000%, due 8/1/47	1,300,000	1,363,107
		10,568,548
Tennessee — 0.1%
Chattanooga Health Educational & Housing Facility Board, Revenue Bonds
5.000%, due 10/1/27	550,000	554,039
Texas — 15.5%
Arlington Higher Education Finance Corp., Revenue Bonds
Insured: PSF-GTD
5.000%, due 8/15/42	3,190,000	3,383,880
Belmont Fresh Water Supply District No 1, General Obligation Bonds
Insured: BAM
4.000%, due 3/1/40	695,000	674,849
4.000%, due 3/1/43	2,280,000	2,177,276
Brazoria County Municipal Utility District No 22, General Obligation Bonds
Insured: BAM
4.000%, due 9/1/43	800,000	753,010
4.000%, due 9/1/44	895,000	837,112
City of Aubrey TX, Special Assessment
Insured: BAM
5.000%, due 9/1/40	1,000,000	1,070,464

	Principal Amount	Value
Municipal Bonds (continued)
Texas (continued)
City of Canyon TX, General Obligation Bonds
Insured: AGM
5.000%, due 2/15/33	$ 1,205,000	$ 1,333,639
City of Georgetown TX Utility System Revenue, Revenue Bonds
Insured: BAM
5.250%, due 8/15/48	960,000	1,024,345
Comal County Water Control & Improvement District No 6, General Obligation Bonds
Insured: AGM
4.000%, due 9/1/46	1,880,000	1,753,874
4.000%, due 9/1/47	1,980,000	1,831,368
Denton Independent School District, General Obligation Bonds
Insured: PSF-GTD
2.000%, due 8/15/39	3,000,000	2,093,889
2.000%, due 8/15/40	3,000,000	2,028,416
Fort Bend County Municipal Utility District No 134B, General Obligation Bonds
Insured: AGM
6.500%, due 3/1/28	390,000	429,365
Fort Bend County Municipal Utility District No 169, General Obligation Bonds
Series B Insured: BAM
4.000%, due 12/1/26	585,000	586,454
Galveston County Municipal Utility District No 56, General Obligation Bonds
Insured: AGM
6.875%, due 6/1/29	625,000	715,204
Georgetown Independent School District, General Obligation Bonds
Insured: PSF-GTD
2.500%, due 8/15/35	2,220,000	1,900,835
3.000%, due 8/15/41	2,670,000	2,213,760
Guadalupe-Blanco River Authority, Revenue Bonds
Insured: BAM
6.000%, due 8/15/42	1,975,000	2,210,853
Harris County Municipal Utility District No 171, General Obligation Bonds
Insured: BAM
7.000%, due 12/1/28	930,000	1,054,801
7.000%, due 12/1/29	905,000	1,050,441
Harris County Municipal Utility District No 423, General Obligation Bonds
Series A Insured: BAM
5.000%, due 4/1/44	1,800,000	1,813,027
6.000%, due 4/1/30	350,000	372,590
6.000%, due 4/1/31	350,000	372,662
6.000%, due 4/1/32	375,000	399,229
Harris County Municipal Utility District No 457, General Obligation Bonds
Insured: AGM
4.125%, due 3/1/47	1,670,000	1,545,977
Harris County Municipal Utility District No 489, General Obligation Bonds
Insured: BAM
6.000%, due 9/1/27	980,000	1,049,831
6.000%, due 9/1/28	980,000	1,071,936
6.000%, due 9/1/29	705,000	787,496
Series A Insured: AGM
6.500%, due 9/1/29	1,000,000	1,107,212

See notes to financial statements.

Schedule of Investments — IQ MacKay Municipal Insured ETF (continued)

April 30, 2024

	Principal Amount	Value
Municipal Bonds (continued)
Texas (continued)
Harris County Municipal Utility District No 490, General Obligation Bonds
Insured: AGM
5.000%, due 9/1/45	$ 805,000	$ 822,906
5.000%, due 9/1/46	855,000	873,245
Harris County Municipal Utility District No 536, General Obligation Bonds
Insured: BAM
6.000%, due 9/1/28	2,600,000	2,801,923
Harris County Water Control & Improvement District No 158, General Obligation Bonds
Insured: BAM
5.000%, due 9/1/48	1,500,000	1,517,305
7.000%, due 9/1/28	360,000	405,920
7.000%, due 9/1/29	380,000	438,771
Harris County-Houston Sports Authority, Revenue Bonds
Series A3 Insured: NATL
4.660%, due 11/15/33(b)	1,075,000	619,657
Kaufman County Municipal Utility District No 3, General Obligation Bonds
Insured: AGM
5.000%, due 3/1/48	1,560,000	1,581,434
5.125%, due 3/1/46	1,415,000	1,445,726
Lazy Nine Municipal Utility District No 1B, General Obligation Bonds
Insured: BAM
4.125%, due 3/1/39	605,000	588,495
Leander Municipal Utility District No 1, General Obligation Bonds
Insured: AGM
6.375%, due 8/15/30	1,700,000	1,850,612
Love Field Airport Modernization Corp., Revenue Bonds
Insured: AGM
4.000%, due 11/1/35	3,195,000	3,201,120
Lower Colorado River Authority, Revenue Bonds
Insured: AGM
5.500%, due 5/15/48	1,885,000	2,063,849
Matagorda County Navigation District No 1, Revenue Bonds
Series A Insured: AMBAC
4.400%, due 5/1/30	500,000	503,174
Montgomery County Municipal Utility District No 95, General Obligation Bonds
Insured: BAM
5.000%, due 9/1/41	2,000,000	2,037,216
Montgomery County Municipal Utility District No 99, General Obligation Bonds
Insured: AGM
6.750%, due 9/1/29	1,550,000	1,715,269
New Hope Cultural Education Facilities Finance Corp., Revenue Bonds
Series B1 Insured: AGM
4.000%, due 7/1/30	155,000	156,033
Texas Municipal Power Agency, Revenue Bonds
Insured: AGM
3.000%, due 9/1/35	1,345,000	1,227,649
Texas Public Finance Authority, Revenue Bonds
Insured: BAM
5.250%, due 5/1/39	600,000	639,010
5.250%, due 5/1/42	500,000	527,043

	Principal Amount	Value
Municipal Bonds (continued)
Texas (continued)
Texas State Technical College, Revenue Bonds
Insured: AGM
5.250%, due 8/1/36	$ 1,015,000	$ 1,148,086
5.500%, due 8/1/42	4,000,000	4,486,458
Williamson County Municipal Utility District No 25, General Obligation Bonds
Insured: AGM
4.500%, due 8/15/44	1,190,000	1,180,087
Williamson-Liberty Hill Municipal Utility District, General Obligation Bonds
Insured: BAM
6.000%, due 9/1/32	1,675,000	1,825,312
		71,300,095
Utah — 2.1%
City of Murray UT, Revenue Bonds
Series A
3.700%, due 5/15/37(a)(c)	3,000,000	3,000,000
City of Salt Lake City UT Airport Revenue, Revenue Bonds
Series A
5.000%, due 7/1/47	2,660,000	2,678,853
Series A Insured: AGM-CR
4.000%, due 7/1/51	2,385,000	2,184,139
Heber Light & Power Co., Revenue Bonds
Insured: BAM
5.000%, due 12/15/47	1,000,000	1,048,968
Vineyard Redevelopment Agency, Tax Allocation
Insured: AGM
5.000%, due 5/1/25	615,000	622,864
5.000%, due 5/1/26	260,000	267,238
		9,802,062
Virginia — 0.5%
City of Suffolk VA, General Obligation Bonds
Series A Insured: ST AID WITHHLDG
1.875%, due 2/1/38	1,330,000	945,668
Virginia Commonwealth Transportation Board, Revenue Bonds
Series RF Insured: NATL-IBC
3.760%, due 4/1/25(b)	1,620,000	1,565,352
		2,511,020
Washington — 1.9%
Chelan County Public Utility District No 1, Revenue Bonds
Series A Insured: NATL
3.740%, due 6/1/24(b)	610,000	608,012
County of King WA, General Obligation Bonds
Series A
3.650%, due 1/1/46(a)(c)	1,200,000	1,200,000
County of King WA Sewer Revenue, Revenue Bonds
Insured: AGM
5.000%, due 1/1/47	4,000,000	4,005,715
State of Washington, General Obligation Bonds
Series F Insured: NATL
3.550%, due 12/1/26(b)	3,000,000	2,739,260
		8,552,987
West Virginia — 0.2%
West Virginia University, Revenue Bonds
Series A Insured: AMBAC
4.120%, due 4/1/25(b)	1,000,000	963,155

See notes to financial statements.

Schedule of Investments — IQ MacKay Municipal Insured ETF (continued)

April 30, 2024

	Principal Amount	Value
Municipal Bonds (continued)
Wisconsin — 1.9%
City of Milwaukee WI, General Obligation Bonds
Series N3 Insured: BAM
5.000%, due 4/1/30	$ 645,000	$ 704,041
City of Shawano WI Electric System Revenue, Revenue Bonds
Insured: AGM
4.500%, due 5/1/48	1,250,000	1,239,024
4.550%, due 5/1/43	1,015,000	1,028,196
5.000%, due 5/1/31	1,655,000	1,789,080
Monroe School District, General Obligation Bonds
Insured: AGM
4.000%, due 3/1/43	2,000,000	1,976,173
Viroqua Area School District, General Obligation Bonds
Insured: AGM
4.000%, due 3/1/41	1,455,000	1,429,126
Wisconsin Center District, Revenue Bonds
Series A Insured: BAM
7.920%, due 12/15/37(b)	1,150,000	631,660
		8,797,300
Wyoming — 0.7%
Snake River Sporting Club Improvement & Service District, General Obligation Bonds
Series A Insured: BAM
5.500%, due 7/15/48	1,100,000	1,161,446
Sweetwater County 2023 Specific Purpose Tax Joint Powers Board, Revenue Bonds
Insured: AGM-CR
5.000%, due 6/15/28	1,790,000	1,908,202
		3,069,648
Total Municipal Bonds
(Cost $441,804,328)		444,795,056
	Shares
Short-Term Investment — 1.8%
Money Market Fund — 1.8%
Dreyfus Tax Exempt Cash Management, Institutional Shares, 3.57%(e)
(Cost $8,304,533)	8,305,372	8,304,533
Total Investments — 98.8% (Cost $450,108,861)		453,099,589
Other Assets and Liabilities, Net — 1.2%		5,370,638
Net Assets — 100%		$458,470,227

(a)Variable rate securities that may be tendered back to the issuer at any time prior to maturity at par. Rate shown is the rate in effect as of April 30, 2024.

(b)The security was issued on a discount basis with no stated coupon rate. Rate shown reflects the effective yield.

(c)Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions.

(d)Less than 0.05%.

(e)Reflects the 7-day yield at April 30, 2024.

Abbreviations
AGC	- Assured Guaranty Corp.
AGM	- Assured Guaranty Municipal Corp.
AMBAC	- Ambac Assurance Corp.
BAM	- Build America Mutual Assurance Co.
BHAC-CR	- Berkshire Hathaway Assurance Corp. Custodial Receipts
CR	- Custodial Receipts
FGIC	- Financial Guaranty Insurance Co.
GTD	- Guaranteed.
IBC	- Insured Bond Certificate
ICC	- Insured Custody Certificate
ICE LIBOR	- Intercontinental Exchange London Interbank Offered Rate.
MBIA	- MBIA Insurance Corp.
MUN GOVT GTD	- Municipal Government Guaranteed
NATL	- National Public Finance Guarantee Corp.
PSF-GTD	- Permanent School Fund Guaranteed.
SCH BD GTY	- School Bond Guaranty Program
SCH BD RES FD	- School Board Resolution Fund
SCSDE	- South Carolina Department of Education
SOFR	- Secured Financing Overnight Rate
ST AID WITHHLDG	- State Aid Withholding
ST INTERCEPT	- State Tax Intercept
TCRS	- Transferable Custodial Receipts

See notes to financial statements.

Schedule of Investments — IQ MacKay Municipal Insured ETF (continued)

April 30, 2024

The following is a summary of the inputs used to value the Fund’s investments as of April 30, 2024. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 2.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(f)
Municipal Bonds	$—	$444,795,056	$—	$444,795,056
Short-Term Investment:
Money Market Fund	8,304,533	—	—	8,304,533
Total Investments in Securities	$8,304,533	$444,795,056	$—	$453,099,589

(f) For a complete listing of investments and their states, see the Schedule of Investments.

For the period ended April 30, 2024, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy. (See Note 2)

See notes to financial statements.

Schedule of Investments — IQ MacKay Municipal Intermediate ETF

April 30, 2024

	Principal Amount	Value
Long-Term Bonds — 98.5%
Commercial Mortgage-Backed Security — 0.2%
Mortgage Securities — 0.2%
New Hampshire Business Finance Authority
Series 2024-1 A, 4.250%, due 7/1/51
(Cost $977,638)	$999,129	$971,751
Municipal Bonds — 98.3%
Alabama — 2.7%
Alabama Housing Finance Authority, Revenue Bonds
Series H
5.000%, due 6/1/26(a)(b)	500,000	502,447
Birmingham Airport Authority, Revenue Bonds
Insured: BAM
5.000%, due 7/1/32	600,000	664,791
Black Belt Energy Gas District, Revenue Bonds
Series A
5.250%, due 5/1/55(a)(b)	1,495,000	1,600,432
Series A-1
4.000%, due 12/1/49(a)(b)	600,000	600,421
Series B
4.000%, due 10/1/52(a)(b)	1,760,000	1,758,136
5.250%, due 12/1/53(a)(b)	2,000,000	2,135,877
Series B-2
4.420%, (Municipal Swap Index + 0.65%), due 4/1/53(a)	900,000	879,356
Series C-1
5.250%, due 6/1/26	1,800,000	1,833,597
Series F
5.500%, due 11/1/53(a)(b)	1,000,000	1,053,188
Montgomery County Public Facilities Authority, Revenue Bonds
Series A
4.000%, due 3/1/33	660,000	680,221
4.000%, due 3/1/35	1,220,000	1,250,681
Southeast Energy Authority A Cooperative District, Revenue Bonds
Series A-1
5.500%, due 1/1/53(a)(b)	3,000,000	3,176,134
State of Alabama, General Obligation Bonds
Series A
3.000%, due 8/1/26	1,000,000	977,912
Town of Pike Road AL, General Obligation Bonds
5.000%, due 3/1/39	720,000	790,024
		17,903,217
Alaska — 0.4%
Alaska Industrial Development & Export Authority, Revenue Bonds
5.000%, due 6/1/28	100,000	99,913
Alaska Municipal Bond Bank Authority, Revenue Bonds
Series ONE
5.000%, due 12/1/35	500,000	555,957
5.000%, due 12/1/37	650,000	710,303
5.000%, due 12/1/39	1,000,000	1,084,651
		2,450,824
Arizona — 1.1%
Arizona Industrial Development Authority, Revenue Bonds
5.000%, due 1/1/42(a)(b)	2,500,000	2,550,453
Series A
4.000%, due 11/1/39	600,000	583,212
5.000%, due 11/1/31	550,000	589,552

	Principal Amount	Value
Municipal Bonds (continued)
Arizona (continued)
Series A Insured: BAM
5.000%, due 6/1/31	$ 300,000	$ 321,681
5.000%, due 6/1/32	325,000	348,109
Series A Insured: HUD SECT 8
5.000%, due 10/1/44(a)(b)	1,000,000	1,017,467
City of Lake Havasu City AZ Wastewater System Revenue, Revenue Bonds
Series B Insured: AGM
5.000%, due 7/1/40	1,250,000	1,254,434
City of Phoenix Civic Improvement Corp., Revenue Bonds
Series A
5.000%, due 7/1/34	500,000	518,002
Maricopa County Industrial Development Authority, Revenue Bonds
Insured: SD CRED PROG
5.000%, due 7/1/37	300,000	306,522
		7,489,432
Arkansas — 0.4%
Bentonville School District No 6, General Obligation Bonds
Series D Insured: ST AID WITHHLDG
2.000%, due 6/1/35	1,000,000	797,206
City of Batesville AR Sales & Use Tax, Revenue Bonds
Series B Insured: BAM
5.000%, due 2/1/39	500,000	526,214
Little Rock School District, General Obligation Bonds
Series A Insured: AGM ST AID WITHHLDG
2.000%, due 2/1/36	1,000,000	768,550
University of Central Arkansas, Revenue Bonds
Series A Insured: AGM
5.000%, due 11/1/34	400,000	414,898
		2,506,868
California — 5.8%
Bay Area Toll Authority, Revenue Bonds
Series A
3.250%, due 4/1/55(a)(b)	500,000	500,000
California Community Choice Financing Authority, Revenue Bonds
5.250%, due 1/1/54(a)(b)	4,285,000	4,470,211
California Health Facilities Financing Authority, Revenue Bonds
5.000%, due 11/15/49	250,000	253,092
California Infrastructure & Economic Development Bank, Revenue Bonds
Series A
3.250%, due 8/1/29	500,000	496,145
California Municipal Finance Authority, Certificates of Participation
Series A Insured: AGM
5.000%, due 11/1/28	250,000	267,429
5.000%, due 11/1/29	125,000	135,843
5.000%, due 11/1/30	410,000	451,976
5.000%, due 11/1/32	225,000	254,073
5.000%, due 11/1/33	1,175,000	1,316,909
California Municipal Finance Authority, Revenue Bonds
5.000%, due 5/15/31	400,000	422,074
Series A Insured: HUD SECT 8
5.000%, due 8/1/26(a)(b)	1,000,000	1,008,033
Series TX Insured: CA MTG INS
5.500%, due 11/15/27	500,000	486,022

See notes to financial statements.

Schedule of Investments — IQ MacKay Municipal Intermediate ETF (continued)

April 30, 2024

	Principal Amount	Value
Municipal Bonds (continued)
California (continued)
California State Public Works Board, Revenue Bonds
Series D
5.000%, due 11/1/25	$ 2,580,000	$ 2,642,755
California Statewide Communities Development Authority, Revenue Bonds
1.750%, due 9/1/29	1,000,000	860,275
City of Long Beach CA Airport System Revenue, Revenue Bonds
Series A Insured: AGM
5.000%, due 6/1/27	200,000	211,829
Series B Insured: AGM
5.000%, due 6/1/26	250,000	259,280
5.000%, due 6/1/27	200,000	211,829
5.000%, due 6/1/29	150,000	165,978
City of San Mateo CA, Special Tax
Insured: BAM
5.250%, due 9/1/35	1,000,000	1,125,835
Clovis Unified School District, General Obligation Bonds
Series B Insured: NATL
3.320%, due 8/1/30(c)	1,500,000	1,220,831
County of Sacramento CA Airport System Revenue, Revenue Bonds
Series B
5.000%, due 7/1/41	1,000,000	1,018,633
Fresno Unified School District, General Obligation Bonds
Series B
5.000%, due 8/1/37	650,000	721,249
5.000%, due 8/1/38	500,000	551,462
Grossmont Union High School District, General Obligation Bonds
Series F Insured: AGM
4.030%, due 8/1/33(c)	1,465,000	939,643
Hercules Redevelopment Agency Successor Agency, Tax Allocation
Series A Insured: AGM
5.000%, due 8/1/37	500,000	550,274
Independent Cities Finance Authority, Revenue Bonds
Insured: AGM
4.000%, due 6/1/36	1,100,000	1,126,583
Kelseyville Unified School District, General Obligation Bonds
Series C Insured: AGM
3.770%, due 8/1/33(c)	35,000	24,790
4.020%, due 8/1/31(c)	150,000	115,348
Metropolitan Water District of Southern California, Revenue Bonds
Series E
3.910%, (Municipal Swap Index + 0.14%), due 7/1/37(a)	1,200,000	1,199,799
Monterey Peninsula Community College District, General Obligation Bonds
4.440%, due 8/1/32(c)	975,000	733,387
Northern California Energy Authority, Revenue Bonds
5.000%, due 12/1/54(a)(b)	1,000,000	1,058,564
Sacramento City Unified School District, General Obligation Bonds
Insured: AGM
3.350%, due 7/1/24(c)	150,000	149,148
Sacramento County Sanitation Districts Financing Authority, Revenue Bonds
Series A
5.000%, due 12/1/34	2,620,000	2,621,054

	Principal Amount	Value
Municipal Bonds (continued)
California (continued)
San Joaquin Hills Transportation Corridor Agency, Revenue Bonds
Series B
5.250%, due 1/15/49	$ 500,000	$ 502,937
State of California, General Obligation Bonds
4.000%, due 9/1/32	500,000	503,357
5.000%, due 4/1/38	2,660,000	2,664,904
University of California, Revenue Bonds
Series BN
5.500%, due 5/15/40	1,875,000	2,177,642
Series BP-2
3.300%, due 5/15/48(a)(b)	4,500,000	4,500,000
		37,919,193
Colorado — 1.3%
Adams State University, Revenue Bonds
Series A Insured: ST HGR ED INTERCEPT PROG
5.000%, due 5/15/35	1,125,000	1,228,491
Arapahoe County School District No 5 Cherry Creek, General Obligation Bonds
Series B Insured: ST AID WITHHLDG
2.000%, due 12/15/26	500,000	471,142
City & County of Denver CO Pledged Excise Tax Revenue, Revenue Bonds
Series A
5.000%, due 8/1/44	1,000,000	1,013,070
Colorado Educational & Cultural Facilities Authority, Revenue Bonds
Insured: MORAL OBLG
4.000%, due 7/1/36	1,000,000	984,840
Colorado Health Facilities Authority, Revenue Bonds
Series A
4.000%, due 8/1/44	250,000	234,636
Series A-1 Insured: BAM
5.000%, due 8/1/35	105,000	112,963
Gold Hill Mesa Metropolitan District No 2, General Obligation Bonds
Series A Insured: BAM
5.000%, due 12/1/28	145,000	153,110
5.000%, due 12/1/29	145,000	155,108
5.250%, due 12/1/37	200,000	217,953
Grand River Hospital District, General Obligation Bonds
Insured: AGM
5.250%, due 12/1/37	425,000	440,171
Jefferson County School District R-1, General Obligation Bonds
Insured: BAM-TCRS ST AID WITHHLDG
4.000%, due 12/15/34	3,000,000	3,146,383
		8,157,867
Connecticut — 3.2%
City of Bridgeport CT, General Obligation Bonds
Series A
5.000%, due 11/1/33	600,000	630,554
5.000%, due 9/1/38	1,250,000	1,346,007
City of New Britain CT, General Obligation Bonds
Series A Insured: BAM
5.000%, due 3/1/30	155,000	167,190
5.000%, due 3/1/36	400,000	441,620
Series B Insured: AGM
5.250%, due 9/1/30	600,000	645,287

See notes to financial statements.

Schedule of Investments — IQ MacKay Municipal Intermediate ETF (continued)

April 30, 2024

	Principal Amount	Value
Municipal Bonds (continued)
Connecticut (continued)
City of West Haven CT, General Obligation Bonds
Insured: BAM
4.000%, due 9/15/27	$ 240,000	$ 243,563
4.000%, due 9/15/28	290,000	296,720
Connecticut State Health & Educational Facilities Authority, Revenue Bonds
Series 1
5.000%, due 7/1/33	350,000	364,263
Series L
5.000%, due 7/1/32	1,590,000	1,614,584
State of Connecticut, General Obligation Bonds
Series A
5.000%, due 4/15/38	5,500,000	5,763,544
Series A Insured: BAM
5.000%, due 4/15/34	1,875,000	2,041,475
State of Connecticut Special Tax Revenue, Revenue Bonds
Series A
4.000%, due 5/1/39	1,500,000	1,520,251
5.000%, due 8/1/34	3,000,000	3,044,959
5.250%, due 7/1/40	1,000,000	1,125,850
Town of Hamden CT, General Obligation Bonds
Insured: BAM
5.000%, due 8/15/32	350,000	392,181
Town of North Branford CT, G.O. Unltd Notes
5.000%, due 8/2/24	1,000,000	1,002,183
		20,640,231
Delaware — 0.2%
Delaware State Housing Authority, Revenue Bonds
Series A Insured: GNMA/FNMA/FHLMC
5.750%, due 1/1/55	1,155,000	1,235,143
District of Columbia — 1.8%
District of Columbia, General Obligation Bonds
Series D
5.000%, due 6/1/42	1,485,000	1,529,906
District of Columbia Housing Finance Agency, Revenue Bonds
4.000%, due 9/1/40(a)(b)	3,035,000	3,019,731
5.000%, due 7/1/26(a)(b)	2,014,000	2,027,182
5.000%, due 10/1/41(a)(b)	2,000,000	2,033,557
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Revenue Bonds
Series B
6.500%, due 10/1/44	3,000,000	3,272,393
		11,882,769
Florida — 4.6%
Capital Trust Agency, Inc., Revenue Bonds
Series A
5.350%, due 7/1/29	1,235,000	1,236,464
City of Lauderhill FL Water & Sewer Revenue, Revenue Bonds
Insured: AGM
5.000%, due 10/1/48	1,000,000	1,057,298
City of Miami Beach FL, Revenue Bonds
5.000%, due 9/1/45	1,000,000	1,004,619
City of Miami Beach FL Water & Sewer Revenue, Revenue Bonds
Series A
4.000%, due 12/1/34	1,000,000	1,050,395
City of Tampa FL, Special Assessment
5.250%, due 5/1/46	2,060,000	2,148,922

	Principal Amount	Value
Municipal Bonds (continued)
Florida (continued)
City of West Palm Beach FL Utility System Revenue, Revenue Bonds
Series A
5.000%, due 10/1/42	$ 3,500,000	$ 3,624,920
County of Miami-Dade FL Aviation Revenue, Revenue Bonds
Series A
4.000%, due 10/1/38	400,000	390,380
County of Miami-Dade FL Transit System, Revenue Bonds
5.000%, due 7/1/43	4,500,000	4,803,450
County of Pasco FL, Revenue Bonds
Insured: AGM
5.250%, due 9/1/29	1,000,000	1,081,359
Series A Insured: AGM
5.250%, due 9/1/28	1,000,000	1,064,801
Florida Development Finance Corp., Revenue Bonds
4.000%, due 7/1/24	200,000	199,506
Florida Housing Finance Corp., Revenue Bonds
Series G
4.500%, due 5/1/26(a)(b)	3,000,000	3,000,778
Fort Pierce Utilities Authority, Revenue Bonds
Series A Insured: AGM
5.000%, due 10/1/27	700,000	736,607
5.000%, due 10/1/31	400,000	446,904
5.000%, due 10/1/33	200,000	224,676
5.000%, due 10/1/37	425,000	464,913
5.000%, due 10/1/39	475,000	512,771
Hillsborough County Industrial Development Authority, Revenue Bonds
Series B
3.350%, due 11/1/38(a)(b)	500,000	500,000
JEA Water & Sewer System Revenue, Revenue Bonds
Series A
5.250%, due 10/1/49	1,780,000	1,957,043
Julington Creek Plantation Community Development District, Special Assessment
Insured: AGM
5.500%, due 5/1/43	1,250,000	1,360,742
North Springs Improvement District, Special Assessment
Series 1 Insured: AGM
4.000%, due 5/1/28	60,000	61,491
4.000%, due 5/1/30	45,000	46,722
Palm Beach County Housing Finance Authority, Revenue Bonds
5.000%, due 2/1/27(a)(b)	1,000,000	1,013,253
Tampa Bay Water, Revenue Bonds
5.000%, due 10/1/39	1,600,000	1,764,656
		29,752,670
Georgia — 3.5%
City of Atlanta GA Water & Wastewater Revenue, Revenue Bonds
5.000%, due 11/1/40	2,500,000	2,523,000
Series A
5.000%, due 11/1/38	1,000,000	1,045,630
Development Authority of Burke County (The), Revenue Bonds
3.375%, due 11/1/53(a)(b)	1,000,000	986,237
Main Street Natural Gas, Inc., Revenue Bonds
Series 2
5.264%, (SOFR + 1.70%), due 12/1/53(a)	5,000,000	5,073,644
Series A
4.000%, due 7/1/52(a)(b)	1,500,000	1,497,501

See notes to financial statements.

Schedule of Investments — IQ MacKay Municipal Intermediate ETF (continued)

April 30, 2024

	Principal Amount	Value
Municipal Bonds (continued)
Georgia (continued)
Series B
4.000%, due 8/1/49(a)(b)	$ 3,090,000	$ 3,090,410
5.000%, due 12/1/54(a)(b)	1,000,000	1,054,741
Municipal Electric Authority of Georgia, Revenue Bonds
Series A
5.000%, due 1/1/36	1,000,000	1,057,160
5.000%, due 1/1/39	3,500,000	3,591,181
Private Colleges & Universities Authority, Revenue Bonds
4.000%, due 4/1/39	450,000	449,425
Walton County Water & Sewer Authority, Revenue Bonds
5.250%, due 2/1/38	250,000	284,306
5.250%, due 2/1/39	425,000	479,861
5.250%, due 2/1/40	450,000	504,966
5.250%, due 2/1/41	400,000	447,064
5.250%, due 2/1/42	350,000	389,765
5.250%, due 2/1/43	425,000	471,365
		22,946,256
Guam — 0.2%
Guam Government Waterworks Authority, Revenue Bonds
5.250%, due 7/1/24	775,000	775,845
Guam Power Authority, Revenue Bonds
Series A
5.000%, due 10/1/34	600,000	639,574
		1,415,419
Hawaii — 0.3%
City & County Honolulu HI Wastewater System Revenue, Revenue Bonds
Series B
5.000%, due 7/1/36	1,000,000	1,026,296
State of Hawaii, General Obligation Bonds
Series FW
5.000%, due 1/1/39	1,095,000	1,164,843
		2,191,139
Illinois — 9.7%
Carol Stream Park District, General Obligation Bonds
Series C Insured: BAM
4.000%, due 11/1/26	485,000	491,667
Chicago O’Hare International Airport, Revenue Bonds
Insured: BAM
5.000%, due 1/1/37	1,335,000	1,447,991
Series B
5.000%, due 1/1/32	1,000,000	1,007,938
5.000%, due 1/1/39	2,700,000	2,846,677
Chicago Park District, General Obligation Bonds
Series D
4.000%, due 1/1/34	1,000,000	1,014,946
4.000%, due 1/1/35	645,000	652,327
Series E Insured: BAM
4.000%, due 11/15/31	500,000	507,699
Chicago Transit Authority Sales Tax Receipts Fund, Revenue Bonds
5.250%, due 12/1/49	2,000,000	2,005,018
City of Chicago IL, General Obligation Bonds
Series A
5.000%, due 1/1/32	1,500,000	1,613,442
5.250%, due 1/1/28	1,000,000	1,007,624
5.500%, due 1/1/40	1,000,000	1,079,699

	Principal Amount	Value
Municipal Bonds (continued)
Illinois (continued)
City of Chicago IL, Revenue Bonds
Insured: HUD SECT 8 FHA 221(D4)
5.000%, due 11/1/26(a)(b)	$ 5,000,000	$ 5,048,147
City of Joliet IL, General Obligation Bonds
Insured: BAM
5.000%, due 12/15/38	1,000,000	1,081,800
5.250%, due 12/15/39	1,000,000	1,096,248
5.250%, due 12/15/40	1,000,000	1,090,105
Illinois Development Finance Authority, Revenue Bonds
3.730%, due 7/15/25(c)	500,000	478,144
Illinois Finance Authority, Revenue Bonds
5.000%, due 8/15/44	2,290,000	2,300,995
Series A
4.000%, due 10/1/38	2,500,000	2,369,241
5.000%, due 8/15/30	1,300,000	1,429,302
Illinois Housing Development Authority, Revenue Bonds
5.000%, due 2/1/27(a)(b)	3,000,000	3,029,678
Series A Insured: GNMA/FNMA/FHLMC
4.375%, due 10/1/41	515,000	506,149
Illinois State Toll Highway Authority, Revenue Bonds
Series A
5.000%, due 1/1/39	1,170,000	1,312,650
5.000%, due 1/1/40	1,500,000	1,516,193
Series C
5.000%, due 1/1/38	2,130,000	2,145,643
5.000%, due 1/1/39	1,650,000	1,660,972
Lake County School District No 112 North Shore, General Obligation Bonds
4.000%, due 12/1/37	1,000,000	1,022,939
Madison County Community Unit School District No 8 Bethalto, General Obligation Bonds
Series B Insured: BAM
4.000%, due 12/1/31	700,000	711,968
Madison-Macoupin Etc Counties Community College District No 536, General Obligation Bonds
Series A Insured: AGM
5.000%, due 11/1/32	320,000	330,425
Metropolitan Pier & Exposition Authority, Revenue Bonds
Series A
5.000%, due 12/15/28	1,500,000	1,564,963
Metropolitan Water Reclamation District of Greater Chicago, General Obligation Bonds
Series E
5.000%, due 12/1/41	1,000,000	1,015,863
Northern Illinois University, Revenue Bonds
Insured: BAM
5.000%, due 10/1/26	250,000	255,730
5.000%, due 10/1/28	650,000	682,200
5.000%, due 10/1/30	690,000	739,266
Sales Tax Securitization Corp., Revenue Bonds
Series A
4.000%, due 1/1/38	1,800,000	1,767,540
5.000%, due 1/1/30	500,000	547,214
Series C
5.500%, due 1/1/36	1,500,000	1,623,548

See notes to financial statements.

Schedule of Investments — IQ MacKay Municipal Intermediate ETF (continued)

April 30, 2024

	Principal Amount	Value
Municipal Bonds (continued)
Illinois (continued)
Sangamon & Morgan Counties Community Unit School District No 16 New Berlin, General Obligation Bonds
Series A Insured: AGM
5.500%, due 12/1/36	$ 350,000	$ 391,557
Southwestern Illinois Development Authority, Revenue Bonds
4.000%, due 4/15/33	500,000	512,263
Insured: BAM
5.500%, due 12/1/34	800,000	915,575
5.500%, due 12/1/35	1,000,000	1,143,718
Series B
4.000%, due 10/15/24	165,000	164,751
State of Illinois, General Obligation Bonds
Series A
5.000%, due 3/1/29	1,470,000	1,564,001
5.000%, due 3/1/30	1,000,000	1,077,488
Series CR Insured: AGM-CR
5.250%, due 2/1/34	1,000,000	1,000,895
Series D
5.000%, due 11/1/28	1,000,000	1,043,551
State of Illinois Sales Tax Revenue, Revenue Bonds
Series C Insured: BAM
4.000%, due 6/15/27	600,000	608,498
Town of Cicero IL, General Obligation Bonds
Insured: BAM
5.000%, due 1/1/30	450,000	468,051
Union Alexander Massac Pulaski Etc Counties Community College District No 531, General Obligation Bonds
Series A Insured: BAM
5.000%, due 12/1/25	1,175,000	1,194,149
Village of Bradley IL, General Obligation Bonds
Insured: AGM
5.000%, due 12/15/39	1,125,000	1,206,683
Village of Franklin Park IL, Revenue Bonds
Series A Insured: BAM
4.000%, due 10/1/32	375,000	387,645
Village of Matteson IL, Revenue Bonds
Insured: BAM
5.000%, due 12/1/29	465,000	487,437
Will County School District No 114 Manhattan, General Obligation Bonds
Insured: AGM
3.500%, due 1/1/26	840,000	839,451
Insured: BAM
5.000%, due 1/1/36	445,000	493,590
5.250%, due 1/1/39	555,000	608,459
		63,109,713
Indiana — 3.9%
Avon Community School Building Corp., Revenue Bonds
Insured: ST INTERCEPT
5.250%, due 7/15/38	1,000,000	1,126,828
Brownsburg 1999 School Building Corp., Revenue Bonds
Insured: ST INTERCEPT
5.500%, due 7/15/41	5,730,000	6,266,039
City of Bloomington IN Waterworks Revenue, Revenue Bonds
Insured: BAM
5.000%, due 7/1/39	2,690,000	2,880,466
5.000%, due 1/1/42	1,525,000	1,628,601

	Principal Amount	Value
Municipal Bonds (continued)
Indiana (continued)
Greater Clark Building Corp., Revenue Bonds
Insured: ST INTERCEPT
6.000%, due 7/15/34	$ 1,000,000	$ 1,200,534
Series B Insured: ST INTERCEPT
6.000%, due 7/15/35	1,025,000	1,250,184
6.000%, due 7/15/36	1,000,000	1,214,036
Indiana Finance Authority, Revenue Bonds
Series A
5.000%, due 12/1/40	3,000,000	3,023,290
Indiana Housing & Community Development Authority, Revenue Bonds
Insured: FHA 223(F)
5.000%, due 10/1/26(a)(b)	2,000,000	2,010,923
IPS Multi-School Building Corp., Revenue Bonds
Insured: ST INTERCEPT
5.250%, due 7/15/43	1,000,000	1,088,876
MSD of Wash Township School Building Corp., Revenue Bonds
Insured: ST INTERCEPT
5.000%, due 7/15/35	225,000	242,761
Northwestern School Building Corp., Revenue Bonds
Insured: ST INTERCEPT
6.000%, due 7/15/37	1,100,000	1,267,564
6.000%, due 7/15/38	600,000	686,244
Tippecanoe County School Building Corp., Revenue Bonds
Series B Insured: ST INTERCEPT
6.000%, due 7/15/41	500,000	586,063
Tri-Creek 2002 High School Building Corp., Revenue Bonds
Insured: ST INTERCEPT
5.500%, due 7/15/43	1,000,000	1,108,621
		25,581,030
Iowa — 1.4%
City of Coralville IA, General Obligation Bonds
Series A
4.000%, due 5/1/24	1,305,000	1,305,000
City of Des Moines IA, General Obligation Bonds
Series F
2.000%, due 6/1/35	2,020,000	1,572,615
2.000%, due 6/1/36	2,060,000	1,552,569
Hampton-Dumont Community School District, Revenue Bonds
Insured: AGM
6.000%, due 6/1/29	965,000	1,058,178
Iowa Finance Authority, Revenue Bonds
Series E
3.050%, due 2/15/41(a)(b)	500,000	500,000
Iowa Higher Education Loan Authority, Revenue Bonds
5.000%, due 10/1/34	300,000	316,710
5.000%, due 10/1/35	360,000	378,072
5.000%, due 10/1/36	365,000	380,944
Jesup Community School District, General Obligation Bonds
Insured: AGM
5.000%, due 6/1/24	420,000	420,295
5.000%, due 6/1/25	440,000	445,904
5.000%, due 6/1/26	465,000	478,681
5.000%, due 6/1/27	490,000	514,146
		8,923,114

See notes to financial statements.

Schedule of Investments — IQ MacKay Municipal Intermediate ETF (continued)

April 30, 2024

	Principal Amount	Value
Municipal Bonds (continued)
Kansas — 0.4%
City of Dodge City KS, General Obligation Bonds
Series A Insured: AGM
5.000%, due 9/1/31	$ 420,000	$ 461,732
Johnson County Unified School District No 233 Olathe, General Obligation Bonds
Series A
4.000%, due 9/1/36	1,700,000	1,762,660
Wyandotte County Unified School District No 500 Kansas City, General Obligation Bonds
Series A
4.125%, due 9/1/37	500,000	509,772
		2,734,164
Kentucky — 1.1%
City of Ashland KY, Revenue Bonds
Series A
5.000%, due 2/1/40	500,000	501,896
Kentucky Economic Development Finance Authority, Revenue Bonds
Series A
5.000%, due 1/1/45	1,000,000	986,332
Kentucky Public Energy Authority, Revenue Bonds
Series A-1
5.250%, due 4/1/54(a)(b)	2,500,000	2,642,175
Series C
4.000%, due 2/1/50(a)(b)	2,325,000	2,318,371
Louisville & Jefferson County Visitors and Convention Commission, Revenue Bonds
Insured: BAM
4.000%, due 6/1/36	75,000	75,268
Louisville/Jefferson County Metropolitan Government, Revenue Bonds
5.000%, due 10/1/32	500,000	510,956
		7,034,998
Louisiana — 1.3%
Cameron Parish School District No 15, General Obligation Bonds
5.000%, due 10/1/29	290,000	308,866
City of Lafayette LA Utilities Revenue, Revenue Bonds
Insured: BAM
5.000%, due 11/1/38	550,000	608,231
City of New Orleans LA, General Obligation Bonds
Series A Insured: BAM
5.000%, due 12/1/33	1,250,000	1,388,158
City of Shreveport LA Water & Sewer Revenue, Revenue Bonds
Series C Insured: BAM
5.000%, due 12/1/31	100,000	104,657
Louisiana Housing Corp., Revenue Bonds
Series A Insured: HUD SECT 8 FHA 221(D4)
5.000%, due 7/1/26	6,000,000	6,077,372
		8,487,284
Maine — 0.1%
Finance Authority of Maine, Revenue Bonds
Series A-1 Insured: AGC
5.000%, due 12/1/26	155,000	157,253
Maine Health & Higher Educational Facilities Authority, Revenue Bonds
Series A Insured: AGM ST INTRCPT ST RES BD GTY
5.000%, due 7/1/32	500,000	556,789
		714,042

	Principal Amount	Value
Municipal Bonds (continued)
Maryland — 0.7%
City of Baltimore MD, Revenue Bonds
Series A Insured: BAM
4.000%, due 7/1/38	$ 900,000	$ 906,451
County of Prince George’s MD, General Obligation Bonds
Series A
5.000%, due 7/15/33	995,000	1,069,715
Maryland Community Development Administration, Revenue Bonds
Series A Insured: GNMA/FNMA/FHLMC
5.000%, due 9/1/42	1,000,000	1,038,266
Maryland Stadium Authority, Revenue Bonds
Insured: ST INTERCEPT
5.000%, due 5/1/42	1,820,000	1,885,774
		4,900,206
Massachusetts — 0.8%
Commonwealth of Massachusetts, General Obligation Bonds
Series C
5.000%, due 5/1/46	1,250,000	1,306,756
Massachusetts Bay Transportation Authority Sales Tax Revenue, Revenue Bonds
Series A
7.370%, due 7/1/31(c)	1,000,000	752,142
Massachusetts Department of Transportation, Revenue Bonds
Series A Insured: NATL
3.680%, due 1/1/29(c)	570,000	480,775
Massachusetts Development Finance Agency, Revenue Bonds
Series E
5.000%, due 7/1/37	500,000	506,609
Massachusetts Health & Educational Facilities Authority, Revenue Bonds
Series R
2.300%, due 11/1/49(a)(b)	500,000	500,000
Massachusetts Housing Finance Agency, Revenue Bonds
Series B-2
0.800%, due 12/1/25	540,000	505,751
Massachusetts School Building Authority, Revenue Bonds
Series B
5.000%, due 11/15/34	1,000,000	1,042,965
		5,094,998
Michigan — 4.1%
County of Genesee MI, General Obligation Bonds
Insured: AGM
5.000%, due 6/1/26	190,000	195,543
5.000%, due 6/1/28	90,000	95,992
5.000%, due 6/1/30	210,000	231,218
Ferndale Public Schools, General Obligation Bonds
Insured: Q-SBLF
5.000%, due 5/1/39	950,000	1,031,714
5.000%, due 5/1/40	1,000,000	1,074,183
Grand Rapids Public Schools, General Obligation Bonds
Insured: AGM
5.000%, due 5/1/28	2,105,000	2,158,700
Great Lakes Water Authority Sewage Disposal System Revenue, Revenue Bonds
Series C
5.000%, due 7/1/36	1,000,000	1,024,775

See notes to financial statements.

Schedule of Investments — IQ MacKay Municipal Intermediate ETF (continued)

April 30, 2024

	Principal Amount	Value
Municipal Bonds (continued)
Michigan (continued)
Great Lakes Water Authority Water Supply System Revenue, Revenue Bonds
Series A
5.000%, due 7/1/46	$ 500,000	$ 507,173
Series B Insured: BAM
5.000%, due 7/1/46	2,525,000	2,563,834
Series C
5.250%, due 7/1/33	1,500,000	1,555,933
Michigan Finance Authority, Revenue Bonds
5.000%, due 4/15/29	1,000,000	1,078,777
5.000%, due 2/15/34	235,000	250,704
5.000%, due 11/1/44	1,000,000	1,010,261
Series A
4.000%, due 6/1/34	500,000	510,490
Michigan State Building Authority, Revenue Bonds
Series I
5.000%, due 4/15/41	1,175,000	1,203,923
Michigan State Housing Development Authority, Revenue Bonds
Insured: FHA 221(D4)
5.000%, due 11/1/26(a)(b)	2,000,000	2,030,559
Insured: HUD SECT 8
5.000%, due 12/1/25(a)(b)	1,000,000	1,001,409
5.000%, due 12/1/25(a)(b)	1,000,000	1,001,977
Richmond Community Schools, General Obligation Bonds
Series I Insured: Q-SBLF
4.000%, due 5/1/36	1,450,000	1,487,849
4.000%, due 5/1/37	2,655,000	2,704,565
State of Michigan, General Obligation Bonds
Series A
3.625%, due 5/15/24	1,080,000	1,079,279
State of Michigan Trunk Line Revenue, Revenue Bonds
5.500%, due 11/15/44	2,000,000	2,259,077
Wyoming Public Schools, General Obligation Bonds
Series III Insured: AGM
4.000%, due 5/1/41	500,000	501,395
		26,559,330
Minnesota — 0.9%
Minneapolis Special School District No 1, General Obligation Bonds
Series B Insured: SD CRED PROG
5.000%, due 2/1/31	1,250,000	1,337,317
Minnesota Housing Finance Agency, Revenue Bonds
Series A Insured: GNMA/FNMA/FHLMC
3.000%, due 7/1/52	4,570,000	4,381,720
		5,719,037
Missouri — 3.0%
City of Kansas City MO, Revenue Bonds
Series C
5.000%, due 9/1/26	1,300,000	1,344,185
5.000%, due 9/1/28	1,000,000	1,070,288
Health & Educational Facilities Authority of the State of Missouri, Revenue Bonds
4.000%, due 8/1/25	150,000	147,031
Series F
3.400%, due 6/1/36(a)(b)	500,000	500,000
Hickman Mills C-1 School District, General Obligation Bonds
Series C-1 Insured: BAM
5.750%, due 3/1/42	3,390,000	3,734,612

	Principal Amount	Value
Municipal Bonds (continued)
Missouri (continued)
Missouri Joint Municipal Electric Utility Commission, Revenue Bonds
Series A
5.000%, due 12/1/36	$ 2,435,000	$ 2,449,984
5.000%, due 12/1/40	1,445,000	1,459,086
Missouri State Environmental Improvement & Energy Resources Authority, Revenue Bonds
Series B-R
2.900%, due 9/1/33	3,000,000	2,751,427
Pattonville R-3 School District, General Obligation Bonds
Insured: ST AID DIR DEP
5.250%, due 3/1/41	500,000	544,579
Springfield School District No R-12, General Obligation Bonds
Series 12
1.750%, due 3/1/31	2,310,000	1,904,124
St. Charles County School District No R-IV Wentzville, General Obligation Bonds
Insured: ST AID DIR DEP
6.990%, due 3/1/27(c)	2,095,000	1,865,454
Wright City R-II School District, General Obligation Bonds
Insured: AGM
6.000%, due 3/1/27	150,000	160,381
6.000%, due 3/1/29	150,000	168,563
6.000%, due 3/1/31	35,000	41,073
6.000%, due 3/1/33	500,000	602,952
6.000%, due 3/1/35	530,000	638,278
		19,382,017
Montana — 0.1%
Montana Facility Finance Authority, Revenue Bonds
5.000%, due 6/1/24	375,000	375,123
Nebraska — 0.9%
City of Kearney NE, General Obligation Bonds
4.000%, due 5/15/32	340,000	343,662
Omaha Public Power District, Revenue Bonds
Series A
5.000%, due 2/1/42	2,835,000	2,950,818
Omaha Public Power District Nebraska City Station Unit 2, Revenue Bonds
Series A
5.000%, due 2/1/46	1,235,000	1,248,171
Omaha School District, General Obligation Bonds
1.750%, due 12/15/35	1,500,000	1,139,227
		5,681,878
Nevada — 0.4%
City of North Las Vegas NV, General Obligation Bonds
Insured: AGM
4.000%, due 6/1/36	825,000	833,288
Clark County School District, General Obligation Bonds
Series A Insured: BAM
5.000%, due 6/15/37	845,000	936,780
County of Clark NV, General Obligation Bonds
Series A
4.000%, due 7/1/39	1,000,000	994,813
		2,764,881
New Hampshire — 0.5%
New Hampshire Business Finance Authority, Revenue Bonds
4.000%, due 4/1/30	580,000	571,032

See notes to financial statements.

Schedule of Investments — IQ MacKay Municipal Intermediate ETF (continued)

April 30, 2024

	Principal Amount	Value
Municipal Bonds (continued)
New Hampshire (continued)
New Hampshire Health and Education Facilities Authority Act, Revenue Bonds
Series B Insured: BAM
4.000%, due 8/1/33	$ 2,500,000	$ 2,443,041
		3,014,073
New Jersey — 2.4%
Essex County Improvement Authority, Revenue Bonds
4.000%, due 7/15/28	415,000	409,072
Jersey City Municipal Utilities Authority, Revenue Notes
Series A
5.000%, due 5/1/25	600,000	605,510
New Jersey Educational Facilities Authority, Revenue Bonds
Series C Insured: AGM
5.000%, due 7/1/25	470,000	477,630
New Jersey Health Care Facilities Financing Authority, Revenue Bonds
Series A
5.000%, due 7/1/43	3,500,000	3,557,949
New Jersey Housing & Mortgage Finance Agency, Revenue Bonds
Series A Insured: HUD SECT 8
3.500%, due 7/1/25(a)(b)	1,635,000	1,632,077
New Jersey Transportation Trust Fund Authority, Revenue Bonds
5.250%, due 6/15/43	2,790,000	2,897,471
Series AA
5.000%, due 6/15/37	1,300,000	1,404,816
New Jersey Turnpike Authority, Revenue Bonds
Series A
4.000%, due 1/1/35	780,000	825,782
5.000%, due 1/1/27	415,000	431,286
5.000%, due 1/1/34	730,000	834,167
Series B
5.000%, due 1/1/42	1,000,000	1,090,811
South Jersey Port Corp., Revenue Bonds
Series B
5.000%, due 1/1/31	500,000	523,053
Tobacco Settlement Financing Corp., Revenue Bonds
Series B
5.000%, due 6/1/46	1,000,000	1,009,494
		15,699,118
New Mexico — 0.1%
Albuquerque Metropolitan Arroyo Flood Control Authority, General Obligation Bonds
5.000%, due 8/1/27	650,000	687,975
New York — 6.9%
City of New York NY, General Obligation Bonds
Series B-1
5.250%, due 10/1/47	3,000,000	3,255,791
Series F-1
5.000%, due 6/1/34	1,090,000	1,103,712
5.000%, due 8/1/38	500,000	558,737
County of Nassau NY, General Obligation Bonds
Series B Insured: AGM
5.000%, due 4/1/38	1,500,000	1,631,634
Long Island Power Authority, Revenue Bonds
Series A
5.000%, due 9/1/39	600,000	601,238

	Principal Amount	Value
Municipal Bonds (continued)
New York (continued)
Metropolitan Transportation Authority, Revenue Bonds
Series A
5.500%, due 11/15/47	$1,015,000	$1,120,080
Series A1
5.000%, due 11/15/29	500,000	512,783
New York City Housing Development Corp., Revenue Bonds
Series 2A Insured: REMIC FHA INS 542(c)
3.400%, due 11/1/62(a)(b)	780,000	769,067
New York City Municipal Water Finance Authority, Revenue Bonds
Series 2
3.300%, due 6/15/43(a)(b)	500,000	500,000
Series HH
5.000%, due 6/15/37	2,000,000	2,023,969
5.000%, due 6/15/39	1,500,000	1,516,334
New York City Transitional Finance Authority Building Aid Revenue, Revenue Bonds
Series S Insured: ST AID WITHHLDG
5.000%, due 7/15/40	1,500,000	1,515,078
Series S-3 Insured: ST AID WITHHLDG
5.000%, due 7/15/33	150,000	159,970
New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds
Series A-1
4.000%, due 11/1/38	1,000,000	1,011,338
Series A-3
4.000%, due 5/1/43	215,000	208,529
Series B4
3.300%, due 8/1/42(a)(b)	500,000	500,000
Series D-1
5.500%, due 11/1/45	2,000,000	2,233,038
New York Liberty Development Corp., Revenue Bonds
2.450%, due 9/15/69	500,000	451,074
Series 1WTC Insured: BAM-TCRS
4.000%, due 2/15/43	2,000,000	1,973,913
Series A Insured: AGM-CR
2.750%, due 11/15/41	1,070,000	825,978
New York Power Authority, Revenue Bonds
Series A Insured: AGM
5.000%, due 11/15/36	1,215,000	1,408,277
New York State Dormitory Authority, Revenue Bonds
Insured: AGM ST AID WITHHLDG
5.000%, due 10/1/38	1,350,000	1,484,067
Series A
4.000%, due 3/15/39	500,000	503,428
4.000%, due 3/15/41	1,500,000	1,489,065
5.000%, due 3/15/35	1,000,000	1,008,753
5.000%, due 7/1/39	1,220,000	1,251,371
5.000%, due 3/15/44	1,000,000	1,093,428
Series B
5.000%, due 2/15/40	820,000	849,333
Series E
3.000%, due 3/15/41	500,000	417,428
5.000%, due 3/15/41	2,000,000	2,090,917
New York State Housing Finance Agency, Revenue Bonds
Series A Insured: SONYMA HUD SECT 8
0.750%, due 11/1/25	285,000	267,312

See notes to financial statements.

Schedule of Investments — IQ MacKay Municipal Intermediate ETF (continued)

April 30, 2024

	Principal Amount	Value
Municipal Bonds (continued)
New York (continued)
New York State Thruway Authority, Revenue Bonds
Series A
4.000%, due 3/15/43	$ 1,165,000	$ 1,134,298
Port Authority of New York & New Jersey, Revenue Bonds
Series 205
5.250%, due 5/15/42	1,000,000	1,047,813
Triborough Bridge & Tunnel Authority, Revenue Bonds
Series 2
5.250%, due 5/15/47	1,250,000	1,362,614
Series A
5.000%, due 11/15/40	2,900,000	2,928,101
Series A-2 Insured: AGM-CR
2.000%, due 5/15/45(a)(b)	1,345,000	1,233,668
Series B-3
5.000%, due 11/15/38	1,000,000	1,017,575
Series C
5.000%, due 11/15/37	1,000,000	1,059,632
Utility Debt Securitization Authority, Revenue Bonds
Series 1
5.000%, due 12/15/41	500,000	564,415
		44,683,758
North Carolina — 0.8%
Charlotte-Mecklenburg Hospital Authority (The), Revenue Bonds
Series B
3.200%, due 1/15/38(a)(b)	500,000	500,000
City of Fayetteville NC Public Works Commission Revenue, Revenue Bonds
2.000%, due 3/1/36	3,395,000	2,676,779
County of Alamance NC, General Obligation Bonds
2.000%, due 5/1/35	1,500,000	1,207,579
North Carolina Medical Care Commission, Revenue Bonds
Series A
4.000%, due 9/1/41	1,095,000	921,604
		5,305,962
North Dakota — 0.5%
City of Grand Forks ND, Revenue Bonds
Insured: AGM-CR
4.000%, due 12/1/37	1,250,000	1,176,553
Series A Insured: AGM
5.000%, due 12/1/26	400,000	412,985
5.000%, due 12/1/27	450,000	470,597
5.000%, due 12/1/28	500,000	529,457
5.000%, due 12/1/29	675,000	723,432
		3,313,024
Ohio — 1.7%
Akron Bath Copley Joint Township Hospital District, Revenue Bonds
4.000%, due 11/15/33	1,260,000	1,205,480
American Municipal Power, Inc., Revenue Bonds
Series A
5.000%, due 2/15/41	1,000,000	1,008,096
City of Toledo OH, General Obligation Bonds
Insured: AGM
5.250%, due 12/1/36	1,000,000	1,124,799
5.500%, due 12/1/39	1,330,000	1,494,350
City of Upper Arlington OH, General Obligation Bonds
5.250%, due 12/1/35	750,000	766,358

	Principal Amount	Value
Municipal Bonds (continued)
Ohio (continued)
Cloverleaf Local School District, Certificates of Participation
Insured: BAM
5.375%, due 12/1/37	$ 1,000,000	$ 1,062,134
Euclid City School District, General Obligation Bonds
Series A Insured: SD CRED PROG
5.250%, due 1/15/44	1,000,000	1,014,092
Forest Hills Local School District, General Obligation Bonds
5.000%, due 12/1/44	630,000	631,681
Springboro Community City School District, General Obligation Bonds
Insured: AGM
5.250%, due 12/1/25	1,975,000	2,023,794
State of Ohio, General Obligation Bonds
Series A
5.000%, due 5/1/37	1,000,000	1,037,282
		11,368,066
Oregon — 0.1%
Oregon State Facilities Authority, Revenue Bonds
Series B
3.350%, due 8/1/34(a)(b)	500,000	500,000
Pennsylvania — 2.6%
Allegheny County Sanitary Authority, Revenue Bonds
5.000%, due 12/1/40	500,000	502,428
City of Erie PA, General Obligation Bonds
Series C Insured: AGM
5.820%, due 11/15/37(c)	750,000	405,836
Coatesville School District, General Obligation Bonds
Insured: BAM
5.250%, due 11/15/37	4,000,000	4,298,026
Commonwealth Financing Authority, Revenue Bonds
Insured: AGM
4.000%, due 6/1/39	920,000	907,839
Conrad Weiser Area School District, General Obligation Bonds
Insured: AGM ST AID WITHHLDG
4.000%, due 9/1/34	1,000,000	1,011,478
Delaware Valley Regional Finance Authority, Revenue Bonds
Series B Insured: AMBAC
5.700%, due 7/1/27	380,000	403,698
Indiana County Industrial Development Authority, Revenue Bonds
Insured: BAM
5.000%, due 5/1/27	250,000	257,240
Lancaster County Hospital Authority, Revenue Bonds
5.000%, due 11/1/38	1,100,000	1,152,442
Lancaster Industrial Development Authority, Revenue Bonds
4.000%, due 7/1/31	90,000	85,464
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds
Series A Insured: AGC
4.328%, (0.670* 3 Month ICE LIBOR USD+0.60%), due 7/1/27(a)	110,000	109,124
Series B
5.000%, due 10/1/34	1,000,000	1,017,580
Pennsylvania Housing Finance Agency, Revenue Bonds
Series 141A
5.750%, due 10/1/53	835,000	878,210

See notes to financial statements.

Schedule of Investments — IQ MacKay Municipal Intermediate ETF (continued)

April 30, 2024

	Principal Amount	Value
Municipal Bonds (continued)
Pennsylvania (continued)
Pennsylvania Turnpike Commission, Revenue Bonds
Series A-1
5.000%, due 12/1/41	$ 2,000,000	$ 2,039,874
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue, Revenue Bonds
Series A
5.250%, due 12/1/44	500,000	523,241
Philadelphia Gas Works Co., Revenue Bonds
5.000%, due 10/1/30	1,435,000	1,475,136
Pittsburgh Water & Sewer Authority, Revenue Bonds
Series A Insured: AGM
5.000%, due 9/1/32	550,000	598,003
5.000%, due 9/1/36	1,285,000	1,443,491
		17,109,110
Puerto Rico — 0.1%
Puerto Rico Electric Power Authority, Revenue Bonds
Series PP Insured: NATL
5.000%, due 7/1/24	25,000	25,002
Puerto Rico Industrial Tourist Educational Medical & Envirml Ctl Facs Fing Auth, Revenue Bonds
5.000%, due 7/1/28	400,000	413,618
5.000%, due 7/1/31	500,000	530,894
		969,514
Rhode Island — 0.7%
Providence Public Building Authority, Revenue Bonds
Series B Insured: AGM
5.000%, due 6/15/32	250,000	266,305
Rhode Island Health and Educational Building Corp., Revenue Bonds
5.000%, due 5/15/25	500,000	503,619
Series F
5.500%, due 5/15/39	1,320,000	1,489,360
5.500%, due 5/15/41	180,000	200,075
Rhode Island Housing & Mortgage Finance Corp., Revenue Bonds
Series 77-A Insured: GNMA COLL
5.000%, due 10/1/28	350,000	370,986
Series A Insured: GNMA COLL
5.000%, due 10/1/41	1,000,000	1,043,935
Rhode Island Infrastructure Bank, Revenue Bonds
4.000%, due 10/1/34	650,000	673,692
		4,547,972
South Carolina — 1.8%
Patriots Energy Group Financing Agency, Revenue Bonds
Series B-2
5.458%, (SOFR + 1.90%), due 2/1/54(a)	6,000,000	6,163,107
South Carolina Public Service Authority, Revenue Bonds
Series B
5.000%, due 12/1/36	100,000	102,232
Series E Insured: AGM
5.250%, due 12/1/37	2,000,000	2,213,130
South Carolina State Housing Finance & Development Authority, Revenue Bonds
Insured: HUD SECT 202
5.000%, due 10/1/26(a)(b)	1,000,000	1,008,858

	Principal Amount	Value
Municipal Bonds (continued)
South Carolina (continued)
Spartanburg County School District No 4, General Obligation Bonds
Series A Insured: SCSDE
5.000%, due 3/1/42	$ 1,945,000	$ 2,108,293
		11,595,620
South Dakota — 0.0%(d)
Baltic School District No 49-1, General Obligation Bonds
Series 1 Insured: AGM
4.500%, due 12/1/38	300,000	311,446
Tennessee — 0.9%
Health Educational and Housing Facility Board of the City of Memphis/the, Revenue Bonds
Insured: FHA 221(D4) HUD SECT 8
5.000%, due 7/1/27(a)(b)	785,000	794,799
5.000%, due 7/1/27(a)(b)	520,000	526,599
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd, Revenue Bonds
4.000%, due 4/1/26(a)(b)	3,000,000	2,985,151
Metropolitan Government of Nashville & Davidson County TN Electric Revenue, Revenue Bonds
Series A
5.000%, due 5/15/42	1,000,000	1,032,874
Tennessee Energy Acquisition Corp., Revenue Bonds
Series B
5.625%, due 9/1/26	500,000	505,134
		5,844,557
Texas — 14.7%
Alamito Public Facility Corp., Revenue Bonds
Insured: FHA 221(D4)
3.500%, due 9/1/25(a)(b)	4,000,000	3,983,143
Insured: HUD SECT 8
5.000%, due 8/1/44(a)(b)	1,000,000	1,014,720
Insured: HUD SECT 8 FHA 221(D4)
3.500%, due 9/1/25(a)(b)	4,000,000	3,987,713
Allen Independent School District, General Obligation Bonds
Insured: PSF-GTD
5.000%, due 2/15/35	2,515,000	2,580,894
Arlington Higher Education Finance Corp., Revenue Bonds
Series A Insured: PSF-GTD
5.000%, due 8/15/32	2,200,000	2,439,907
Arlington Independent School District, General Obligation Bonds
Insured: PSF-GTD
5.000%, due 2/15/39	1,500,000	1,521,091
Barbers Hill Independent School District, General Obligation Bonds
Insured: PSF-GTD
4.000%, due 2/15/41	1,000,000	1,008,330
City of Alvin TX Water & Sewer System Revenue, Revenue Bonds
Insured: AGM
5.000%, due 2/1/27	1,225,000	1,275,327
City of Amarillo TX Waterworks & Sewer System Revenue, Revenue Bonds
4.000%, due 4/1/41	1,360,000	1,347,875
City of Arlington TX Special Tax Revenue, Special Tax
Series A Insured: AGM
5.000%, due 2/15/43	250,000	257,463
City of Austin TX, General Obligation Bonds
5.000%, due 9/1/34	1,300,000	1,304,349

See notes to financial statements.

Schedule of Investments — IQ MacKay Municipal Intermediate ETF (continued)

April 30, 2024

	Principal Amount	Value
Municipal Bonds (continued)
Texas (continued)
City of Austin TX Airport System Revenue, Revenue Bonds
Series A
5.000%, due 11/15/46	$ 1,000,000	$ 1,012,604
City of Austin TX Electric Utility Revenue, Revenue Bonds
Series A
5.000%, due 11/15/45	1,455,000	1,472,523
City of College Station TX, General Obligation Bonds
2.125%, due 2/15/39	1,020,000	715,184
City of Fort Worth TX, General Obligation Bonds
2.000%, due 3/1/40	500,000	333,300
City of Georgetown TX Utility System Revenue, Revenue Bonds
Insured: AGM
5.000%, due 8/15/26	1,000,000	1,034,264
City of Houston TX Combined Utility System Revenue, Revenue Bonds
Series B
5.000%, due 11/15/35	2,000,000	2,067,123
City of San Antonio TX Electric & Gas Systems Revenue, Revenue Bonds
Series A
5.000%, due 2/1/44	1,035,000	1,074,617
City of Temple TX, Tax Allocation
Series A Insured: BAM
5.000%, due 8/1/27	125,000	130,488
Clifton Higher Education Finance Corp., Revenue Bonds
Insured: PSF-GTD
3.000%, due 8/15/34	180,000	165,311
3.000%, due 8/15/35	250,000	226,397
County of Bexar TX, General Obligation Bonds
5.000%, due 6/15/49	1,000,000	1,068,488
County of Parker TX, General Obligation Bonds
5.000%, due 2/15/42	6,625,000	6,765,800
Dallas College, General Obligation Bonds
3.000%, due 2/15/28	1,575,000	1,563,326
5.000%, due 2/15/36	1,250,000	1,269,618
Dallas Independent School District, General Obligation Bonds
Insured: PSF-GTD
2.000%, due 2/15/42	1,500,000	979,973
Del Valle Independent School District TX, General Obligation Bonds
Insured: PSF-GTD
2.000%, due 6/15/39	1,000,000	695,629
Edinburg Consolidated Independent School District, General Obligation Bonds
Insured: PSF-GTD
5.000%, due 2/15/35	1,235,000	1,258,117
Forney Independent School District, General Obligation Bonds
Insured: BAM
4.580%, due 8/15/41(c)	255,000	86,222
Georgetown Independent School District, General Obligation Bonds
Insured: PSF-GTD
3.000%, due 8/15/41	2,670,000	2,213,760
Grand Parkway Transportation Corp., Revenue Bonds
4.000%, due 10/1/37	750,000	759,910
Greater Greenspoint Redevelopment Authority, Tax Allocation
Insured: AGM
4.000%, due 9/1/32	350,000	361,327
4.000%, due 9/1/33	370,000	380,931

	Principal Amount	Value
Municipal Bonds (continued)
Texas (continued)
Greater Texoma Utility Authority, Revenue Bonds
Insured: AGM
5.000%, due 10/1/36	$ 2,485,000	$ 2,710,203
Guadalupe-Blanco River Authority, Revenue Bonds
Insured: BAM
6.000%, due 8/15/42	1,980,000	2,216,450
Harris County Flood Control District, Revenue Bonds
Series A
4.000%, due 10/1/38	1,265,000	1,242,057
Harris County Hospital District, Revenue Bonds
5.000%, due 2/15/25	2,730,000	2,751,544
Harris County Municipal Utility District No 423, General Obligation Bonds
Series A Insured: BAM
6.500%, due 4/1/28	300,000	322,817
6.500%, due 4/1/29	325,000	350,200
Harris County Municipal Utility District No 43, General Obligation Bonds
Insured: AGM
6.250%, due 9/1/32	2,010,000	2,247,115
Harris County Municipal Utility District No 489, General Obligation Bonds
Series A Insured: AGM
6.500%, due 9/1/29	1,000,000	1,107,212
Harris County Water Control & Improvement District No 159, General Obligation Bonds
Insured: BAM
6.375%, due 9/1/30	1,600,000	1,790,451
Hays Consolidated Independent School District, General Obligation Bonds
Insured: PSF-GTD
4.000%, due 2/15/43	1,000,000	987,218
Housing Synergy PFC, Revenue Bonds
Insured: FHA 221(D4) HUD SECT 8
5.000%, due 2/1/27(a)(b)	1,000,000	1,012,748
Houston Higher Education Finance Corp., Revenue Bonds
Series A Insured: PSF-GTD
4.000%, due 2/15/39	1,915,000	1,810,592
Hutto Independent School District, General Obligation Bonds
Insured: PSF-GTD
5.000%, due 8/1/27	355,000	373,718
Laredo Independent School District, General Obligation Bonds
Insured: PSF-GTD
5.000%, due 8/1/29	650,000	709,643
Matagorda County Navigation District No 1, Revenue Bonds
2.600%, due 11/1/29	1,000,000	899,296
Series 2
4.000%, due 6/1/30	1,020,000	1,004,902
Mesquite Independent School District, General Obligation Bonds
Series A Insured: PSF-GTD
4.000%, due 8/15/36	1,590,000	1,599,970
Montgomery County Municipal Utility District No 95, General Obligation Bonds
Insured: BAM
5.000%, due 9/1/41	560,000	570,421
North Texas Tollway Authority, Revenue Bonds
Series A
5.250%, due 1/1/38	1,000,000	1,120,211
Series B
5.000%, due 1/1/45	1,300,000	1,303,683

See notes to financial statements.

Schedule of Investments — IQ MacKay Municipal Intermediate ETF (continued)

April 30, 2024

	Principal Amount	Value
Municipal Bonds (continued)
Texas (continued)
Northwest Independent School District, General Obligation Bonds
Insured: PSF-GTD
5.000%, due 2/15/40	$ 350,000	$ 382,731
5.000%, due 2/15/41	400,000	435,263
Pecos Barstow Toyah Independent School District, General Obligation Bonds
Insured: PSF-GTD
5.000%, due 2/15/35	1,000,000	1,061,009
5.000%, due 2/15/39	2,000,000	2,051,708
5.000%, due 2/15/41	1,500,000	1,534,881
Rankin Independent School District, General Obligation Bonds
Insured: PSF-GTD
5.000%, due 2/15/33	1,000,000	1,000,524
Sabine-Neches Navigation District, General Obligation Bonds
5.250%, due 2/15/37	1,000,000	1,099,165
5.250%, due 2/15/41	2,000,000	2,156,440
State of Texas, General Obligation Bonds
Series A
5.000%, due 4/1/35	1,000,000	1,031,080
Series B
5.000%, due 10/1/36	3,000,000	3,043,922
Texas Municipal Gas Acquisition and Supply Corp. II, Revenue Bonds
Series C
4.380%, (0.66* 3 Month SOFR + 0.86%), due 9/15/27(a)	1,850,000	1,845,432
Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds
4.000%, due 6/30/33	500,000	509,654
Texas Public Finance Authority, Revenue Bonds
Insured: BAM
5.000%, due 5/1/31	1,500,000	1,611,063
Texas State Technical College, Revenue Bonds
Insured: AGM
5.000%, due 8/1/25	1,450,000	1,472,798
Texas Water Development Board, Revenue Bonds
5.000%, due 10/15/47	500,000	533,310
Series A
5.000%, due 10/15/43	2,000,000	2,080,494
Uptown Development Authority, Tax Allocation
Series A
5.000%, due 9/1/35	500,000	502,857
Willis Independent School District, General Obligation Bonds
Insured: PSF-GTD
2.000%, due 2/15/40	920,000	620,307
		95,458,813
Utah — 2.8%
Canyons School District, General Obligation Bonds
Series A Insured: SCH BD GTY
1.500%, due 6/15/35	1,830,000	1,325,291
County of Salt Lake UT, General Obligation Bonds
Series B
2.300%, due 12/15/28	1,325,000	1,236,362
County of Utah UT, Revenue Bonds
Series A
5.000%, due 5/15/45	1,000,000	1,000,352
Series B
5.000%, due 5/15/46	2,070,000	2,098,732

	Principal Amount	Value
Municipal Bonds (continued)
Utah (continued)
Intermountain Power Agency, Revenue Bonds
Series A
5.000%, due 7/1/29	$ 750,000	$ 822,182
5.000%, due 7/1/30	500,000	557,702
5.000%, due 7/1/41	1,000,000	1,084,347
State of Utah, General Obligation Bonds
Series B
3.539%, due 7/1/25	2,557,184	2,527,745
Utah Associated Municipal Power Systems, Revenue Bonds
Series A
5.000%, due 9/1/31	500,000	530,916
Utah Charter School Finance Authority, Revenue Bonds
Insured: BAM-TCRS UT CSCE
4.000%, due 4/15/40	250,000	235,897
Utah Housing Corp., Revenue Bonds
Insured: FHLMC COLL
3.400%, due 7/1/30	3,000,000	2,819,491
Series A Insured: GNMA/FNMA/FHLMC
6.500%, due 1/1/54	2,250,000	2,466,475
Utah Infrastructure Agency, Revenue Bonds
3.000%, due 10/15/24	520,000	515,270
5.000%, due 10/15/32	100,000	103,747
5.500%, due 10/15/33	1,000,000	1,081,756
		18,406,265
Vermont — 0.1%
City of Burlington VT Airport Revenue, Revenue Bonds
Series A
5.000%, due 7/1/26	605,000	614,647
Virginia — 2.4%
Arlington County Industrial Development Authority, Revenue Bonds
5.000%, due 1/1/26	1,250,000	1,268,508
Chesapeake Redevelopment & Housing Authority, Revenue Bonds
Insured: FHA 221(D4)
5.000%, due 6/1/26(a)(b)	2,000,000	2,013,563
City of Harrisonburg VA, General Obligation Bonds
Series A Insured: ST AID WITHHLDG
1.750%, due 7/15/35	2,500,000	1,901,395
City of Newport News VA Water Revenue, Revenue Bonds
1.750%, due 7/15/36	3,080,000	2,261,122
County of Fairfax VA, General Obligation Bonds
Series A Insured: ST AID WITHHLDG
4.000%, due 10/1/28	655,000	661,031
Isle Wight County Industrial Development Authority, Revenue Bonds
Insured: AGM
5.000%, due 7/1/37	1,000,000	1,079,249
5.000%, due 7/1/38	600,000	643,941
James City County Economic Development Authority, Revenue Bonds
Insured: FHA 221(D4)
5.000%, due 2/1/26(a)(b)	1,000,000	1,002,739
Norfolk Airport Authority, Revenue Bonds
5.000%, due 7/1/28	150,000	159,606
Virginia Public Building Authority, Revenue Bonds
Series A
5.000%, due 8/1/29	2,000,000	2,035,654

See notes to financial statements.

Schedule of Investments — IQ MacKay Municipal Intermediate ETF (continued)

April 30, 2024

	Principal Amount	Value
Municipal Bonds (continued)
Virginia (continued)
Williamsburg Economic Development Authority, Revenue Bonds
Series A Insured: AGM
4.000%, due 7/1/42	$ 1,000,000	$ 967,066
Wise County Industrial Development Authority, Revenue Bonds
Series A
0.750%, due 10/1/40(a)(b)	1,500,000	1,402,519
		15,396,393
Washington — 1.8%
County of King WA Sewer Revenue, Revenue Bonds
Series A
4.000%, (Municipal Swap Index + 0.23%), due 1/1/40(a)	3,000,000	2,968,445
Series B
5.000%, due 7/1/36	1,000,000	1,026,087
Energy Northwest, Revenue Bonds
Series A
5.000%, due 7/1/38	1,000,000	1,012,942
Franklin County School District No 1 Pasco, General Obligation Bonds
Insured: SCH BD GTY
5.500%, due 12/1/40	2,000,000	2,275,341
Port of Seattle WA, Revenue Bonds
Series A
5.000%, due 4/1/32	1,000,000	1,003,745
Seattle Housing Authority, Revenue Bonds
1.000%, due 6/1/26	270,000	251,274
Spokane Public Facilities District, Revenue Bonds
5.000%, due 12/1/35	535,000	542,641
State of Washington, General Obligation Bonds
Series 2020A
5.000%, due 8/1/42	845,000	896,660
Series R
5.000%, due 7/1/41	1,420,000	1,572,803
		11,549,938
West Virginia — 0.7%
West Virginia Economic Development Authority, Revenue Bonds
Series A
3.375%, due 3/1/40(a)(b)	1,000,000	985,034
West Virginia Hospital Finance Authority, Revenue Bonds
5.000%, due 9/1/39	1,500,000	1,513,040
Series B Insured: AGM
5.125%, due 9/1/42	1,250,000	1,352,001
West Virginia Parkways Authority, Revenue Bonds
5.000%, due 6/1/43	860,000	893,829
		4,743,904
Wisconsin — 1.9%
Hudson School District, General Obligation Bonds
2.250%, due 3/1/27	500,000	473,681
Monroe School District, General Obligation Bonds
Insured: AGM
5.000%, due 3/1/36	860,000	940,935
Public Finance Authority, Revenue Bonds
4.000%, due 10/1/24	35,000	34,900
4.000%, due 10/1/30	265,000	264,992
4.000%, due 10/1/31	390,000	389,741
4.000%, due 10/1/32	390,000	389,713
4.000%, due 10/1/33	420,000	419,335

	Principal Amount	Value
Municipal Bonds (continued)
Wisconsin (continued)
4.000%, due 10/1/34	$ 390,000	$ 389,002
5.000%, due 3/1/41	1,000,000	1,012,869
5.000%, due 3/1/46	3,000,000	3,023,351
Wisconsin Health & Educational Facilities Authority, Revenue Bonds
Insured: AGM
5.000%, due 2/15/33	425,000	454,262
Wisconsin Housing & Economic Development Authority, Revenue Bonds
Series A Insured: HUD SECT 8
5.000%, due 12/1/27(a)(b)	3,500,000	3,566,371
Wisconsin Housing & Economic Development Authority Home Ownership Revenue, Revenue Bonds
Series A Insured: GNMA/FNMA/FHLMC
3.625%, due 3/1/34	1,000,000	975,658
Wisconsin Housing & Economic Development Authority Housing Revenue, Revenue Bonds
Series B Insured: HUD SECT 8
0.500%, due 11/1/50(a)(b)	235,000	228,845
		12,563,655
Wyoming — 0.5%
Sweetwater County 2023 Specific Purpose Tax Joint Powers Board, Revenue Bonds
Insured: AGM-CR
5.000%, due 6/15/28	3,000,000	3,198,105
Total Municipal Bonds
(Cost $641,193,120)		640,434,758
	Shares
Short-Term Investment — 0.7%
Money Market Fund — 0.7%
Dreyfus Tax Exempt Cash Management, Institutional Shares, 3.57%(e)
(Cost $4,782,827)	4,783,306	4,782,827
Total Investments — 99.2% (Cost $646,953,585)		646,189,336
Other Assets and Liabilities, Net — 0.8%		5,075,179
Net Assets — 100%		$651,264,515

(a)Variable rate securities that may be tendered back to the issuer at any time prior to maturity at par. Rate shown is the rate in effect as of April 30, 2024.

(b)Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions.

(c)The security was issued on a discount basis with no stated coupon rate. Rate shown reflects the effective yield.

(d)Less than 0.05%.

(e)Reflects the 7-day yield at April 30, 2024.

See notes to financial statements.

Schedule of Investments — IQ MacKay Municipal Intermediate ETF (continued)

April 30, 2024

Abbreviations
AGC	- Assured Guaranty Corp.
AGM	- Assured Guaranty Municipal Corp.
AMBAC	- Ambac Assurance Corp.
BAM	- Build America Mutual Assurance Co.
CR	- Custodial Receipts
GTD	- Guaranteed.
HUD SECT 8	- Housing and Urban Development Section 8.
ICE LIBOR	- Intercontinental Exchange London Interbank Offered Rate.
MSD	- Metropolitan School District
NATL	- National Public Finance Guarantee Corp.
PSF-GTD	- Permanent School Fund Guaranteed.
Q-SBLF	- Qualified School Bond Loan Fund
SCH BD GTY	- School Bond Guaranty Program
SCSDE	- South Carolina Department of Education
SD CRED PROG	- School District Credit Enhancement Program
SOFR	- Secured Financing Overnight Rate
ST AID WITHHLDG	- State Aid Withholding
ST HGR ED INTERCEPT PROG	- State Higher Education Intercept Program
ST INTERCEPT	- State Tax Intercept
TCRS	- Transferable Custodial Receipts
UT CSCE	- Utah Charter School Credit Enhancement

The following is a summary of the inputs used to value the Fund’s investments as of April 30, 2024. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 2.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(f)
Commercial Mortgage-Backed Security	$—	$971,751	$—	$971,751
Municipal Bonds	—	640,434,758	—	640,434,758
Short-Term Investment:
Money Market Fund	4,782,827	—	—	4,782,827
Total Investments in Securities	$4,782,827	$641,406,509	$—	$646,189,336

(f)For a complete listing of investments and their states, see the Schedule of Investments.

For the year ended April 30, 2024, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy. (See Note 2)

See notes to financial statements.

Schedule of Investments — IQ MacKay California Municipal Intermediate ETF

April 30, 2024

	Principal Amount	Value
Municipal Bonds — 93.9%
California — 78.7%
Alhambra Unified School District, General Obligation Bonds
Series B
5.250%, due 8/1/40	$500,000	$573,730
California Community Choice Financing Authority, Revenue Bonds
5.500%, due 10/1/54(a)(b)	1,000,000	1,084,171
Series B-1
4.000%, due 2/1/52(a)(b)	1,000,000	988,023
California Community College Financing Authority, Revenue Bonds
5.000%, due 5/1/38	400,000	407,096
California Health Facilities Financing Authority, Revenue Bonds
Series A
5.000%, due 11/1/42	600,000	669,366
California Infrastructure & Economic Development Bank, Revenue Bonds
3.950%, due 1/1/50(a)(b)	750,000	749,968
California Municipal Finance Authority, Revenue Bonds
Series A
4.375%, due 9/1/53(a)(b)	500,000	513,362
5.250%, due 8/15/53	500,000	509,888
California Public Finance Authority, Revenue Bonds
Series A
4.000%, due 7/15/36	500,000	523,217
California School Finance Authority, Revenue Bonds
5.000%, due 8/1/46	350,000	344,524
California Statewide Communities Development Authority, Revenue Bonds
Series A
5.000%, due 3/1/35	500,000	510,109
Campbell Union School District, General Obligation Bonds
4.000%, due 8/1/42	315,000	321,087
Centinela Valley Union High School District, General Obligation Bonds
Insured: BAM
4.000%, due 8/1/41	500,000	485,799
City & County of San Francisco CA, General Obligation Bonds
Series D1
4.000%, due 6/15/40	355,000	361,266
City of Long Beach CA Airport System Revenue, Revenue Bonds
Series A Insured: AGM
5.000%, due 6/1/32	200,000	232,518
5.000%, due 6/1/37	300,000	340,278
Series B Insured: AGM
5.000%, due 6/1/32	200,000	232,518
City of Los Angeles Department of Airports, Revenue Bonds
Series A
5.000%, due 5/15/34	1,000,000	1,010,372
City of Newport Beach CA, Special Assessment
Series A
4.125%, due 9/2/38	625,000	617,893
City of Riverside CA Electric Revenue, Revenue Bonds
Series A
5.000%, due 10/1/38	210,000	242,299
City of Victorville CA Electric Revenue, Revenue Bonds
Series A
5.000%, due 5/1/38	1,000,000	1,088,435
Compton Unified School District, General Obligation Bonds
Series B Insured: BAM
5.000%, due 6/1/29	750,000	797,475

	Principal Amount	Value
Municipal Bonds (continued)
California (continued)
Foothill-Eastern Transportation Corridor Agency, Revenue Bonds
Series A Insured: AGM
5.500%, due 1/15/31	$ 500,000	$ 570,931
Kern Community College District, General Obligation Bonds
Series D
5.000%, due 8/1/32	625,000	735,037
Los Angeles Unified School District, General Obligation Bonds
Series A
5.000%, due 7/1/26	500,000	518,274
Modesto Irrigation District, Revenue Bonds
Series A
5.000%, due 10/1/40	1,000,000	1,019,454
Municipal Improvement Corp. of Los Angeles, Revenue Bonds
Series A
5.000%, due 5/1/42	500,000	561,363
Norman Y Mineta San Jose International Airport SJC, Revenue Bonds
Series A Insured: BAM
4.000%, due 3/1/34	500,000	506,106
Novato Unified School District, General Obligation Bonds
Series C
2.000%, due 8/1/36	500,000	394,345
Palo Alto Unified School District, General Obligation Bonds
3.250%, due 7/1/35	485,000	457,260
River Islands Public Financing Authority, Special Tax
Series A-1 Insured: AGM
5.000%, due 9/1/30	350,000	387,893
5.000%, due 9/1/42	500,000	540,549
Romoland School District, Special Tax
5.000%, due 9/1/46	370,000	374,123
San Diego County Regional Airport Authority, Revenue Bonds
Series B
5.250%, due 7/1/36	500,000	560,127
San Francisco City & County Airport Comm-San Francisco International Airport, Revenue Bonds
Series E
5.000%, due 5/1/36	500,000	527,608
San Mateo Union High School District, General Obligation Bonds
Series B
4.000%, due 9/1/34	455,000	475,991
		20,232,455
Guam — 11.5%
Guam Power Authority, Revenue Bonds
Series A
5.000%, due 10/1/33	1,000,000	1,030,571
Territory of Guam, Revenue Bonds
Series D
5.000%, due 11/15/27	585,000	592,614
Series F
5.000%, due 1/1/30	1,250,000	1,317,717
		2,940,902
Puerto Rico — 3.7%
Commonwealth of Puerto Rico, General Obligation Bonds
Series A1
4.000%, due 7/1/35	251,878	243,701
5.625%, due 7/1/29	500,000	538,797

See notes to financial statements.

Schedule of Investments — IQ MacKay California Municipal Intermediate ETF (continued)

April 30, 2024

	Principal Amount	Value
Municipal Bonds (continued)
Puerto Rico (continued)
Commonwealth of Puerto Rico, Notes
0.000%, due 11/1/51(a)(b)	$ 103,239	$ 41,167
University of Puerto Rico, Revenue Bonds
Series P Insured: NATL-IBC
5.000%, due 6/1/25	120,000	120,124
		943,789
Total Municipal Bonds
(Cost $23,661,741)		24,117,146
	Shares
Short-Term Investment — 6.3%
Money Market Fund — 6.3%
Dreyfus Tax Exempt Cash Management, Institutional Shares, 3.57%(c)
(Cost $1,632,149)	1,632,387	1,632,149
Total Investments — 100.2% (Cost $25,293,890)		25,749,295
Other Assets and Liabilities, Net — (0.2)%		(46,006)
Net Assets — 100%		$25,703,289

(a)Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions.

(b)Variable rate securities that may be tendered back to the issuer at any time prior to maturity at par. Rate shown is the rate in effect as of April 30, 2024.

(c)Reflects the 7-day yield at April 30, 2024.

Abbreviations
AGM	- Assured Guaranty Municipal Corp.
BAM	- Build America Mutual Assurance Co.
IBC	- Insured Bond Certificate
NATL	- National Public Finance Guarantee Corp.

The following is a summary of the inputs used to value the Fund’s investments as of April 30, 2024. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 2.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(d)
Municipal Bonds	$—	$24,117,146	$—	$24,117,146
Short-Term Investment:
Money Market Fund	1,632,149	—	—	1,632,149
Total Investments in Securities	$1,632,149	$24,117,146	$—	$25,749,295

(d)For a complete listing of investments and their states, see the Schedule of Investments.

For the year ended April 30, 2024, the fund did not have any transfers into or out of level 3 within the fair value hierarchy. (See Note 2)

See notes to financial statements.

Schedule of Investments — IQ CBRE Real Assets ETF

April 30, 2024

	Shares	Value
Common Stocks — 99.7%
Communications — 1.5%
Cellnex Telecom SA	732	$24,303
Infrastrutture Wireless Italiane SpA	2,256	24,315
NETLINK NBN TRUST	37,088	23,252
Total Communications		71,870
Data Center — 3.6%
Digital Realty Trust, Inc.	511	70,916
Equinix, Inc.	143	101,689
Total Data Center		172,605
Diversified — 5.8%
Activia Properties, Inc.	5	12,471
HMC Capital Ltd.	2,441	10,160
Japan Metropolitan Fund Invest	53	32,130
KDX Realty Investment Corp.	28	27,739
Land Securities Group PLC	3,597	29,298
LondonMetric Property PLC	14,877	36,623
Mapletree Pan Asia Commercial Trust	18,300	16,908
Merlin Properties Socimi SA	1,666	18,901
Orix JREIT, Inc.	20	21,161
Sino Land Co., Ltd.	23,373	25,133
Stockland	8,848	25,567
Swire Properties Ltd.	11,994	24,997
Total Diversified		281,088
Health Care — 5.8%
Alexandria Real Estate Equities, Inc.	512	59,325
Chartwell Retirement Residences	2,279	20,719
Healthpeak Properties, Inc.	2,116	39,379
Welltower, Inc.	1,692	161,214
Total Health Care		280,637
Hotels — 3.5%
Host Hotels & Resorts, Inc.	3,828	72,234
Hyatt Hotels Corp., Class A	187	27,824
Japan Hotel REIT Investment Corp.	32	16,878
Pandox AB	603	9,472
Park Hotels & Resorts, Inc.	1,793	28,921
Sunstone Hotel Investors, Inc.	1,585	16,167
Total Hotels		171,496
Industrial — 4.7%
CapitaLand Ascendas REIT	27,616	52,650
Frasers Logistics & Commercial Trust	31,976	23,330
GLP J-Reit	25	20,414
Goodman Group	1,342	27,615
LaSalle Logiport REIT	13	13,077
Montea NV	174	14,996
Rexford Industrial Realty, Inc.	1,744	74,661
Total Industrial		226,743
Malls — 8.5%
Klepierre SA	1,642	44,349
Scentre Group	39,399	81,356
Simon Property Group, Inc.	1,616	227,097
Tanger, Inc.	760	21,546
Unibail-Rodamco-Westfield*	429	36,000
Total Malls		410,348
Midstream/Pipelines — 6.6%
Enbridge, Inc.	2,686	95,702
Kinder Morgan, Inc.	1,040	19,011
Pembina Pipeline Corp.	988	34,836

	Shares	Value
Common Stocks (continued)
Midstream/Pipelines (continued)
Plains GP Holdings LP, Class A*	3,339	$ 60,803
Targa Resources Corp.	950	108,357
Total Midstream/Pipelines		318,709
Net Lease — 4.2%
Broadstone Net Lease, Inc.	839	12,216
Four Corners Property Trust, Inc.	417	9,778
Realty Income Corp.	3,396	181,822
Total Net Lease		203,816
Office Buildings — 0.7%
Highwoods Properties, Inc.	680	17,816
Keppel REIT	25,800	16,648
Total Office Buildings		34,464
Residential — 5.2%
American Homes 4 Rent, Class A	1,583	56,671
Boardwalk Real Estate Investment Trust	212	10,936
Elme Communities	2,445	37,066
Grand City Properties SA*	878	9,811
Kojamo OYJ*	898	9,986
Sun Communities, Inc.	576	64,120
TAG Immobilien AG*	1,970	28,205
UDR, Inc.	897	34,158
Total Residential		250,953
Shopping Centers — 3.1%
Acadia Realty Trust	1,316	22,741
AEON REIT Investment Corp.	13	11,409
Brixmor Property Group, Inc.	1,661	36,708
Link REIT	15,819	68,464
RioCan Real Estate Investment Trust	1,043	13,240
Total Shopping Centers		152,562
Storage — 5.6%
Big Yellow Group PLC	880	11,900
CubeSmart	1,007	40,723
Public Storage	842	218,457
Total Storage		271,080
Towers — 2.3%
American Tower Corp.	223	38,258
Crown Castle, Inc.	765	71,742
Total Towers		110,000
Transportation — 14.1%
Aena SME SA	152	27,890
Atlas Arteria Ltd.	19,737	66,516
Canadian National Railway Co.	655	79,662
China Merchants Port Holdings Co., Ltd.	28,661	37,965
CSX Corp.	4,462	148,228
Eiffage SA	389	41,719
Ferrovial SE	1,202	43,441
Flughafen Zürich AG	103	20,686
Getlink SE	1,441	24,653
Grupo Aeroportuario del Pacifico SAB de CV, Class B	4,578	83,835
Jiangsu Expressway Co., Ltd., Class H	24,777	24,393
Transurban Group	3,523	28,687
West Japan Railway Co.	2,808	53,425
Total Transportation		681,100

See notes to financial statements.

Schedule of Investments — IQ CBRE Real Assets ETF (continued)

April 30, 2024

	Shares	Value
Common Stocks (continued)
Utilities — 24.5%
AES Corp. (The)	2,941	$ 52,644
ALLETE, Inc.	439	25,998
Atmos Energy Corp.(a)	423	49,872
Chesapeake Utilities Corp.	383	40,548
China Gas Holdings Ltd.	18,648	17,548
China Resources Gas Group Ltd.	4,088	12,936
Chubu Electric Power Co., Inc.	1,992	25,633
CLP Holdings Ltd.	6,844	53,991
CMS Energy Corp.	1,222	74,065
DTE Energy Co.	568	62,662
Emera, Inc.	520	17,574
Enel SpA	4,556	30,111
Essential Utilities, Inc.	1,067	39,031
Eversource Energy	646	39,160
Kansai Electric Power Co., Inc. (The)	1,840	27,577
National Grid PLC	6,676	87,606
NextEra Energy, Inc.	2,232	149,477
OGE Energy Corp.	1,063	36,833
Pennon Group PLC	2,069	17,241
PG&E Corp.	2,887	49,397
Portland General Electric Co.	392	16,946
PPL Corp.	2,187	60,055
Sempra	354	25,357
Severn Trent PLC	555	17,144

	Shares	Value
Common Stocks (continued)
Utilities (continued)
WEC Energy Group, Inc.	1,486	$ 122,803
Xcel Energy, Inc.	663	35,623
Total Utilities		1,187,832
Total Common Stocks
(Cost $4,897,886)		4,825,303

Short-Term Investment — 0.3%
Money Market Fund — 0.3%
BlackRock Liquidity FedFund, 5.18%(b)
(Cost $13,854)	13,854	13,854
Total Investments — 100.0% (Cost $4,911,740)		4,839,157
Other Assets and Liabilities, Net — 0.0%(c)		(2,073)
Net Assets — 100%		$4,837,084

*Non-income producing securities.

(a)All or a portion of the security was on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The aggregate market value of securities on loan was $48,811; total market value of collateral held consisted of non-cash U.S. Treasury securities collateral having a value of $50,102.

(b)Reflects the 7-day yield at April 30, 2024.

(c)Less than 0.05%.

The following is a summary of the inputs used to value the Fund’s investments as of April 30, 2024. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 2.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(d)
Common Stocks	$4,825,303	$—	$—	$4,825,303
Short-Term Investment:
Money Market Fund	13,854	—	—	13,854
Total Investments in Securities	$4,839,157	$—	$—	$4,839,157

(d)For a complete listing of investments and their industries, see the Schedule of Investments.

For the year ended April 30, 2024, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy. (See Note 2)

See notes to financial statements.

Schedule of Investments — IQ Winslow Large Cap Growth ETF

April 30, 2024

	Shares	Value
Common Stocks — 99.7%
Communication Services — 14.2%
Alphabet, Inc., Class A*	6,757	$1,099,905
Alphabet, Inc., Class C*	5,780	951,619
Meta Platforms, Inc., Class A	2,397	1,031,118
Netflix, Inc.*	674	371,131
Spotify Technology SA*	1,410	395,420
Total Communication Services		3,849,193

Consumer Discretionary — 14.5%
Amazon.com, Inc.*	13,617	2,382,975
Booking Holdings, Inc.	121	417,696
Chipotle Mexican Grill, Inc.*	126	398,109
Hilton Worldwide Holdings, Inc.	1,421	280,335
O’Reilly Automotive, Inc.*	451	456,980
Total Consumer Discretionary		3,936,095

Consumer Staples — 1.0%
Costco Wholesale Corp.	365	263,859

Financials — 4.9%
KKR & Co., Inc.	5,233	487,035
Mastercard, Inc., Class A	902	406,982
Visa, Inc., Class A(a)	1,619	434,880
Total Financials		1,328,897

Health Care — 11.4%
Abbott Laboratories	2,680	284,000
Boston Scientific Corp.*	4,652	334,339
Edwards Lifesciences Corp.*	5,318	450,275
Eli Lilly & Co.	668	521,775
IDEXX Laboratories, Inc.*	763	375,976
Intuitive Surgical, Inc.*	1,910	707,884
UnitedHealth Group, Inc.	859	415,498
Total Health Care		3,089,747

Industrials — 9.0%
AMETEK, Inc.	1,504	262,689
General Electric Co.	1,830	296,130
Old Dominion Freight Line, Inc.	1,490	270,748
Parker-Hannifin Corp.	832	453,365
Trane Technologies PLC	1,520	482,357
Uber Technologies, Inc.*	6,132	406,368
Vertiv Holdings Co., Class A	3,010	279,930
Total Industrials		2,451,587

	Shares	Value
Common Stocks (continued)
Information Technology — 43.6%
Adobe, Inc.*	1,506	$697,022
Advanced Micro Devices, Inc.*	995	157,588
Apple, Inc.	8,760	1,492,091
ASML Holding NV	392	342,008
Broadcom, Inc.	673	875,082
Intuit, Inc.	839	524,895
Lam Research Corp.	552	493,714
Microsoft Corp.	8,674	3,377,048
NVIDIA Corp.	2,409	2,081,424
Salesforce, Inc.	2,571	691,445
ServiceNow, Inc.*	608	421,545
Synopsys, Inc.*	664	352,312
Workday, Inc., Class A*	1,248	305,423
Total Information Technology		11,811,597

Materials — 1.1%
Linde PLC	649	286,183

Total Common Stocks
(Cost $19,872,323)		27,017,158

Short-Term Investment — 0.4%
Money Market Fund — 0.4%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 5.27%(b)
(Cost $116,615)	116,615	$116,615

Total Investments — 100.1% (Cost $19,988,938)		27,133,773
Other Assets and Liabilities, Net — (0.1)%		(14,977)
Net Assets — 100%		$27,118,796

*Non-income producing securities.

(a)All or a portion of the security was on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The aggregate market value of securities on loan was $426,015; total market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $439,777.

(b)Reflects the 7-day yield at April 30, 2024.

The following is a summary of the inputs used to value the Fund’s investments as of April 30, 2024. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 2.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(c)
Common Stocks	$27,017,158	$—	$—	$27,017,158
Short-Term Investment:
Money Market Fund	116,615	—	—	116,615
Total Investments in Securities	$27,133,773	$—	$—	$27,133,773

(c)For a complete listing of investments and their industries, see the Schedule of Investments.

For the year ended April 30, 2024, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy. (See Note 2)

See notes to financial statements.

Schedule of Investments — IQ Winslow Focused Large Cap Growth ETF

April 30, 2024

	Shares	Value
Common Stocks — 99.8%
Communication Services — 11.0%
Alphabet, Inc., Class C*	2,769	$455,888
Meta Platforms, Inc., Class A	761	327,359
Netflix, Inc.*	334	183,914
Total Communication Services		967,161
Consumer Discretionary — 18.3%
Amazon.com, Inc.*	4,114	719,950
Booking Holdings, Inc.	60	207,122
Chipotle Mexican Grill, Inc.*	78	246,449
Hilton Worldwide Holdings, Inc.	919	181,300
O’Reilly Automotive, Inc.*	255	258,381
Total Consumer Discretionary		1,613,202
Consumer Staples — 3.0%
Costco Wholesale Corp.	360	260,244
Financials — 5.7%
KKR & Co., Inc.	2,152	200,287
Mastercard, Inc., Class A	664	299,597
Total Financials		499,884
Health Care — 10.4%
Edwards Lifesciences Corp.*	3,027	256,296
Intuitive Surgical, Inc.*	859	318,363
UnitedHealth Group, Inc.	699	338,106
Total Health Care		912,765
Industrials — 6.3%
Parker-Hannifin Corp.	491	267,551
Trane Technologies PLC	916	290,683
Total Industrials		558,234

	Shares	Value
Common Stocks (continued)
Information Technology — 41.8%
Analog Devices, Inc.	1,360	$ 272,830
Apple, Inc.	2,042	347,814
ASML Holding NV	220	191,943
Broadcom, Inc.	291	378,379
Intuit, Inc.	366	228,977
Microsoft Corp.	2,560	996,685
NVIDIA Corp.	818	706,768
ServiceNow, Inc.*	289	200,372
Synopsys, Inc.*	366	194,196
Workday, Inc., Class A*	678	165,927
Total Information Technology		3,683,891
Materials — 3.3%
Linde PLC	653	287,947
Total Common Stocks
(Cost $6,331,753)		8,783,328
Short-Term Investment — 0.4%
Money Market Fund — 0.4%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 5.27%(a)
(Cost $39,159)	39,159	39,159

Total Investments — 100.2% (Cost $6,370,912)		8,822,487
Other Assets and Liabilities, Net — (0.2)%		(19,470)
Net Assets — 100%		$8,803,017

*Non-income producing securities.

(a)Reflects the 7-day yield at April 30, 2024.

The following is a summary of the inputs used to value the Fund’s investments as of April 30, 2024. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 2.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(b)
Common Stocks	$8,783,328	$—	$—	$8,783,328
Short-Term Investment:
Money Market Fund	39,159	—	—	39,159
Total Investments in Securities	$8,822,487	$—	$—	$8,822,487

(b)For a complete listing of investments and their industries, see the Schedule of Investments.

For the year ended April 30, 2024, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy. (See Note 2)

Statements of Assets and Liabilities

April 30, 2024

See notes to financial statements.

	IQ MacKay ESG Core Plus Bond ETF	IQ MacKay ESG High Income ETF	IQ MacKay Municipal Insured ETF	IQ MacKay Municipal Intermediate ETF
Assets
Investments in securities, at value (including securities on loan)(a)	$212,413,552	$83,590,874	$453,099,589	$646,189,336
Cash	—	—	623	976
Interest receivable	1,504,794	1,329,161	5,547,182	8,372,549
Dividend receivable	4,852	5,687	—	—
Securities lending income receivable	1,197	1,367	—	—
Receivable for investments sold	—	407,225	—	—
Due from advisor	—	24,404	—	—
Deposits at broker for futures contracts	827,280	—	—	—
Total Assets	214,751,675	85,358,718	458,647,394	654,562,861

Liabilities
Payable for investments purchased	532,828	487,505	—	3,140,944
Collateral for investments on loan	277,745	1,590,069	—	—
Variation margin payable	238,055	—	—	—
Advisory fees payable	19,317	—	77,387	41,343
Trustee fees payable	1,959	613	2,976	3,303
Compliance fees payable	78	127	105	140
Cash due to custodian	30	—	—	—
Accrued expenses and other liabilities	77,030	62,054	96,699	112,616
Total Liabilities	1,147,042	2,140,368	177,167	3,298,346
Net Assets	$213,604,633	$83,218,350	$458,470,227	$651,264,515

Composition of Net Assets
Paid-in capital	$234,382,350	$81,425,146	$514,873,540	$674,602,292
Total distributable earnings/(accumulated loss)	(20,777,717)	1,793,204	(56,403,313)	(23,337,777)
Net Assets	$213,604,633	$83,218,350	$458,470,227	$651,264,515

NET ASSET VALUE PER SHARE
Shares Outstanding (no par value, unlimited shares authorized)	10,450,000	3,200,000	19,200,000	27,050,000
Net Asset Value Per Share	$20.44	$26.01	$23.88	$24.08
Investments, at cost	$217,236,342	$82,914,379	$450,108,861	$646,953,585
(a) Market value of securities on loan	$2,567,504	$2,165,363	$—	$—

Statements of Assets and Liabilities (continued)

April 30, 2024

See notes to financial statements.

	IQ MacKay California Municipal Intermediate ETF	IQ CBRE Real Assets ETF	IQ Winslow Large Cap Growth ETF	IQ Winslow Focused Large Cap Growth ETF
Assets
Investments in securities, at value (including securities on loan)(a)	$25,749,295	$4,839,157	$27,133,773	$8,822,487
Cash	207	—	—	—
Foreign currency(b)	—	1,503	—	—
Dividend and interest receivable	319,665	8,880	3,914	1,495
Receivable for investments sold	—	22,035	—	—
Due from advisor	11,158	6,517	26,637	14,014
Securities lending income receivable	—	2	39	—
Total Assets	26,080,325	4,878,094	27,164,363	8,837,996

Liabilities
Payable for investments purchased	321,624	14,638	—	—
Trustee fees payable	348	37	127	41
Compliance fees payable	98	7	25	12
Accrued expenses and other liabilities	54,966	26,328	45,415	34,926
Total Liabilities	377,036	41,010	45,567	34,979
Net Assets	$25,703,289	$4,837,084	$27,118,796	$8,803,017

Composition of Net Assets
Paid-in capital	$32,681,240	$4,980,108	$18,799,847	$5,797,100
Total distributable earnings/(accumulated loss)	(6,977,951)	(143,024)	8,318,949	3,005,917
Net Assets	$25,703,289	$4,837,084	$27,118,796	$8,803,017

NET ASSET VALUE PER SHARE
Shares Outstanding (no par value, unlimited shares authorized)	1,200,000	200,000	690,000	220,000
Net Asset Value Per Share	$21.42	$24.19	$39.30	$40.01
Investments, at cost	$25,293,890	$4,911,740	$19,988,938	$6,370,912
(a) Market value of securities on loan	$—	$48,811	$426,015	$—
(b) Cost of foreign currency	$—	$1,419	$—	$—

See notes to financial statements.

Statements of Operations

For the Year Ended April 30, 2024

	IQ MacKay ESG Core Plus Bond ETF	IQ MacKay ESG High Income ETF	IQ MacKay Municipal Insured ETF	IQ MacKay Municipal Intermediate ETF
Investment Income
Interest income	$12,614,797	$6,595,757	$16,742,890	$19,831,229
Dividend income	115,346	73,798	253,415	354,044
Securities lending income, net of borrower rebates	72,734	10,558	—	—
Total investment income	12,802,877	6,680,113	16,996,305	20,185,273

Expenses
Advisory fees (See Note 3)	896,006	324,578	1,670,357	2,195,207
Administrative and accounting fees	75,927	55,080	103,323	131,631
Custodian fees	45,031	19,727	17,353	54,961
Audit and tax fees	37,036	28,465	35,676	35,628
Legal fees	29,760	9,688	49,712	63,207
Trustee fees	21,463	7,315	37,006	48,665
Listing fees	10,335	9,161	8,936	9,278
Shareholder reporting fees	8,836	479	25,771	33,462
Intraday pricing fees	953	900	1,598	1,598
Compliance fees	700	319	1,160	1,566
Insurance fees	366	13	559	623
Registration fees	156	5,695	8,868	23,051
Miscellaneous fees	2,267	200	83	83
Total expenses	1,128,836	461,620	1,960,402	2,598,960
Waivers (See Note 3)	(232,829)	(137,045)	(707,636)	(952,551)
Net expenses	896,007	324,575	1,252,766	1,646,409
Net investment income	11,906,870	6,355,538	15,743,539	18,538,864

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investment securities	(3,713,285)	247,249	(4,577,494)	(2,611,293)
Futures contracts	(2,487,215)	—	—	—
Foreign currency transactions	1,731	—	—	—
Net realized gain (loss)	(6,198,769)	247,249	(4,577,494)	(2,611,293)
Net change in net unrealized appreciation (depreciation) on:
Investment securities	(1,625,811)	20,467	(1,561,961)	(339,833)
Futures contracts	(1,945,694)	—	—	—
Foreign currency translations	(476)	—	—	—
Net change in net unrealized appreciation (depreciation)	(3,571,981)	20,467	(1,561,961)	(339,833)
Net realized and unrealized gain (loss)	(9,770,750)	267,716	(6,139,455)	(2,951,126)
Net Increase in Net Assets Resulting from Operations	$2,136,120	$6,623,254	$9,604,084	$15,587,738

See notes to financial statements.

Statements of Operations (continued)

For the Year Ended April 30, 2024

	IQ MacKay California Municipal Intermediate ETF	IQ CBRE Real Assets ETF(a)	IQ Winslow Large Cap Growth ETF	IQ Winslow Focused Large Cap Growth ETF
Investment Income
Interest income	$1,118,419	$—	$—	$—
Dividend income*	96,258	190,462	117,225	51,966
Securities lending income, net of borrower rebates	—	21	437	24
Total investment income	1,214,677	190,483	117,662	51,990

Expenses
Advisory fees (See Note 3)	148,002	30,387	170,811	55,360
Administrative and accounting fees	52,519	14,497	32,570	10,334
Audit and tax fees	36,036	22,565	25,465	25,465
Custodian fees	17,449	14,570	10,047	754
Listing fees	9,538	9,000	12,014	11,720
Legal fees	6,835	582	2,843	824
Intraday pricing fees	2,270	1,503	1,055	1,055
Shareholder reporting fees	750	651	223	467
Trustee fees	464	431	2,037	635
Compliance fees	165	20	81	27
Registration fees	156	549	156	156
Insurance fees	75	7	11	5
Miscellaneous fees	59	58	18	61
Total expenses	274,318	94,820	257,331	106,863
Waivers (See Note 3)	(159,205)	(64,438)	(120,682)	(58,884)
Net expenses	115,113	30,382	136,649	47,979
Net investment income (loss)	1,099,564	160,101	(18,987)	4,011

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investment securities	(69,262)	(95,008)	1,784,590	629,708
Forward foreign currency contracts	—	256	—	—
Foreign currency transactions	—	(577)	—	—
Net realized gain (loss)	(69,262)	(95,329)	1,784,590	629,708
Net change in net unrealized appreciation (depreciation) on:
Investment securities	(113,680)	(72,583)	5,096,406	1,671,620
Foreign currency translations	—	(39)	—	—
Net change in net unrealized appreciation (depreciation)	(113,680)	(72,622)	5,096,406	1,671,620
Net realized and unrealized gain (loss)	(182,942)	(167,951)	6,880,996	2,301,328
Net Increase (Decrease) in Net Assets Resulting from Operations	$916,622	$(7,850)	$6,862,009	$2,305,339

*Net of foreign taxes withheld of:	$—	$9,480	$763	$555

(a)Commencement of operations was May 10, 2023.

Statements of Changes in Net Assets

April 30, 2024

See notes to financial statements.

	IQ MacKay ESG Core Plus Bond ETF		IQ MacKay ESG High Income ETF
	For the Year Ended April 30,		For the Year Ended April 30, 2024	For the Period October 25, 2022* to April 30, 2023
	2024	2023
Increase (Decrease) in Net Assets from Operations
Net investment income	$11,906,870	$8,630,186	$6,355,538	$988,067
Net realized gain (loss)	(6,198,769)	(8,717,728)	247,249	55,145
Net change in net unrealized appreciation (depreciation)	(3,571,981)	3,089,355	20,467	656,028
Net increase in net assets resulting from operations	2,136,120	3,001,813	6,623,254	1,699,240
Distributions to Shareholders	(11,825,574)	(7,861,346)	(5,752,440)	(776,850)

Capital Share Transactions
Proceeds from shares created	15,588,803	126,904,335	59,009,264	25,062,500
Cost of shares redeemed	(34,837,436)	(28,126,612)	(2,646,618)	—
Net increase (decrease) from capital share transactions	(19,248,633)	98,777,723	56,362,646	25,062,500
Total increase (decrease) in net assets	(28,938,087)	93,918,190	57,233,460	25,984,890

Net Assets
Beginning of period	242,542,720	148,624,530	25,984,890	—
End of period	$213,604,633	$242,542,720	$83,218,350	$25,984,890

Changes in Shares Outstanding
Shares outstanding, beginning of period	11,400,000	6,650,000	1,000,000	—
Shares created	750,000	6,050,000	2,300,000	1,000,000
Shares redeemed	(1,700,000)	(1,300,000)	(100,000)	—
Shares outstanding, end of period	10,450,000	11,400,000	3,200,000	1,000,000

*Commencement of operations.

Statements of Changes in Net Assets (continued)

April 30, 2024

See notes to financial statements.

	IQ MacKay Municipal Insured ETF		IQ MacKay Municipal Intermediate ETF
	For the Year Ended April 30,		For the Year Ended April 30,
	2024	2023	2024	2023
Increase (Decrease) in Net Assets from Operations
Net investment income	$15,743,539	$10,827,190	$18,538,864	$8,470,888
Net realized loss	(4,577,494)	(40,188,098)	(2,611,293)	(13,781,637)
Net change in net unrealized appreciation (depreciation)	(1,561,961)	33,918,459	(339,833)	14,934,444
Net increase in net assets resulting from operations	9,604,084	4,557,551	15,587,738	9,623,695
Distributions to Shareholders	(16,214,900)	(11,533,483)	(19,799,129)	(8,923,426)

Capital Share Transactions
Proceeds from shares created	157,883,345	305,144,317	280,896,285	254,910,174
Cost of shares redeemed	(55,878,397)	(300,120,575)	(39,922,258)	(71,092,939)
Net increase from capital share transactions	102,004,948	5,023,742	240,974,027	183,817,235
Total increase (decrease) in net assets	95,394,132	(1,952,190)	236,762,636	184,517,504

Net Assets
Beginning of year	363,076,095	365,028,285	414,501,879	229,984,375
End of year	$458,470,227	$363,076,095	$651,264,515	$414,501,879

Changes in Shares Outstanding
Shares outstanding, beginning of year	14,950,000	14,800,000	16,950,000	9,400,000
Shares created	6,600,000	12,600,000	11,750,000	10,500,000
Shares redeemed	(2,350,000)	(12,450,000)	(1,650,000)	(2,950,000)
Shares outstanding, end of year	19,200,000	14,950,000	27,050,000	16,950,000

Statements of Changes in Net Assets (continued)

April 30, 2024

See notes to financial statements.

	IQ MacKay California Municipal Intermediate ETF		IQ CBRE Real Assets ETF
	For the Year Ended April 30,		For the Period May 10, 2023* to April 30, 2024
	2024	2023
Increase (Decrease) in Net Assets from Operations
Net investment income	$1,099,564	$1,331,432	$160,101
Net realized loss	(69,262)	(4,280,150)	(95,329)
Net change in net unrealized appreciation (depreciation)	(113,680)	4,145,771	(72,622)
Net increase (decrease) in net assets resulting from operations	916,622	1,197,053	(7,850)
Distributions to Shareholders	(1,244,793)	(1,397,430)	(135,174)

Capital Share Transactions
Proceeds from shares created	8,504,362	9,656,543	4,980,108
Cost of shares redeemed	(33,295,456)	(2,199,209)	—
Net increase (decrease) from capital share transactions	(24,791,094)	7,457,334	4,980,108
Total increase (decrease) in net assets	(25,119,265)	7,256,957	4,837,084

Net Assets
Beginning of period	50,822,554	43,565,597	—
End of period	$25,703,289	$50,822,554	$4,837,084

Changes in Shares Outstanding
Shares outstanding, beginning of period	2,350,000	2,000,000	—
Shares created	400,000	450,000	200,000
Shares redeemed	(1,550,000)	(100,000)	—
Shares outstanding, end of period	1,200,000	2,350,000	200,000

*Commencement of operations.

Statements of Changes in Net Assets (continued)

April 30, 2024

See notes to financial statements.

	IQ Winslow Large Cap Growth ETF		IQ Winslow Focused Large Cap Growth ETF
	For the Year Ended April 30, 2024	For the Period June 23, 2022* to April 30, 2023	For the Year Ended April 30, 2024	For the Period June 23, 2022* to April 30, 2023
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$(18,987)	$9,192	$4,011	$4,504
Net realized gain (loss)	1,784,590	(291,902)	629,708	118,261
Net change in net unrealized appreciation	5,096,406	2,048,429	1,671,620	779,955
Net increase in net assets resulting from operations	6,862,009	1,765,719	2,305,339	902,720
Distributions to Shareholders	(2,587)	(6,429)	(75,766)	(3,182)

Capital Share Transactions
Proceeds from shares created	1,606,997	21,631,282	391,770	7,638,040
Cost of shares redeemed	—	(4,738,195)	—	(2,355,904)
Net increase from capital share transactions	1,606,997	16,893,087	391,770	5,282,136
Total increase in net assets	8,466,419	18,652,377	2,621,343	6,181,674

Net Assets
Beginning of period	18,652,377	—	6,181,674	—
End of period	$27,118,796	$18,652,377	$8,803,017	$6,181,674

Changes in Shares Outstanding
Shares outstanding, beginning of period	650,000	—	210,000	—
Shares created	40,000	830,000	10,000	300,000
Shares redeemed	—	(180,000)	—	(90,000)
Shares outstanding, end of period	690,000	650,000	220,000	210,000

*Commencement of operations.

Financial Highlights

Selected Data for a Share of Capital Stock Outstanding

See notes to financial statements.

	IQ MacKay ESG Core Plus Bond ETF
	For the Year Ended April 30,		For the Period June 29, 2021(a) to April 30, 2022
	2024	2023
Net asset value, beginning of period	$21.28	$22.35	$25.00

Income from Investment Operations
Net investment income(b)	1.07	0.86	0.40
Net realized and unrealized gain (loss)	(0.85)	(1.16)	(2.70)
Net increase (decrease) in net assets resulting from investment operations	0.22	(0.30)	(2.30)

Distributions from:
Net investment income	(1.06)	(0.77)	(0.32)
Net realized gain	—	—	(0.03)
Total distributions from net investment income and realized gains	(1.06)	(0.77)	(0.35)
Net asset value, end of period	$20.44	$21.28	$22.35
Market price, end of period	$20.48	$21.24	$22.38

Total Return
Total investment return based on net asset value(c)	1.14%	(1.31)%	(9.31)%
Total investment return based on market price(d)	1.49%	(1.59)%	(9.21	)%(e)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$213,605	$242,543	$148,625
Ratio to average net assets of:
Expenses net of waivers/reimbursements	0.39%	0.39%	0.39	%(f)
Expenses excluding waivers/reimbursements	0.49%	0.50%	0.64	%(f)
Net investment income	5.18%	4.06%	2.00	%(f)
Portfolio turnover rate(g)	121%	212%	333%

(a)Commencement of operations.

(b)Based on average shares outstanding.

(c)Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return calculated for a period less than one year is not annualized.

(d)The market price total investment returns are calculated using the mean between the last bid and ask prices. Total investment returns calculated for a period less than one year are not annualized.

(e)Since the Shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from the inception date to the first day of the secondary market trading, the NAV is used as a proxy for the secondary market trading price to calculate the market returns.

(f)Annualized.

(g)Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions in connection with the Fund’s capital share transactions.

Financial Highlights (continued)

Selected Data for a Share of Capital Stock Outstanding

See notes to financial statements.

	IQ MacKay ESG High Income ETF
	For the Year Ended April 30, 2024		For the Period October 25, 2022(a) to April 30, 2023
Net asset value, beginning of period	$25.98		$25.00

Income from Investment Operations
Net investment income(b)	2.01		0.99
Net realized and unrealized gain (loss)	(0.11	)(c)	0.77
Net increase (decrease) in net assets resulting from investment operations	1.90		1.76

Distributions from:
Net investment income	(1.85)		(0.78)
Net realized gain	(0.02)		—
Total distributions from net investment income and realized gains	(1.87)		(0.78)
Net asset value, end of period	$26.01		$25.98
Market price, end of period	$26.05		$26.03

Total Return
Total investment return based on net asset value(d)	7.55%		7.12%
Total investment return based on market price(e)	7.53%		7.29	%(f)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$83,218		$25,985
Ratio to average net assets of:
Expenses net of waivers/reimbursements	0.40%		0.40	%(g)
Expenses excluding waivers/reimbursements	0.57%		0.81	%(g)
Net investment income	7.83%		7.48	%(g)
Portfolio turnover rate(h)	59%		30%

(a)Commencement of operations.

(b)Based on average shares outstanding.

(c)Calculation of the net realized and unrealized gain (loss) per share may not correlate with the Fund’s net realized and unrealized gain (loss) presented on the Statements of Changes in Net Assets due to the timing of creation of Fund shares in relation to fluctuating market values.

(d)Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return calculated for a period less than one year is not annualized.

(e)The market price total investment returns are calculated using the mean between the last bid and ask prices. Total investment returns calculated for a period less than one year are not annualized.

(f)Since the Shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from the inception date to the first day of the secondary market trading, the NAV is used as a proxy for the secondary market trading price to calculate the market returns.

(g)Annualized. Certain expenses are not annualized and reflects the period presented.

(h)Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions in connection with the Fund’s capital share transactions.

Financial Highlights (continued)

Selected Data for a Share of Capital Stock Outstanding

See notes to financial statements.

	IQ MacKay Municipal Insured ETF
	For the Year Ended April 30,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$24.29	$24.66	$27.51	$25.89	$25.61

Income from Investment Operations
Net investment income(a)	0.90	0.74	0.36	0.38	0.53
Net realized and unrealized gain (loss)	(0.38)	(0.32)	(2.71)	1.76	0.50 (b)
Net increase (decrease) in net assets resulting from investment operations	0.52	0.42	(2.35)	2.14	1.03

Distributions from:
Net investment income	(0.93)	(0.79)	(0.49)	(0.52)	(0.64)
Net realized gain	—	—	(0.01)	—	(0.11)
Total distributions from net investment income and realized gains	(0.93)	(0.79)	(0.50)	(0.52)	(0.75)
Net asset value, end of year	$23.88	$24.29	$24.66	$27.51	$25.89
Market price, end of year	$23.88	$24.33	$24.65	$27.54	$26.00

Total Return
Total investment return based on net asset value(c)	2.21%	1.74%	(8.70)%	8.32%	4.05%
Total investment return based on market price(d)	2.03%	2.00%	(8.85)%	7.97%	4.36%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$458,470	$363,076	$365,028	$444,327	$88,035
Ratio to average net assets of:
Expenses net of waivers/reimbursements	0.30%	0.30%	0.30%	0.30%	0.30%
Expenses excluding waivers/reimbursements	0.47%	0.50%	0.49%	0.51%	0.57%
Net investment income	3.77%	3.08%	1.31%	1.40%	2.01%
Portfolio turnover rate(e)	45%	136%	80%	36%	71%

(a)Based on average shares outstanding.

(b)Calculation of the net realized and unrealized gain (loss) per share does not correlate with the Fund’s net realized and unrealized gain (loss) presented on the Statements of Changes in Net Assets due to the timing of creation of Fund shares in relation to fluctuating market values.

(c)Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period.

(d)The market price total investment returns are calculated using the mean between the last bid and ask prices.

(e)Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions in connection with the Fund’s capital share transactions.

Financial Highlights (continued)

Selected Data for a Share of Capital Stock Outstanding

See notes to financial statements.

	IQ MacKay Municipal Intermediate ETF
	For the Year Ended April 30,
	2024	2023		2022	2021	2020
Net asset value, beginning of year	$24.45	$24.47		$26.82	$25.22	$25.61

Income from Investment Operations
Net investment income(a)	0.81	0.63		0.28	0.47	0.53
Net realized and unrealized gain (loss)	(0.30)	0.00	(b)(c)	(2.16)	1.73	0.16 (b)
Net increase (decrease) in net assets resulting from investment operations	0.51	0.63		(1.88)	2.20	0.69

Distributions from:
Net investment income	(0.88)	(0.65)		(0.39)	(0.58)	(0.67)
Net realized gain	—	—		(0.08)	(0.02)	(0.41)
Total distributions from net investment income and realized gains	(0.88)	(0.65)		(0.47)	(0.60)	(1.08)
Net asset value, end of year	$24.08	$24.45		$24.47	$26.82	$25.22
Market price, end of year	$24.08	$24.49		$24.47	$26.84	$25.22

Total Return
Total investment return based on net asset value(d)	2.09%	2.66%		(7.13)%	8.80%	2.65%
Total investment return based on market price(e)	1.96%	2.80%		(7.19)%	8.90%	2.44%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$651,265	$414,502		$229,984	$124,700	$51,708
Ratio to average net assets of:
Expenses net of waivers/reimbursements	0.30%	0.30%		0.30%	0.30%	0.30%
Expenses excluding waivers/reimbursements	0.47%	0.50%		0.51%	0.57%	0.62%
Net investment income	3.38%	2.59%		1.05%	1.78%	2.02%
Portfolio turnover rate(f)	26%	64%		74%	43%	77%

(a)Based on average shares outstanding.

(b)Calculation of the net realized and unrealized gain (loss) per share may not correlate with the Fund’s net realized and unrealized gain (loss) presented on the Statements of Changes in Net Assets due to the timing of creation of Fund shares in relation to fluctuating market values.

(c)Less than $0.005 per share.

(d)Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period.

(e)The market price total investment returns are calculated using the mean between the last bid and ask prices.

(f)Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions in connection with the Fund’s capital share transactions.

Financial Highlights (continued)

Selected Data for a Share of Capital Stock Outstanding

See notes to financial statements.

	IQ MacKay California Municipal Intermediate ETF
	For the Year Ended April 30,		For the Period December 21, 2021(a) to April 30, 2022
	2024	2023
Net asset value, beginning of period	$21.63	$21.78	$25.00

Income from Investment Operations
Net investment income(b)	0.72	0.62	0.13
Net realized and unrealized gain (loss)	(0.14)	(0.12)	(3.18)
Net increase (decrease) in net assets resulting from investment operations	0.58	0.50	(3.05)

Distributions from:
Net investment income	(0.79)	(0.65)	(0.17)
Net asset value, end of period	$21.42	$21.63	$21.78
Market price, end of period	$21.43	$21.65	$21.80

Total Return
Total investment return based on net asset value(c)	2.73%	2.28%	(12.25)%
Total investment return based on market price(d)	2.72%	2.33%	(12.17	)%(e)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$25,703	$50,823	$43,566
Ratio to average net assets of:
Expenses net of waivers/reimbursements	0.35%	0.35%	0.35	%(f)
Expenses excluding waivers/reimbursements	0.83%	0.69%	0.73	%(f)
Net investment income	3.34%	2.86%	1.54	%(f)
Portfolio turnover rate(g)	73%	98%	86%

(a)Commencement of operations.

(b)Based on average shares outstanding.

(c)Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return calculated for a period less than one year is not annualized.

(d)The market price total investment returns are calculated using the mean between the last bid and ask prices. Total investment returns calculated for a period less than one year are not annualized.

(e)Since the Shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from the inception date to the first day of the secondary market trading, the NAV is used as a proxy for the secondary market trading price to calculate the market returns.

(f)Annualized.

(g)Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions in connection with the Fund’s capital share transactions.

Financial Highlights (continued)

Selected Data for a Share of Capital Stock Outstanding

See notes to financial statements.

	IQ CBRE Real Assets ETF
	For the Period May 10, 2023(a) to April 30, 2024
Net asset value, beginning of period	$24.90

Income from Investment Operations
Net investment income(b)	0.80
Net realized and unrealized gain (loss)	(0.83)
Net increase (decrease) in net assets resulting from investment operations	(0.03)

Distributions from:
Net investment income	(0.68)
Net asset value, end of period	$24.19
Market price, end of period	$24.18

Total Return
Total investment return based on net asset value(c)	(0.16)%
Total investment return based on market price(d)	(0.18	)%(e)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$4,837
Ratio to average net assets of:
Expenses net of waivers/reimbursements	0.65	%(f)
Expenses excluding waivers/reimbursements	2.03	%(f)
Net investment income	3.43	%(f)
Portfolio turnover rate(g)	68%

(a)Commencement of operations.

(b)Based on average shares outstanding.

(c)Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return calculated for a period less than one year is not annualized.

(d)The market price total investment returns are calculated using the mean between the last bid and ask prices. Total investment returns calculated for a period less than one year are not annualized.

(e)Since the Shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from the inception date to the first day of the secondary market trading, the NAV is used as a proxy for the secondary market trading price to calculate the market returns.

(f)Annualized.

(g)Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions in connection with the Fund’s capital share transactions.

Financial Highlights (continued)

Selected Data for a Share of Capital Stock Outstanding

See notes to financial statements.

	IQ Winslow Large Cap Growth ETF
	For the Year Ended April 30, 2024		For the Period June 23, 2022(a) to April 30, 2023
Net asset value, beginning of period	$28.70		$25.00

Income from Investment Operations
Net investment income (loss)(b)	(0.03)		0.02
Net realized and unrealized gain (loss)	10.63		3.69
Net increase (decrease) in net assets resulting from investment operations	10.60		3.71

Distributions from:
Net investment income	(0.00	)(c)	(0.01)
Net asset value, end of period	$39.30		$28.70
Market price, end of period	$39.32		$28.70

Total Return
Total investment return based on net asset value(d)	36.94%		14.89%
Total investment return based on market price(e)	37.02%		14.85	%(f)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$27,119		$18,652
Ratio to average net assets of:
Expenses net of waivers/reimbursements	0.60%		0.60	%(g)
Expenses excluding waivers/reimbursements	1.13%		1.32	%(g)
Net investment income (loss)	(0.08)%		0.09	%(g)
Portfolio turnover rate(h)	70%		77%

(a)Commencement of operations.

(b)Based on average shares outstanding.

(c)Less than $0.005 per share.

(d)Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return calculated for a period less than one year is not annualized.

(e)The market price total investment returns are calculated using the mean between the last bid and ask prices. Total investment returns calculated for a period less than one year are not annualized.

(f)Since the Shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from the inception date to the first day of the secondary market trading, the NAV is used as a proxy for the secondary market trading price to calculate the market returns.

(g)Annualized. Certain expenses are not annualized and reflects the period presented.

(h)Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions in connection with the Fund’s capital share transactions.

Financial Highlights (continued)

Selected Data for a Share of Capital Stock Outstanding

See notes to financial statements.

	IQ Winslow Focused Large Cap Growth ETF
	For the Year Ended April 30, 2024	For the Period June 23, 2022(a) to April 30, 2023
Net asset value, beginning of period	$29.44	$24.93

Income from Investment Operations
Net investment income(b)	0.02	0.02
Net realized and unrealized gain (loss)	10.91	4.50
Net increase (decrease) in net assets resulting from investment operations	10.93	4.52

Distributions from:
Net investment income	(0.02)	(0.01)
Net realized gain	(0.34)	—
Total distributions from net investment income and realized gains	(0.36)	(0.01)
Net asset value, end of period	$40.01	$29.44
Market price, end of period	$40.02	$29.43

Total Return
Total investment return based on net asset value(c)	37.31%	18.12%
Total investment return based on market price(d)	37.36%	18.11	%(e)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$8,803	$6,182
Ratio to average net assets of:
Expenses net of waivers/reimbursements	0.65%	0.65	%(f)
Expenses excluding waivers/reimbursements	1.45%	1.98	%(f)
Net investment income	0.05%	0.09	%(f)
Portfolio turnover rate(g)	65%	29%

(a)Commencement of operations.

(b)Based on average shares outstanding.

(c)Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return calculated for a period less than one year is not annualized.

(d)The market price total investment returns are calculated using the mean between the last bid and ask prices. Total investment returns calculated for a period less than one year are not annualized.

(e)Since the Shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from the inception date to the first day of the secondary market trading, the NAV is used as a proxy for the secondary market trading price to calculate the market returns.

(f)Annualized. Certain expenses are not annualized and reflects the period presented.

(g)Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions in connection with the Fund’s capital share transactions.

Notes to Financial Statements

April 30, 2024

1. ORGANIZATION

IndexIQ Active ETF Trust (the “Trust”) was organized as a Delaware statutory trust on January 30, 2008 and is registered with the Securities and Exchange Commission (“SEC”) as an open-end, management investment company, as defined by the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently consists of eight operational funds (collectively, the “Funds” and each, a “Fund”). The Funds are exchange-traded funds (“ETFs”), whose shares are listed on a stock exchange and traded like equity securities at market prices.

Investors may find the financial statements of any issuer whose securities represent a significant amount of the Fund’s assets on the SEC’s website (www.sec.gov).

Fund	Diversification Policy	Commencement of Operations Date
IQ MacKay ESG Core Plus Bond ETF	Diversified	June 29, 2021
IQ MacKay ESG High Income ETF	Diversified	October 25, 2022
IQ MacKay Municipal Insured ETF	Diversified	October 18, 2017
IQ MacKay Municipal Intermediate ETF	Diversified	October 18, 2017
IQ MacKay California Municipal Intermediate ETF	Diversified	December 21, 2021
IQ CBRE Real Assets ETF	Diversified	May 10, 2023
IQ Winslow Large Cap Growth ETF	Non-diversified	June 23, 2022
IQ Winslow Focused Large Cap Growth ETF	Non-diversified	June 23, 2022

MacKay Shields LLC (“MacKay”), is the sub-advisor to IQ MacKay ESG Core Plus Bond ETF, IQ MacKay ESG High Income ETF, IQ MacKay Municipal Insured ETF, IQ MacKay Municipal Intermediate ETF, and IQ MacKay California Municipal Intermediate ETF, CBRE Investment Management Listed Real Assets LLC is the sub-advisor to IQ CBRE Real Assets ETF, and Winslow Capital Management, LLC is the sub-advisor for IQ Winslow Large Cap Growth ETF and IQ Winslow Focused Large Cap Growth ETF (collectively, the “Sub-Advisors” and each, a “Sub-Advisor”).

The Investment objective of each Fund is:

Fund	Investment Objective
IQ MacKay ESG Core Plus Bond ETF	Seeks total return, while incorporating the Subadvisor’s ESG investment strategy.
IQ MacKay ESG High Income ETF	Seeks to maximize current income while incorporating the Subadvisor’s ESG investment strategy.
IQ MacKay Municipal Insured ETF	Seeks current income exempt from federal income tax.
IQ MacKay Municipal Intermediate ETF	Seeks current income exempt from federal income tax.
IQ MacKay California Municipal Intermediate ETF	Seeks current income exempt from federal and California income taxes.
IQ CBRE Real Assets ETF	Seeks total return through capital growth and current income.
IQ Winslow Large Cap Growth ETF	Seeks long-term growth of capital.
IQ Winslow Focused Large Cap Growth ETF	Seeks long-term growth of capital.

2. SIGNIFICANT ACCOUNTING POLICIES

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. Each Fund prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.

Notes to Financial Statements (continued)

April 30, 2024

Use of Estimates

IndexIQ Advisors LLC (the “Advisor”) makes certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and reported amounts of increases and decreases in the net assets from operations during the reporting period. Actual results could differ from those estimates.

Indemnification

In the normal course of business, the Funds may enter into contracts that contain a variety of representations and warranties that may provide general indemnifications for certain liabilities. Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. The Advisor believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Funds.

Investment Valuation

Each Fund issues and redeems shares on a continuous basis at Net Asset Value (“NAV”) only in large blocks of shares called “Creation Units.” The NAV is determined as of the close of trading (generally, 4:00 PM Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading. The NAV of the shares of each Fund will be equal to each Fund’s total assets minus each Fund’s total liabilities divided by the total number of shares outstanding. The NAV that is published will be rounded to the nearest cent; however, for purposes of determining the price of Creation Units, the NAV will be calculated to five decimal places. The consideration for purchase of a Creation Unit of shares of each Fund generally consists of a basket of securities and/or cash that the Fund specifies each day.

Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Trust (the “Board”) designated the Advisor as its Valuation Designee (the “Valuation Designee”). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Fund’s for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Fund’s and the Valuation Designee’s policies and procedures (“Valuation Procedures”) govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services and other third-party sources.

A Fund typically values fixed-income portfolio securities using last available bid prices or current market quotations provided by dealers or prices (including evaluated prices) supplied by the Fund’s approved independent third-party pricing services. Pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a Fund may hold or transact in such securities in smaller odd lot sizes. Odd lots often trade at different prices that may be above or below the price at which the pricing service has valued the security. Amortized cost is used as a method of valuation with respect to debt obligations with sixty days or less remaining to maturity unless the Advisor determines in good faith that such method does not represent fair value.

Generally, trading in U.S. government securities, money market instruments and certain fixed-income securities is substantially completed each day at various times prior to the close of business on the NYSE. The values of such securities used in computing the NAV of the Fund are determined as of such times. Futures contracts generally are valued at the settlement or closing price determined by the applicable exchange.

Notes to Financial Statements (continued)

April 30, 2024

Equity securities are generally valued at the closing price of the security on the security’s primary exchange. The primary exchanges for a Fund’s foreign equity securities may close for trading at various times prior to close of regular trading on the NYSE Arca, and the value of such securities used in computing a Fund’s NAV are generally determined as of such times.

If a Fund invests in open-end management investment companies (other than ETFs) registered under the 1940 Act, such investments are generally valued using the investment company’s NAV per share or public offering price. Those companies may also use fair value pricing under some circumstances.

When market quotations or prices are not readily available or not representative of an investment’s fair value, investments are valued using fair value pricing as determined in good faith by the Valuation Designee, pursuant to the Valuation Procedures. The Valuation Procedures state that, subject to the oversight of the Board and unless otherwise noted, the responsibility for the day-to-day valuation of portfolio assets (including fair value measurements for the Funds’ assets and liabilities) rests with the Valuation Designee. The Valuation Designee may conclude that a market quotation is not readily available or is unreliable if a security or other asset or liability does not have a price source due to its lack of liquidity or other reason, if a market quotation differs significantly from recent price quotations or otherwise no longer appears to reflect fair value, where the security or other asset or liability is thinly traded, or if the trading market on which a security is listed is suspended or closed and no appropriate alternative trading market is available. The frequency with which a Fund’s investments are valued using fair value pricing is primarily a function of the types of securities and other assets in which the Fund invests pursuant to its investment objective, strategies and limitations.

The IQ MacKay ESG Core Plus Bond ETF and IQ MacKay ESG High Income ETF sweeps uninvested cash balances into the BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Class (“BlackRock Liquidity Fund”). BlackRock Liquidity Fund seeks as high a level of current income as is consistent with the preservation of capital and maintenance of liquidity. The IQ MacKay Municipal Insured ETF, IQ MacKay Municipal Intermediate ETF and IQ MacKay California Municipal Intermediate ETF sweeps uninvested cash balances into the Dreyfus Tax Exempt Cash Management, Institutional Class (“Dreyfus Tax Exempt”). The Dreyfus Tax Exempt seeks a high a level of current income exempt from federal income tax as is consistent with the preservation of capital and the maintenance of liquidity. The IQ CBRE Real Assets ETF sweeps uninvested cash balances into the BlackRock Liquidity Fed Fund. The BlackRock Liquidity Fed Fund seek current income as is consistent with liquidity and stability of principal. The IQ Winslow Large Cap Growth ETF and IQ Winslow Focused Large Cap Growth ETF sweep uninvested cash balances into the Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class (“Dreyfus Institutional Preferred”). The Dreyfus Institutional Preferred seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

Under normal conditions, the Funds invests cash collateral from securities lending activities into Dreyfus Government Cash Management Fund, Institutional Shares (“Dreyfus Government Fund”). The Dreyfus Government Fund has no redemption restrictions and is valued at the daily NAV.

Fair Value Measurement

Accounting Standards Codification (“ASC”) Topic 820, Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and requires disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into fair value measurement. Under ASC 820, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the following hierarchy:

•Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Notes to Financial Statements (continued)

April 30, 2024

•Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The availability of observable inputs can vary from security to security and are affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. With respect to the valuation of Level 3 securities, the Advisor may employ a market-based valuation approach which may use related or comparable securities, recent transactions, market multiples, book values, and other relevant information to determine fair value. The Advisor may also use an income-based valuation approach in which anticipated future cash flows of the financial instrument are discounted to calculate fair value. The Advisor representatives meet regularly to review and discuss the appropriateness of such fair values using more current information such as, recent security news, recent market transactions, updated corporate action information and/or other macro or security specific events.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The hierarchy classification of inputs used to value each Fund’s investments at April 30, 2024 is disclosed at the end of each Fund’s Schedule of Investments.

Tax Information and Uncertain Tax Positions

Each Fund is treated as a separate entity for federal income tax purposes. Each Fund’s policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute all of the taxable income to the shareholders of the Fund within the allowable time limits.

The Advisor evaluates each Fund’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Advisor has analyzed each Fund’s tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years), and has concluded that no provisions for federal, state and local income tax are required in each Fund’s financial statements. Each Fund’s federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.

The Funds have concluded that there is no tax liability resulting from uncertain income tax positions taken or expected to be taken.

Notes to Financial Statements (continued)

April 30, 2024

Dividends and Distributions to Shareholders

Distributions to Shareholders are recorded on the ex-dividend date. In addition, the Funds may determine to distribute at least annually amounts representing the full dividend yield net of expenses on the underlying investment securities, as if the Funds owned the underlying investment securities for the entire dividend period in which case some portion of each distribution may result in a return of capital. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profit for tax purposes are reported as a tax return of capital. Therefore, no federal, state and local income tax provisions are required.

Cash Equivalents

Cash equivalents consist of highly liquid investments, with maturities of three months or less when acquired, and are disclosed as “Short-Term Investments” in the Schedules of Investments.

Security Transactions

Security transactions are recorded as of the trade date. Realized gains and losses on sales of investment securities are calculated using the identified cost method.

Investment Income and Expenses

Dividend income is recognized on the ex-date. Interest income is accrued daily. Distributions of realized capital gains by underlying funds are recorded as realized capital gains on the ex-date. Expenses of the Trust arising in connection with a specific Fund are allocated to that Fund. Other Trust expenses which cannot be directly attributed to a Fund are apportioned among the Funds in the Trust based upon the relative net assets or other appropriate measures. The Funds distribute substantially all their net investment income to shareholders in the form of dividends. Net investment income is distributed monthly and capital gains are typically distributed at least annually. Dividends may be declared and paid more frequently to comply with the distribution requirements of the Internal Revenue Code. The expenses of the investment companies in which the Funds invest are not included in the amounts shown as expenses on the Statements of Operations or in the expense ratios included in the Financial Highlights.

Discounts and premiums on securities purchased, other than Short-Term Investments, for the Funds are accreted and amortized, respectively, on the effective interest rate method over the life of the respective securities. Discounts and premiums on Short-Term Investments are accreted and amortized, respectively, on the straight-line method. The straight-line method approximates the effective interest method for Short-Term Investments. Income from payment-in-kind securities is accreted daily based on the effective interest method.

Securities Lending

The Bank of New York Mellon (“BNY Mellon”) serves as the securities lending agent for IQ MacKay ESG Core Plus Bond ETF, IQ MacKay ESG High Income ETF, IQ CBRE Real Assets ETF, IQ Winslow Large Cap Growth ETF and the IQ Winslow Focused Large Cap Growth ETF. These Funds may lend portfolio securities to certain creditworthy borrowers, including the Funds’ securities lending agent. It is the Fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral in the form of cash and/or high grade debt obligations, is maintained at all times. Cash collateral can be invested in certain money market mutual funds which also have exposure to the fluctuations of the market. Each Fund receives compensation for lending its securities from fees paid by the borrowers of securities, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. Each Fund will continue to receive dividend and interest income on securities loaned, any gain or loss in the market price of securities on loan will be accounted for by each Fund. Lending portfolio securities could result in a delay in recovering the Fund’s securities if the borrower defaults.

Notes to Financial Statements (continued)

April 30, 2024

A Fund’s security lending activities are governed by a Securities Lending Authorization Agreement (“Lending Agreement”) between each Fund and the lending agent. The Lending Agreement authorizes the lending agent to lend qualifying U.S. and foreign securities held by a Fund to approved borrowers (each a “Borrower”). To mitigate borrower risk, a Fund typically receives from a Borrower, collateral in the form of U.S. dollar cash and/or securities issued or guaranteed by the U.S. Government or its agencies in excess of the market value of the securities loaned. Under the provisions of the Lending Agreement, each Fund shall have, as to the collateral, all of the rights and remedies of a secured party under applicable law. The lending agent is permitted to invest the cash collateral it receives from a Borrower into a money market fund which is subject to market fluctuation. Therefore, a Fund is exposed to risk of loss if the value of invested cash collateral is insufficient to satisfy each Fund’s obligation to return the full amount owed to such Borrower.

In accordance with the securities lending agreement between the Funds and BNY Mellon, the Funds will be indemnified by BNY Mellon in the event of default of a third party Borrower.

The securities lending income earned by each Fund is disclosed on the Statements of Operations. The value of loaned securities and related collateral are shown on a gross basis in the Schedules of Investments and Statements of Assets and Liabilities. As of April 30, 2024, the cash collateral consisted of an institutional money market fund and non-cash collateral consisted of U.S. Treasury Bills, Notes, Bonds, Separate Trading of Registered Interest (“STRIPs”) and Principal of Securities and U.S. Treasury Inflation Indexed Notes and Bonds with the following maturities:

	Money Market Mutual Fund	U.S. Government Securities
Fund	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total
IQ MacKay ESG Core Plus Bond ETF	$277,745	$27	$163,922	$2,234,767	$2,676,461
IQ MacKay ESG High Income ETF	1,590,069	—	91,748	599,722	2,281,539
IQ CBRE Real Assets ETF	—	169	516	49,417	50,102
IQ Winslow Large Cap Growth ETF	—	1,992	4,894	432,891	439,777

The collateral amount presented is in excess of the securities on loan.

3. INVESTMENT MANAGEMENT AND OTHER AGREEMENTS

Investment Advisory Agreement

The Advisor serves as the investment advisor to each series of the Trust, and is an indirect wholly-owned subsidiary of New York Life Insurance Company. Under an Investment Advisory Agreement (“Advisory Agreement”) between the Advisor and the Trust, on behalf of each Fund, the Advisor provides a continuous investment program for each Fund’s assets in accordance with its investment objectives, policies and limitations, and oversees the day-to-day operations of each Fund (including arranging for sub-advisory services, as applicable), subject to the supervision of the Board. The Advisor is responsible for the Sub-Advisors and their management of the investment portfolios of each of the Funds.

The Advisor also: (i) supervises all non-advisory operations of the Funds; (ii) provides personnel to perform such executive, administrative and clerical services as are reasonably necessary to provide effective administration of the Funds and the other series of the Trust; (iii) arranges for (a) the preparation of all required tax returns, (b) the preparation and submission of reports to existing shareholders, (c) the periodic updating of prospectuses and statements of additional information and (d) the preparation of reports to be filed with the SEC and other regulatory authorities; (iv) maintains the records of the Funds and the other series of the Trust; and (v) provides office space and all necessary office equipment and services. The Funds reimburse the Advisor in an amount equal to a portion of the compensation of the Chief Compliance Officer attributable to each Fund.

Notes to Financial Statements (continued)

April 30, 2024

The Advisory Agreement will continue in effect with respect to the Funds from year to year provided such continuance is specifically approved at least annually by a majority of the Trustees that are not interested persons of the Trust (“Independent Trustees”). Pursuant to the Advisory Agreement, the Funds pay the Advisor a fee, which is accrued daily and paid monthly, for services performed and the facilities furnished at an annual rate of each Fund’s average daily net assets per the table below.

Fund	Rate
IQ MacKay ESG Core Plus Bond ETF	0.39%
IQ MacKay ESG High Income ETF	0.40%
IQ MacKay Municipal Insured ETF	0.40%
IQ MacKay Municipal Intermediate ETF	0.40%
IQ MacKay California Municipal Intermediate ETF	0.45%
IQ CBRE Real Assets ETF	0.65%
IQ Winslow Large Cap Growth ETF*	0.75%
IQ Winslow Focused Large Cap Growth ETF*	0.75%

*The advisory fee is as follows: 0.75% on assets up to $500 million; 0.725% on assets from $500 million to $750 million; 0.71% on assets from $750 million to $1 billion; 0.70% on assets from $1 billion to $2 billion; 0.66% on assets from $2 billion to $3 billion; 0.61% on assets from $3 billion to $7 billion; 0.585% on assets from $7 billion to $9 billion; and 0.575% on assets over $9 billion. During the year ended April 30, 2024, the effective advisory fee rate was 0.75% of the Funds average daily net assets, exclusive of any applicable waivers/reimbursements.

The Advisor has entered into an Expense Limitation Agreement with each Fund under which it has contractually agreed to waive a portion of its management fee and/or reimburse expenses of each Fund in an amount that limits each Fund’s total annual operating expenses (excluding interest, taxes, brokerage commissions, dividend payments on short sales, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of a Fund’s business, and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act) to not more than the average daily net assets of each Fund as follows:

Fund	Rate
IQ MacKay ESG Core Plus Bond ETF	0.39%
IQ MacKay ESG High Income ETF	0.40%
IQ MacKay Municipal Insured ETF	0.30%
IQ MacKay Municipal Intermediate ETF	0.30%
IQ MacKay California Municipal Intermediate ETF	0.35%
IQ CBRE Real Assets ETF	0.65%
IQ Winslow Large Cap Growth ETF	0.60%
IQ Winslow Focused Large Cap Growth ETF	0.65%

The agreement will remain in effect permanently unless terminated by the Board of Trustees of the Funds.

As of April 30, 2024, the Advisor waived/reimbursed the following Fund expenses:

Fund	Waived/ Reimbursed Expenses
IQ MacKay ESG Core Plus Bond ETF	$232,829
IQ MacKay ESG High Income ETF	137,045
IQ MacKay Municipal Insured ETF	707,636
IQ MacKay Municipal Intermediate ETF	952,551
IQ MacKay California Municipal Intermediate ETF	159,205
IQ CBRE Real Assets ETF	64,438
IQ Winslow Large Cap Growth ETF	120,682
IQ Winslow Focused Large Cap Growth ETF	58,884

Notes to Financial Statements (continued)

April 30, 2024

Investment Sub-Advisory Agreements

The Sub-Advisors are registered investment advisors and are responsible for the day-to-day portfolio management of the Funds subject to the supervision of the Advisor and the Board. Pursuant to the terms of the respective Sub-Advisory Agreements between the Advisor and the Sub-Advisors, the Subadvisor is compensated by the Advisor. To the extent that the Advisor has agreed to waive its management fee or reimburse expenses, the Subadvisor has agreed to waive or reimburse its fee proportionately.

Distribution (12b-1 Fees)

ALPS Distributors, Inc. serves as the Funds’ distributor (the “Distributor”) pursuant to a Distribution Agreement. NYLIFE Distributors LLC has entered into a Service Agreement with the Distributor to market the Funds. The Board has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act (“Rule 12b-1Plan”). In accordance with the Rule 12b-1 Plan, the Funds are authorized to pay an amount up to 0.25% of each Fund’s average daily net assets each year for certain distribution-related activities. As authorized by the Board, no Rule 12b-1 fees are currently paid by the Funds and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, they will be paid out of each respective Fund’s assets. The Advisor and its affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of the Funds.

As described in Note 4 below, the Distributor has entered into Participant Agreements with certain broker-dealers and others that allow those parties to be Authorized Participants and to subscribe for and redeem shares of the Funds. Also as described in Note 4 below, such Authorized Participants may from time to time hold, of record or beneficially, a substantial percentage of the Funds’ shares outstanding, act as executing or clearing broker for investment transactions on behalf of the Funds and/or serve as counterparty to derivative transactions with each Fund.

Administrator, Custodian and Transfer Agent

BNY Mellon (in each capacity, the “Administrator,” “Custodian” or “Transfer Agent”) serves as the Funds’ Administrator, Custodian and Transfer Agent pursuant to the Fund Administration and Accounting Agreement, Custody Agreement and Transfer Agency Agreement. Pursuant to these agreements, BNY Mellon provides necessary administrative, custody, transfer agency, tax, accounting services and financial reporting for the maintenance and operations of the Trust and the Funds. BNY Mellon is also responsible for maintaining the books and records and calculating the daily NAV of the Funds. BNY Mellon is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.

4. CAPITAL SHARE TRANSACTIONS

Shares are created and redeemed on a continuous basis at NAV only in large blocks of shares called Creation Units. Except when aggregated in Creation Units, shares are not redeemable. Transactions in shares of the Funds are disclosed in detail in the Statements of Changes in Net Assets. Only Authorized Participants may purchase or redeem shares directly from the Funds. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to create and redeem whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. Securities received or delivered in connection with in-kind creates and redeems are valued as of the close of business on the effective date of the creation or redemption.

Notes to Financial Statements (continued)

April 30, 2024

5. FEDERAL INCOME TAX

At April 30, 2024, the cost and unrealized appreciation/depreciation of investments, including applicable derivative contracts and other financial instruments as determined on a federal income tax basis were as follows:

Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
IQ Mackay ESG Core Plus Bond ETF	$217,246,421	$2,610,788	$(7,443,657)	(4,832,869)
IQ Mackay ESG High Income ETF	82,642,015	1,907,877	(959,018)	948,859
IQ Mackay Municipal Insured ETF	451,047,347	6,422,845	(4,370,603)	2,052,242
IQ Mackay Municipal Intermediate ETF	649,974,692	5,974,202	(9,759,558)	(3,785,356)
IQ Mackay California Municipal Intermediate ETF	25,371,935	502,578	(125,218)	377,360
IQ CBRE Real Assets ETF	4,917,266	247,502	(325,611)	(78,109)
IQ Winslow Large Cap Growth ETF	20,070,907	7,521,738	(458,872)	7,062,866
IQ Winslow Focused Large Cap Growth ETF	6,372,329	2,516,937	(66,779)	2,450,158

The differences between book and tax basis cost of investments and net unrealized appreciation (depreciation) are primarily attributable to wash sale loss deferrals and amortization of market premium.

At April 30, 2024, the components of undistributed or accumulated earnings/loss on a tax-basis were as follows:

Fund	Ordinary Income (Loss)[1]	Tax-Exempt Income (Loss)	Net Capital Gain (Losses)[2]	Net Unrealized Appreciation/ Depreciation	Total Earnings/ (Losses)
IQ Mackay ESG Core Plus Bond ETF	$1,151,374	$—	$(17,095,746)	$(4,833,345)	$(20,777,717)
IQ Mackay ESG High Income ETF	767,740	—	76,605	948,859	1,793,204
IQ Mackay Municipal Insured ETF	135,622	1,367,824	(59,959,001)	2,052,242	(56,403,313)
IQ Mackay Municipal Intermediate ETF	220,233	1,872,625	(21,645,279)	(3,785,356)	(23,337,777)
IQ Mackay California Municipal Intermediate ETF	4,559	76,186	(7,436,056)	377,360	(6,977,951)
IQ CBRE Real Assets ETF	16,284	—	(81,160)	(78,148)	(143,024)
IQ Winslow Large Cap Growth ETF	432,785	—	823,298	7,062,866	8,318,949
IQ Winslow Focused Large Cap Growth ETF	198,735	—	357,024	2,450,158	3,005,917

1Includes late year ordinary loss, if any.

2Amount includes the deferral of post October losses, if any.

The differences between book and tax basis components of net assets are primarily attributable to wash sale loss deferrals, futures mark to market and other book and tax differences.

At April 30, 2024, the Funds did not have any permanent book/tax reclassifications to the components of net assets.

Notes to Financial Statements (continued)

April 30, 2024

The tax character of distributions paid during the years ended April 30, 2024 and 2023 were as follows:

	2024				2023
Fund	Ordinary Income	Tax-Exempt Income	Long-Term Capital Gains	Tax Return of Capital	Ordinary Income	Tax-Exempt Income	Long-Term Capital Gains	Tax Return of Capital
IQ Mackay ESG Core Plus Bond ETF	$11,825,574	$—	$—	$—	$7,861,346	$—	$—	$—
IQ Mackay ESG High Income ETF	5,752,440	—	—	—	776,850	—	—	—
IQ Mackay Municipal Insured ETF	226,171	15,988,729	—	—	38,417	11,495,066	—	—
IQ Mackay Municipal Intermediate ETF	219,568	19,579,561	—	—	15,354	8,908,072	—	—
IQ Mackay California Municipal Intermediate ETF	5,930	1,238,863	—	—	8,565	1,388,865	—	—
IQ CBRE Real Assets ETF	135,174	—	—	—	N/A	N/A	N/A	N/A
IQ Winslow Large Cap Growth ETF	2,587	—	—	—	6,429	—	—	—
IQ Winslow Focused Large Cap Growth ETF	3,413	—	72,353	—	3,182	—	—	—

At April 30, 2024, the Funds did not have any capital losses incurred after October 31 (“Post-October Losses”) and any late year ordinary income losses within the taxable year that can arise on the first business day of the Funds’ next taxable year.

At April 30, 2024, the Funds listed below had net capital loss carryforwards for Federal income tax purposes which are available for offset against future taxable net capital gains. The amounts were determined after adjustments for certain differences between financial reporting and tax purposes, such as wash sale losses.

Accordingly, no capital gain distributions are expected to be paid to shareholders of these Funds until future net capital gains have been realized in excess of the available capital loss carryforwards. There is no assurance that any Fund will be able to utilize all of its capital loss carryforwards before they expire. These loss carryforwards are as follows:

Fund	Utilized in Current Year	Short-Term With No Expiration	Long-Term With No Expiration
IQ Mackay ESG Core Plus Bond ETF	$—	$9,603,564	$7,492,182
IQ Mackay ESG High Income ETF	—	—	—
IQ Mackay Municipal Insured ETF	—	29,563,612	30,395,389
IQ Mackay Municipal Intermediate ETF	—	10,517,872	11,127,407
IQ Mackay California Municipal Intermediate ETF	—	7,146,126	289,930
IQ CBRE Real Assets ETF	—	81,160	—
IQ Winslow Large Cap Growth ETF	506,500	—	—
IQ Winslow Focused Large Cap Growth ETF	2,700	—	—

6. OTHER AFFILIATED PARTIES AND TRANSACTIONS

For the purposes of the financial statements, the Funds assume the following to be holdings by affiliates. As of April 30, 2024, affiliated transactions, if any, are listed at the end of the Fund’s respective Schedule of Investments.

Notes to Financial Statements (continued)

April 30, 2024

The Advisor is an affiliate of New York Life Investment Management LLC (“NYLIM”). The following table reflects shares of a Fund beneficially owned by NYLIM or funds or accounts managed by NYLIM where such holdings exceed 5% of the shares of the Fund. As of April 30, 2024, NYLIM or funds or accounts managed by NYLIM were not known to own beneficially greater than 5% of the shares of any Fund except as set forth below.

New York Life Investment Management LLC

Fund	% of Ownership
IQ MacKay ESG Core Plus Bond ETF	94.6%
IQ MacKay ESG High Income ETF	98.8%
IQ MacKay California Municipal Intermediate ETF	40.4%
IQ CBRE Real Assets ETF	95.0%
IQ Winslow Large Cap Growth ETF	97.2%
IQ Winslow Focused Large Cap Growth ETF	90.9%

7. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short-term investments) for the year ended April 30, 2024 are as follows:

Fund	Purchases	Sales	Purchases In-Kind	Sales In-Kind
IQ MacKay ESG Core Plus Bond ETF	$273,668,734	$298,826,826	$—	$—
IQ MacKay ESG High Income ETF	98,551,572	45,827,190	—	—
IQ MacKay Municipal Insured ETF	276,662,929	183,710,896	—	—
IQ MacKay Municipal Intermediate ETF	385,333,809	136,886,258	—	—
IQ MacKay California Municipal Intermediate ETF	22,303,045	47,017,895	—	—
IQ CBRE Real Assets ETF	3,257,897	3,245,226	4,983,992	—
IQ Winslow Large Cap Growth ETF	15,785,144	15,714,434	1,588,746	—
IQ Winslow Focused Large Cap Growth ETF	4,766,913	4,849,969	385,151	—

8. DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts

The Funds entered into futures contracts to help manage the duration and yield curve position of the Funds while minimizing the exposure to wide bid/ask spreads in traditional bonds. A futures contract is an agreement to purchase or sell a specified quantity of an underlying instrument at a specified future date and price, or to make or receive a cash payment based on the value of a financial instrument (e.g., foreign currency, interest rate, security or securities index). A Fund is subject to risks such as market price risk and/or interest rate risk in the normal course of investing in these transactions. Upon entering into a futures contract, a Fund is required to pledge to the broker or futures commission merchant an amount of cash and/or U.S. government securities equal to a certain percentage of the collateral amount, known as the “initial margin.” During the period the futures contract is open, changes in the value of the contract are recognized as unrealized appreciation or depreciation by marking to market such contract on a daily basis to reflect the market value of the contract at the end of each day’s trading. A Fund agrees to receive from or pay to the broker or futures commission merchant an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin.” When the futures contract is closed, a Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract.

Notes to Financial Statements (continued)

April 30, 2024

The use of futures contracts involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The contract or notional amounts and variation margin reflect the extent of a Fund’s involvement in open futures positions. There are several risks associated with the use of futures contracts as hedging techniques. There can be no assurance that a liquid market will exist at the time when a Fund seeks to close out a futures contract. If no liquid market exists, a Fund would remain obligated to meet margin requirements until the position is closed. Futures may involve a small initial investment relative to the risk assumed, which could result in losses greater than if they had not been used.

Futures may be more volatile than direct investments in the instrument underlying the futures and may not correlate to the underlying instrument, causing a given hedge not to achieve its objective. A Fund’s activities in futures contracts have minimal counterparty risk as they are conducted through regulated exchanges that guarantee the futures against default by the counterparty. In the event of a bankruptcy or insolvency of a futures commission merchant that holds margin on behalf of a Fund, a Fund may not be entitled to the return of the entire margin owed to a Fund, potentially resulting in a loss. A Fund’s investment in futures contracts and other derivatives may increase the volatility of the Fund’s NAV and may result in a loss to the Fund. As of April 30, 2024, the open futures contracts for IQ MacKay ESG Core Plus Bond ETF are shown in the Schedule of Investments.

Quantitative Disclosure of Derivative Holding

The following tables show additional disclosures related to each Fund’s derivative and holding activities, including how such activities are accounted for and their effect in each Fund’s financial positions, performance and cash flows.

The fair value of derivative instruments reflected on the Statements of Assets and Liabilities were as follows:

Asset Derivatives	Interest Risk
IQ MacKay ESG Core Plus Bond ETF
Unrealized appreciation on futures contracts[1]	$121,354

Liability Derivatives	Interest Risk
IQ MacKay ESG Core Plus Bond ETF
Unrealized depreciation on futures contracts[1]	$970,863

1Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedules of Investments. Only unsettled variation margin is reported within the Statements of Assets and Liabilities.

Transactions in derivative instruments reflected on the Statements of Operations during the year ended April 30, 2024 were as follows:

Interest Risk
IQ MacKay ESG Core Plus Bond ETF
Realized gain (loss)
Futures contracts	$(2,487,215)
Changes in Unrealized appreciation (depreciation)
Futures contracts	$(1,945,694)

For the year ended April 30, 2024, the monthly average notional value of the futures contracts held by the Fund were as follows:

Average Notional Value
IQ MacKay ESG Core Plus Bond ETF
Asset Derivatives
Futures contracts	$39,961,513
Liability Derivatives
Futures contracts	$8,564,409

Notes to Financial Statements (continued)

April 30, 2024

9. RISKS INVOLVED WITH INVESTING IN THE FUNDS

The Funds are subject to the principal risks described below, some or all of these risks may adversely affect a Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. As with any investment, an investment in a Fund could result in a loss or the performance of a Fund could be inferior to that of other investments.

California State Specific Risk1

Investments in municipal bonds issued by, or on behalf of, the State of California, and its political subdivisions, agencies and instrumentalities, will be impacted by events in California that may affect the value of the Fund’s investments and performance. These events may include fiscal or political policy changes, tax base erosion, budget deficits and other financial difficulties. Any deterioration of California’s fiscal situation and economic situation of its municipalities could cause greater volatility and increase the risk of investing in California.

Debt Securities Risk

The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by, among other things, economic or political developments in a specific country, industry or region. Debt securities are also subject to the risks associated with changes in interest rates. Debt investments are subject to many risks, including, but not limited to, interest rate risk, credit risk, market risk, regulatory risk, price volatility and liquidity risk. There is a risk that an issuer or guarantor of a debt investment might be unable or unwilling to meet its financial obligations and might not make interest or principal payments on an instrument when those payments are due (“default”). Defaults may potentially reduce a Fund’s income or ability to recover amounts due, and may reduce the value of the debt investment, sometimes dramatically. Certain debt investments may be difficult to value, purchase, or sell, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale.

Debt securities most frequently trade in institutional round lot size transactions. If a Fund purchases bonds in amounts less than the institutional round lot size, which are frequently referred to as “odd” lots, the odd lot size positions may have more price volatility than institutional round lot size positions. The Fund uses a third-party pricing service to value bond holdings and the pricing service values bonds assuming orderly transactions of an institutional round lot size.

Derivatives Risk

Derivative strategies may expose a Fund to greater risk than if it had invested directly in the underlying instrument and often involve leverage, which may exaggerate a loss, potentially causing a Fund to lose more money than it originally invested and would have lost had it invested directly in the underlying instrument. Derivatives may be difficult to sell, unwind or value. Derivatives may also be subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its contractual obligations to the Fund. Futures may be more volatile than direct investments in the instrument underlying the contract and may not correlate perfectly to the underlying instrument. Futures and other derivatives also may involve a small initial investment relative to the risk assumed, which could result in losses greater than if they had not been used. Due to fluctuations in the price of the underlying asset, a Fund may not be able to profitably exercise an option and may lose its entire investment in an option. Derivatives may also increase the expenses of a Fund.

ESG Investing Style Risk2

A Fund seeks exposure to the securities of companies meeting environmental, social and corporate governance investing criteria. A Fund excludes or limits exposure to securities of certain issuers for non-financial reasons, and a Fund may forgo some market opportunities available to funds that do not use these criteria. The application

1 Applies to IQ MacKay California Municipal Intermediate ETF.

2 Applies to IQ MacKay ESG Core Plus Bond ETF and IQ MacKay ESG High Income ETF.

Notes to Financial Statements (continued)

April 30, 2024

of ESG investing criteria may affect the Fund’s exposure to certain sectors or types of investments and may impact the Fund’s relative investment performance depending on whether such sectors or investments are in or out of favor in the market. ESG investing is subjective by nature, and therefore offers no guarantee that the ESG criteria utilized by the Subadvisor will accurately provide exposure to issuers meeting environmental, social and corporate governance criteria or any judgment exercised by the Subadvisor will reflect the beliefs or values of any particular investor. In addition, ESG investing is dependent upon information and data that may be incomplete, inaccurate or unavailable, which could adversely affect the analysis of the factors relevant to a particular investment.

Large Investment Risk

From time to time, a Fund may receive large purchase or redemption orders from affiliated or unaffiliated funds or other investors. Such large transactions could have adverse effects on a Fund’s performance if a Fund were required to sell securities or invest cash at times when it otherwise would not do so. This activity could also accelerate the realization of capital gains and increase a Fund’s transaction costs.

LIBOR Replacement Risk

A Fund may invest in certain debt securities, derivatives or other financial instruments that have relied or continue to rely on LIBOR, as a “benchmark” or “reference rate” for various interest rate calculations. As of January 1, 2022, the United Kingdom Financial Conduct Authority (“FCA”), which regulates LIBOR, ceased its active encouragement of banks to provide the quotations needed to sustain most LIBOR rates due to the absence of an active market for interbank unsecured lending and other reasons. In connection with supervisory guidance from U.S. regulators, certain U.S. regulated entities have generally ceased to enter into certain new LIBOR contracts after January 1, 2022. On March 15, 2022, the Adjustable Interest Rate (LIBOR) Act was signed into law. This law provides a statutory fallback mechanism on a nationwide basis to replace LIBOR with a benchmark rate that is selected by the Board of Governors of the Federal Reserve System and based on SOFR (which measures the cost of overnight borrowings through repurchase agreement transactions collateralized with U.S. Treasury securities) for tough legacy contracts. On February 27, 2023, the Federal Reserve System’s final rule in connection with this law became effective, establishing benchmark replacements based on SOFR and Term SOFR (a forward-looking measurement of market expectations of SOFR implied from certain derivatives markets) for applicable tough legacy contracts governed by U.S. law. In addition, the FCA has announced that it will require the publication of synthetic LIBOR for the one-month, three-month and six-month U.S. Dollar LIBOR settings after June 30, 2023 through at least September 30, 2024. Certain of the Fund’s investments may involve individual tough legacy contracts which may be subject to the Adjustable Interest Rate (LIBOR) Act or synthetic LIBOR and no assurances can be given that these measures will have had the intended effects. Although the transition process away from LIBOR for many instruments has been completed, some LIBOR use is continuing and there are potential effects related to the transition away from LIBOR or continued use of LIBOR on the Fund.

The elimination of LIBOR or changes to other reference rates or any other changes or reforms to the determination or supervision of reference rates could have an adverse impact on the market for, or value of, any securities or payments linked to those reference rates, which may adversely affect the Fund’s performance and/or net asset value. It could also lead to a reduction in the interest rates on, and the value of, some LIBOR-based investments and reduce the effectiveness of hedges mitigating risk in connection with LIBOR-based investments. Uncertainty and risk also remain regarding the willingness and ability of issuers and lenders to include enhanced provisions in new and existing contracts or instruments. Consequently, the transition away from LIBOR to other reference rates may lead to increased volatility and illiquidity in markets that are tied to LIBOR, fluctuations in values of LIBOR-related investments or investments in issuers that utilize LIBOR, increased difficulty in borrowing or refinancing and diminished effectiveness of hedging strategies, adversely affecting the Fund’s performance. Furthermore, the risks associated with the expected discontinuation of LIBOR and transition may be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner. The usefulness of LIBOR as a benchmark could deteriorate anytime during this transition period. Any such effects of the transition process, including unforeseen effects, could result in losses to a Fund.

Notes to Financial Statements (continued)

April 30, 2024

Market Disruption Risk and Recent Market Events

Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, public health crises and related geopolitical events have led, and in the future may lead, to disruptions in the U.S. and world economies and markets, which may increase financial market volatility and have significant adverse direct or indirect effects on a Fund and its investments. Market disruptions could cause a Fund to lose money, experience significant redemptions, and encounter operational difficulties. Although multiple asset classes may be affected by a market disruption, the duration and effects may not be the same for all types of assets.

Recent market disruption events include the pandemic spread of the novel coronavirus known as COVID-19, and the significant restrictions, market volatility, decreased economic and other activity and increased government activity that it has caused. While vaccines have been developed, there is no guarantee that vaccines will be effective against emerging future variants of the disease. As this global pandemic illustrated, such events may affect certain geographic regions, countries, sectors and industries more significantly than others.

Ongoing armed conflicts between Russia and Ukraine in Europe and among Israel, Hamas and other militant groups in the Middle East, have caused and could continue to cause significant market disruptions and volatility within the markets in Russia, Europe, the Middle East and the United States. The hostilities and resulting sanctions have and could continue to have a significant impact on a Fund’s investments as well as Fund performance and liquidity. The economies of the United States and its trading partners, as well as the financial markets generally, may be adversely impacted by trade disputes and other matters. Further, large corporations and U.S. and foreign governmental entities may divest interests or otherwise curtail business dealings in these countries. These events may result in a loss of liquidity and value of these countries’ securities and, in some cases, a complete inability to trade or settle trades in such securities.

Changing interest rate environments (whether downward or upward) impact the various sectors of the economy in different ways. For example, low interest rate environments tend to be a positive factor for the equity markets, whereas high interest rate environments tend to apply downward pressure on earnings and stock prices. Likewise, during periods when interest rates are increasing (rather than stagnant in a high or low interest rate environment), the price of fixed income investments tend to fall as investors begin to seek higher-yielding investments. Accordingly, a Fund is subject to heightened interest rate risk during periods of low interest rates. During rising interest rate environments, the Funds may be adversely affected, especially those Funds that are more susceptible to interest rate risk (e.g., those funds that hold fixed income investments or that invest in equity securities of issuers who are adversely affected by rising interest rates). As a means to fight inflation, which remains at elevated levels, the Federal Reserve and certain foreign central banks have raised interest rates and may continue to do so. U.S. regulators have proposed several changes to market and issuer regulations which would directly impact a Fund, and any regulatory changes could adversely impact a Fund’s ability to achieve its investment strategies or make certain investments.

Recent and potential future bank failures could result in disruption to the broader banking industry or markets generally and reduce confidence in financial institutions and the economy as a whole, which may also heighten market volatility and reduce liquidity. Events in the financial sector may result in reduced liquidity in the credit, fixed-income and other financial markets and an unusually high degree of volatility in the financial markets, both domestically and internationally. Certain isolated events in a financial market may also result in systemic adverse consequences across broader segments of the financial markets (domestically, regionally, or globally) in unanticipated or unforeseen ways. Such events may result from unregulated markets, systemic risk, natural market forces, bad actors, or other unforeseen scenarios.

10. SUBSEQUENT EVENTS

On March 28, 2024, the Board, upon the recommendation from the Fund’s Advisor, approved a proposal to change the name of the IndexIQ Active ETF Trust to New York Life Investments Active ETF Trust to be effective August 28, 2024.

Notes to Financial Statements (continued)

April 30, 2024

In addition, the Board, upon the recommendation from the Fund’s Advisor, approved a proposal to change the name of the Funds. The name of each Fund, as set forth in the table below is effective August 28, 2024.

Current Fund Name	New Fund Name
IQ MacKay ESG Core Plus Bond ETF	NYLI MacKay ESG Core Plus Bond ETF
IQ MacKay ESG High Income ETF	NYLI MacKay ESG High Income ETF
IQ MacKay Municipal Insured ETF	NYLI MacKay Muni Insured ETF
IQ MacKay Municipal Intermediate ETF	NYLI MacKay Muni Intermediate ETF
IQ MacKay California Municipal Intermediate ETF	NYLI MacKay California Muni Intermediate ETF
IQ CBRE Real Assets ETF	NYLI CBRE Real Assets ETF
IQ Winslow Large Cap Growth ETF	NYLI Winslow Large Cap Growth ETF
IQ Winslow Focused Large Cap Growth ETF	NYLI Winslow Focused Large Cap Growth ETF

The Board of Trustees of the IndexIQ Active ETF Trust approved the investment management services provided by IndexIQ Advisors LLC, an indirect, wholly owned subsidiary of New York Life Insurance Company (“NYL”), will be transferred to New York Life Investment Management LLC (“NYLIM”), which is also an indirect, wholly owned subsidiary of NYL. NYLIM will assume the duties and obligations of IndexIQ Advisors LLC under the investment advisory agreement and the personnel at IndexIQ Advisors LLC who currently provide investment services to the Funds will continue to provide the same investment management services to the Funds through NYLIM.

On June 12, 2024, the Board of Trustees approved the IQ Winslow Large Cap Growth ETF and IQ Winslow Focused Large Cap Growth ETF structure change from a semi-transparent ETF, which does not publicly disclose all its portfolio holdings on a daily basis, to a fully transparent ETF, which will disclose all of its portfolio holdings on a daily basis effective August 28, 2024.

Other than the name changes to the Trust and the Funds, the investment advisor change and the IQ Winslow Large Cap Growth ETF and IQ Winslow Focused Large Cap Growth ETF’s structure change from a semi-transparent ETF to a fully transparent ETF management has determined that there were no other material events that would require disclosure in the preparation of these financial statements.

Report of Independent Registered Public Accounting Firm

April 30, 2024

To the Board of Trustees of IndexIQ Active ETF Trust and Shareholders of each of the eight funds listed in the table below

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (eight of the funds constituting IndexIQ Active ETF Trust, hereafter collectively referred to as the “Funds”) as of April 30, 2024, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of April 30, 2024, the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, and each of the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.

IQ MacKay ESG Core Plus Bond ETF(1)	IQ MacKay California Municipal Intermediate ETF(1)
IQ Mackay ESG High Income ETF(2)	IQ CBRE Real Assets ETF(4)
IQ MacKay Municipal Insured ETF(1)	IQ Winslow Large Cap Growth ETF(3)
IQ MacKay Municipal Intermediate ETF(1)	IQ Winslow Focused Large Cap Growth ETF(3)

(1)Statement of operations for the year ended April 30, 2024 and statement of changes in net assets for the years ended April 30, 2024 and 2023

(2)Statement of operations for the year ended April 30, 2024, and statement of changes in net assets for the year ended April 30, 2024 and the period October 25, 2022 (commencement of operations) through April 30, 2023

(3)Statement of operations for the year ended April 30, 2024, and statement of changes in net assets for the year ended April 30, 2024 and the period June 23, 2022 (commencement of operations) through April 30, 2023

(4)Statement of operations and statement of changes in net assets for the period May 10, 2023 (commencement of operations) through April 30, 2024

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of April 30, 2024 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

New York, New York
June 25, 2024

We have served as the auditor of one or more investment companies in the IndexIQ Complex since 2015.

Liquidity Risk Management Program (unaudited)

April 30, 2024

In compliance with Rule 22e-4 under the Investment Company Act of 1940, the funds of IndexIQ Active ETF Trust (the “Funds”) have adopted and implemented a liquidity risk management program (the “Program”), which IndexIQ Advisors LLC believes is reasonably designed to assess and manage the Funds’ liquidity risk. The Board of Trustees (the “Board”) designated IndexIQ Advisors LLC as administrator of the Program (the “Administrator”). The Program Administrator’s Liquidity Risk Management Committee assists the Administrator in the implementation and day-to-day administration of the Program and to otherwise support the Administrator in fulfilling its responsibilities under the Program.

At a meeting of the Board held on March 28, 2024, the Administrator provided the Board with a written report addressing the Program’s operation, adequacy, and effectiveness of implementation for the period from January 1, 2023 through December 31, 2023 (the “Reporting Period”), as required under the Liquidity Rule. The report noted that the Administrator concluded that: (i) the Program operated effectively to assess and manage the Funds’ liquidity risk; (ii) the Program has been adequately and effectively implemented to monitor and, as applicable, respond to the Funds’ liquidity developments; and (iii) each Fund’s investment strategy continues to be appropriate for an open-end fund.

In accordance with the Program, each Fund’s liquidity risk is assessed no less frequently than annually taking into consideration certain factors, as applicable, such as: (i) each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (ii) each Fund’s short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions; (iii) each Fund’s holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources; (iv) the relationship between each Fund’s portfolio liquidity and the way in which, and the prices and spreads at which, Fund shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants; and (v) the effect of the composition of baskets on the overall liquidity of each Fund’s portfolio.

Each Fund portfolio investment (except the IQ Winslow Large Cap Growth ETF and IQ Winslow Focused Large Cap Growth ETF) is classified into one of four liquidity categories. The classification is based on a determination of the number of days it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. The Administrator has delegated liquidity classification determinations to each Fund’s sub-adviser, subject to appropriate oversight by the Administrator, and classification determinations are made by taking into account each Fund’s reasonably anticipated trade size, various market, trading, and investment-specific considerations, as well as market depth, and, in certain cases, third-party vendor data.

The Liquidity Rule requires funds that do not primarily hold assets that are highly liquid investments to adopt a minimum amount of net assets that must be invested in highly liquid investments that are assets (“HLIM”). In addition, the Liquidity Rule limits a fund’s investments in illiquid investments. Specifically, the Liquidity Rule prohibits acquisition of illiquid investments if doing so would result in a fund holding more than 15% of its net assets in illiquid investments that are assets. The Program includes provisions reasonably designed to determine, periodically review, and comply with the HLIM requirement, as applicable, and to comply with the 15% limit on illiquid investments.

There were no material changes to the Program during the Reporting Period. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

Supplemental Information (unaudited)

April 30, 2024

Federal Tax Status of Dividends Declared During the Tax Year

For Federal individual income tax purposes, certain dividends paid for the fiscal year ended April 30, 2024 are attributable to interest income from Tax Exempt Municipal Bonds. Such dividends are currently exempt from Federal income taxes under Section 103(a) of the Internal Revenue Code.

IQ MacKay Municipal Insured ETF	98.02%
IQ MacKay Municipal Intermediate ETF	98.05%
IQ MacKay California Municipal Intermediate ETF	99.38%

Qualified Dividend Income — Certain dividends paid by the fund may be subject to a maximum tax rate of 20%,as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of ordinary income distributions for the fiscal year ended April 30, 2024 taxed at a maximum rate of 20% is as follows:

IQ CBRE Real Assets ETF	62.99%
IQ Winslow Large Cap Growth ETF	100.00%
IQ Winslow Focused Large Cap Growth ETF	52.97%

Dividends Received Deduction — For corporate shareholders, the percentage of ordinary income distributions for the year ended April 30, 2024 that qualifies for the dividends received deduction is as follows:

IQ CBRE Real Assets ETF	32.99%
IQ Winslow Large Cap Growth ETF	100.00%
IQ Winslow Focused Large Cap Growth ETF	50.83%

In January 2025, you will be advised on IRS Form 1099 DIV as to the Federal tax status of the distributions received by you in calendar year 2024

Board Review of Investment Advisory Agreements (unaudited)

April 30, 2024

Approval Relating To Annual Continuation of the Advisory Agreement and Sub-Advisory Agreements

The Board (the members of which are referred to as “Trustees”) met by videoconference on March 28, 2024, pursuant to an order issued by the U.S. Securities and Exchange Commission’s Division of Investment Management temporarily exempting fund boards from the in-person approval requirements of certain provisions of the Investment Company Act of 1940, as amended (“1940 Act”), in light of the impact of COVID-19 to consider the approval of the continuation, for an additional year, of the Advisory Agreement with respect to the series of the Trust for which the agreement applies (the “Funds”). The Board noted that the Advisory Agreement was between the Trust and IndexIQ Advisors LLC (the “Advisor”). In addition, the Board considered the continuation of the Sub-Advisory Agreement between the Advisor and MacKay Shields LLC (“MacKay”), with respect to the IQ MacKay ESG Core Plus Bond ETF, IQ MacKay ESG High Income ETF, IQ MacKay Municipal Insured ETF, IQ MacKay Municipal Intermediate ETF and IQ MacKay California Municipal Intermediate ETF and the Sub-Advisory Agreement between the Advisor and Winslow Capital Management, LLC (“Winslow”), with respect to the IQ Winslow Large Cap Growth ETF and IQ Winslow Focused Large Cap Growth ETF (MacKay and Winslow, collectively, the “Sub-Advisors” and each a “Sub-Advisor”).

In accordance with Section 15(c) of the 1940 Act, the Board requested, reviewed and considered materials furnished by the Advisor relevant to the Board’s consideration of whether to approve the continuation of the Advisory Agreement with respect to the Funds, and from the Sub-Advisors and the Advisor relevant to the Board’s consideration of whether to approve the continuation of each Sub-Advisory Agreement as it relates to IQ MacKay ESG Core Plus Bond ETF, IQ MacKay ESG High Income ETF, IQ MacKay Municipal Insured ETF, IQ MacKay Municipal Intermediate ETF, IQ MacKay California Municipal Intermediate ETF, IQ Winslow Large Cap Growth ETF and IQ Winslow Focused Large Cap Growth ETF (each a “Sub-Advised Fund” and collectively, the “Sub-Advised Funds”). In connection with considering approval of the continuation of the Advisory Agreement and Sub-Advisory Agreements, the Trustees who are not “interested persons” of the Trust, as that term is defined in the 1940 Act (the “Independent Trustees”), met in executive session with counsel to the Independent Trustees, who provided assistance and advice. The consideration of the continuation of the Advisory Agreement and Sub-Advisory Agreements was conducted by both the full Board and the Independent Trustees, who also voted separately.

During their review and consideration, the Board and the Independent Trustees focused on and analyzed the factors they deemed relevant, including: (1) the nature, extent and quality of the services provided by the Advisor to the Funds and by MacKay and Winslow with respect to the Sub-Advised Funds, and the fees charged by the Advisor and each Sub-Advisor; (2) information concerning the business and operations, compliance program and portfolio management teams of the Advisor and each Sub-Advisor; (3) the expense levels of each Fund; (4) the investment performance of the Funds; (5) the costs of the services provided and profits realized by the Advisor and its affiliates from the relationship with the Trust, including expense limitation agreements and fee waiver agreements between the Advisor and certain Funds; (6) the extent to which economies of scale would be realized as each Fund grows; (7) any “fall-out” benefits derived or to be derived by the Advisor or each Sub-Advisor from their relationships with the Trust; and (8) potential conflicts of interest. The Board considered that the Funds were actively managed exchange-traded funds (“ETFs”).

In reviewing such factors, the Board relied on certain information, including (1) a copy of the Advisory Agreement; (2) a copy of each Sub-Advisory Agreement; (3) information about applicable expense limitation and fee waiver agreements; (4) information describing the Advisor, MacKay and Winslow and the services provided thereby; (5) information regarding the respective compliance program and portfolio management teams of the Advisor and each Sub-Advisor; (6) copies of the Form ADV for each of the Advisor and each Sub-Advisor; (7) memoranda and guidance from legal counsel to the Independent Trustees on the fiduciary responsibilities of trustees, including Independent Trustees, in considering advisory and distribution agreements under the 1940 Act; (8) materials provided by each of the Advisor and each Sub-Advisor in response to a 15(c) request for information from legal counsel to the Independent Trustees; and (9) a presentation by personnel of the Advisor. In addition, the Board was provided data comparing the advisory fees and operating expenses (including acquired fund fees and expenses, as applicable) of the Funds with expenses and performance of other registered investment companies with similar investment objectives and policies. The Trustees also considered their personal experiences as Trustees and participants in the investment management industry, as applicable, including their experiences with the Advisor in respect of series of the Trust and IndexIQ ETF Trust.

Board Review of Investment Advisory Agreements (unaudited) (continued)

April 30, 2024

In particular, the Trustees including the Independent Trustees, considered and discussed the following with respect to the Funds:

1.The nature, extent and quality of the facilities and services provided by the Advisor and each Sub-Advisor. The Board reviewed the services that the Advisor and each Sub-Advisor provide to the respective Funds, noting that they had continually reviewed and overseen such services throughout the past year. The Board noted the responsibilities that the Advisor and the Sub-Advisors have as the investment advisor and sub-advisors to the respective Funds, including overall supervisory responsibility for the general management and investment of each Fund’s securities portfolio, monitoring fund compliance with regulatory requirements and Fund objectives and policies, daily monitoring of the portfolio, overseeing Fund service providers, providing officers for the Funds, ongoing reporting to the Board, and the implementation of Board directives as they relate to the Funds.

The Board reviewed the Advisor’s and each Sub-Advisor’s experience, resources, and strengths in managing ETFs and other investment mandates, including the Advisor’s management of the Funds and the funds of the IndexIQ ETF Trust. The Board also considered the experience of each Sub-Advisor’s team in managing strategies and asset classes similar to the Sub-Advised Funds, and their tenure in managing the portfolios of the operational Sub-Advised Funds. The Board also noted and discussed with the Advisor the resources and additional support and personnel from its affiliates New York Life Investment Management LLC (“NYLIM”) and New York Life Insurance Company, which resources enhance and support the work of the Advisor’s officers and staff. The Board also considered the tenure and experience of the personnel at the Advisor providing management and administrative services to the Funds. The Board also considered the Advisor’s marketing and distribution strategy, including the various services engaged by the Advisor in seeking to market and grow assets in the Funds.

Based on their consideration and review of the foregoing information, the Board concluded that each Fund was likely to continue to benefit from the nature, quality, and extent of these services, as well as the Advisor’s and each Sub-Advisor’s ability to render such services based on its personnel, experience, operations, and resources.

2.Comparison of services provided and fees charged by the Advisor and each Sub-Advisor and other investment advisors to similar clients, and the cost of the services provided and profits realized by the Advisor and each Sub-Advisor from their relationships with the respective Funds. The Board then compared both the services rendered and the fees paid with respect to the Funds pursuant to the Advisory Agreement and each Sub-Advisory Agreement to contracts of other registered investment advisors providing services to similar ETFs. The Board also considered that the Advisor is responsible for payment of the sub-advisory fee to the Sub-Advisors pursuant to each Sub-Advisory Agreement, and that shareholders of the Sub-Advised Funds do not directly pay the sub-advisory fee.

In particular, the Board compared each Fund’s advisory fee and expense ratio (including acquired fund fees and expenses, as applicable) to other investment companies considered to be in each such Fund’s peer group. The Advisor presented information on how peer groups were selected for the Funds and explained that peer groups were selected using an objective methodology by a NYLIM team.

The Board noted that certain Funds had peer groups of limited size and, in certain cases, with substantial differences in portfolio management and operational costs. The Board was presented with information describing the Funds’ performance and fees, with information relative to peer groups. The Board considered unique characteristics of certain Funds relative to peer groups, particularly where such Funds had fee or total expense ratios that diverged from the median levels of the applicable peer group. The Board also discussed price pressure in the general ETF marketplace and the impact of market pressures on the price levels for actively managed ETFs such as the Funds. The Board considered the level of each of the fees under the Advisory Agreement in the context of the services being provided.

Board Review of Investment Advisory Agreements (unaudited) (continued)

April 30, 2024

Additionally, the Trustees considered that the Advisor had put in place expense limitation agreements whereby the Advisor reimburses expenses and/or waives fees to limit the impact above set thresholds of certain expenses on shareholders of the Funds. The Board noted that such expense limitation agreements were reflected in the peer group analysis provided by the Advisor. The Board further noted that the Advisor had put in place permanent expense limitation and/or fee waiver agreements for certain Funds, which were subject to termination by the Board.

After comparing each Fund’s fees with those of other investment companies in the Fund’s peer group, and in light of the nature, quality, and extent of services provided by the Advisor and each Sub-Advisor and the costs incurred by the Advisor and each Sub-Advisor in rendering those services, the Board concluded that the level of fees paid (or proposed to be paid) to the Advisor with respect to each Fund and to the Sub-Advisors with respect to each Sub-Advised Fund, is fair and reasonable.

3.The Advisor’s, MacKay’s and Winslow’s profitability and the extent to which economies of scale would be realized as the Funds grow and whether fee levels would reflect such economies of scale. The Board discussed with the Advisor the costs and profitability of the Advisor in connection with its serving as investment advisor to each Fund, including operational costs. The Board also discussed additional resources available to the Advisor as part of a larger organization, including the investment of financial and human resources into the Advisor and additional support to market and distribute the Funds.

The Board considered information regarding the strategy of the Advisor to grow assets in the Funds during the calendar year, including the marketing and distribution details that were provided in the Board materials. The Board reviewed the net asset levels of the Funds and the impact of both high and low asset levels on such Funds. The Advisor presented to the Board information on the operating profits on a year over year basis. The Board also considered the impact of future asset growth on the services required and fees paid to each Sub-Advisor, noting again that such fees were paid by the Advisor out of its management fees. The Board considered whether the continued operation of certain Funds that had not attracted significant assets under management would be profitable to the Advisor and determined to continue to review the asset levels of the Funds in relation to the Advisor’s profitability. The Board also noted the existence of the Expense Limitation Agreement, and its respective impact on costs to shareholders and profitability of the Advisor.

The Board concluded that the fees paid to the Advisor and the Sub-Advisors, respectively, were reasonable when considering the relative asset levels and profitability of the Funds to the Advisor.

4.Investment performance of the Funds. The Board considered the investment performance of the existing Funds. In particular, the Board considered the investment performance of the Funds relative to their stated objectives and the success of the Advisor and each Sub-Advisor in reaching such objectives. The Board considered each Fund’s investment performance compared to its benchmark and peer group. The Board considered that certain Funds had recently launched and had limited performance and operational history to consider.

The Board concluded that the investment performance of the Funds supported the approval of the Advisory Agreement and each Sub-Advisory Agreement.

The Board agreed that it had been furnished with sufficient information, both at the meeting and in its ongoing oversight of the Funds, to make an informed business decision with respect to the Advisory Agreement for the Funds and, with respect to the Sub-Advised Funds, the Sub-Advisory Agreements. Based on the foregoing and such other matters as were deemed relevant, and while no single factor was determinative in the decision, the Independent Trustees concluded that the terms of the Advisory Agreement with the Advisor and the Sub-Advisory Agreements between the Advisor and each Sub-Advisor were reasonable and fair to the Funds and to recommend to the Board the approval of the Advisory Agreement and Sub-Advisory Agreements. As a result, all of the Board members, including the Independent Trustees, determined that the continuation of the Advisory Agreement with the Advisor and continuation of each Sub-Advisory Agreement was in the best interests of each applicable Fund and its shareholders. The Board and the Independent Trustees, voting separately, approved the continuation of the Advisory Agreement and Sub-Advisory Agreements for an additional one-year period.

Board of Trustees and Officers (unaudited)

The Board oversees the IndexIQ ETF Trust, IndexIQ Active ETF Trust, the Advisor and the Subadvisors. Information pertaining to the Trustees and Officers of the Funds is set forth below. Additional information about the Funds’ Trustees and Officers may be found in each Funds’ Statement of Additional Information, which is available without charge, upon request, by calling toll-free: 1-888-474-7725 or online at the Funds’ website: newyorklifeinvestments.com/etf.

Independent Trustees

Name and Year of Birth(1)	Position(s) Held with Trust	Term of Office and Length of Time Served(2)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee(3)	Other Directorships Held by Trustee During Past 5 Years
Lofton Holder, 1964	Trustee	Since June 2022	Retired; formerly, Managing Partner and Co-Founder, Pine Street Alternative Asset Management (2011 – 2019).	22

Board Member, Golub Capital BDC, Inc., Golub Capital BDC 3, Inc., and Golub Capital Direct Lending Corporation (each, a business development company) (2021 – present); Board Member, Manning & Napier (investment manager) (2021 – present).

Michael A. Pignataro, 1959	Trustee	Since April 2015	Retired; formerly, Director, Credit Suisse Asset Management (2001 to 2012); and Chief Financial Officer, Credit Suisse Funds (1996 to 2013).	22	The New Ireland Fund, Inc. (closed-end fund) (2015 to 2023).
Paul D. Schaeffer, 1951	Trustee Chair of the Board	Since April 2015 Since March 2023	President, ASP (dba Aspiring Solution Partners) (financial services consulting) (2013 to present); Consultant and Executive Advisor, Aquiline Capital Partners LLC (private equity investment) (2014 to present).	22

Management Board Member, RIA in a Box LLC (financial services consulting) (2018 to 2021); Context Capital Funds (mutual fund trust) (2 Portfolios) (2014 to 2018); Management Board Member, Altegris Investments, LLC (registered broker-dealer) (2016 to 2018); Management Board Member, AssetMark Inc. (financial services consulting) (2016 to 2017); PopTech! (conference operator) (2012 to 2016); Board Member, Pathways Core Training (nonprofit) (2019 to present); Board Member, Center for Collaborative Investigative Journalism (non-profit) (2020-present).

Michelle A. Kinch, 1975	Trustee	Since June 2022	Visiting Scholar, Harvard Business School (2020 to present); Visiting Assistant Professor of Operations Management, Boston University Questrom School of Business (2020 to present); Business researcher and consultant, self-employed (2013 – 2020).	22

U.S. Charitable Gift Trust (public charity offering donor-advised funds and trust products) (2017 –present); Pathstone (investment advisory firm offering comprehensive family office services) (2022-present).

Board of Trustees and Officers (unaudited) (continued)

Interested Trustee
Name and Year of Birth(1)	Position(s) Held with Trust	Term of Office and Length of Time Served(2)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee(3)	Other Directorships Held by Trustee During Past 5 Years
Kirk C. Lehneis, 1974(4)	Trustee and President	Since January 2018	Chief Operating Officer and Senior Managing Director, New York Life Investment Management LLC (since 2016); Chief Executive Officer, IndexIQ Advisors LLC (since 2018); Chairman of the Board, NYLIM Service Company LLC (since September 2017); President, MainStay DefinedTerm Municipal Opportunities Fund, MainStay Funds, MainStay Funds Trust, and MainStay VP Funds Trust (since September 2017); President, MainStay CBRE Global Infrastructure Megatrends Fund (since 2021).	22	None.

Officers
Name and Year of Birth(1)	Position(s) Held with Trust	Term of Office and Length of Time Served(2)	Principal Occupation(s) During Past 5 Years
Jack R. Benintende, 1964	Vice President	Since March 2023	Chief Operating Officer, IndexIQ Advisors LLC (since February 2023), Treasurer and Principal Financial and Accounting Officer, MainStay Funds (since 2007) and MainStay Funds Trust (since 2009).
Adefolahan Oyefeso, 1974	Treasurer, Principal Financial Officer and Principal Accounting Officer	Since April 2018	Director of Operations & Finance, IndexIQ Advisors (2015 to present); Director of the Fund Administration Client Service Department at The Bank of New York Mellon (2007 to 2015).
Matthew V. Curtin, 1982	Secretary and Chief Legal Officer	Since June 2015

Chief Legal Officer, IndexIQ Advisors LLC (since 2015), Chief Compliance Officer, IndexIQ ETF Trust and IndexIQ Active ETF Trust (June 2015 to January 2017); Associate General Counsel, New York Life Insurance Company (since 2015).

Kevin M. Gleason, 1966	Chief Compliance Officer	Since June 2022

Chief Compliance Officer, IndexIQ ETF Trust and IndexIQ Active ETF Trust, The MainStay Funds, MainStay Funds Trust, MainStay MacKay DefinedTerm Municipal Opportunities Fund, MainStay CBRE Global Infrastructure Megatrends Fund and MainStay VP Funds Trust (since 2022); Senior Vice President, Voya Investment Management, LLC and Chief Compliance Officer, Voya Family of Funds (2012 to 2022).

(1)The address of each Trustee or officer is c/o IndexIQ Advisors, 51 Madison Avenue, New York, New York 10010.

(2)Trustees and Officers serve until their successors are duly elected and qualified.

(3)The Fund is part of a “fund complex” as defined in the 1940 Act. The fund complex includes all operational open-end funds (including all of their portfolios) advised by the Advisor. As of the date of this SAI, the fund complex consists of the Trust’s funds and the funds of IndexIQ ETF Trust.

(4)Mr. Lehneis is an “interested person” of the Trust (as that term is defined in the 1940 Act) because of his affiliations with the Advisor.

IndexIQ Active ETF Trust

Annual Report | April 30, 2024

Q MacKay ESG Core Plus Bond ETF (ESGB)
IQ MacKay ESG High Income ETF (IQHI)
IQ MacKay Municipal Insured ETF (MMIN)
Q MacKay Municipal Intermediate ETF (MMIT)
IQ MacKay California Municipal Intermediate ETF (MMCA)
IQ CBRE Real Assets ETF (IQRA)
IQ Winslow Large Cap Growth ETF (IWLG)
IQ Winslow Focused Large Cap Growth ETF (IWFG)

Investment Advisor
IndexIQ Advisors LLC
51 Madison Avenue
New York, NY 10010

Distributor
ALPS Distributors, Inc.
1290 Broadway, Suite 1100
Denver, CO 80203

Custodian/Fund Administrator/Transfer Agent
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

Legal Counsel
Chapman and Cutler LLP
1717 Rhode Island Avenue
Washington, DC 20036

Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
300 Madison Avenue
New York, NY 10017

5022333ME11a-06/24

(b) Not applicable.

Item 2. Code of Ethics.

(a)	The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c)	There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(d)	The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

[Please verify, please provide further information if this statement is not correct.]

Item 3. Audit Committee Financial Expert.

The Registrant’s Board of Trustees has one audit committee financial expert serving on its Audit Committee, an “independent” Trustee, Michael Pignataro. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the Audit Committee and Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a)	The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $177,500 for 2024 and $167,592 for 2023.

Audit-Related Fees

(b)	The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $0 for 2024 and $0 for 2023.

Tax Fees

(c)	The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $0 for 2024 and $0 for 2023.

All Other Fees

(d)	The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2024 and $0 for 2023.

(e)(1)	Per Rule 2-01(c)(7)(A), the Audit Committee pre-approves all of the Audit, Audit-Related, Tax and Other Fees of the Registrant.

(e)(2)	With respect to the services described in each of Items 4(b) through (d), no amount was approved by the audit committee pursuant to paragraph (c)(7)(A) of Rule 2-01 of Regulation S-X.

(f)	The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was less than fifty percent.

(g)	The aggregate non-audit fees billed by the principal accountant for services rendered to the registrant’s investment adviser (not including any subadvisor whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant were (i) approximately $14,573,000 for the fiscal year ended April 30, 2024, and (ii) $13,219,000 for the fiscal year ended April 30, 2023.

(h)	The registrant’s Audit Committee has determined that the non-audit services rendered by the principal accountant for the fiscal year ended April 30, 2024 to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the registrant’s investment adviser that provides ongoing services to the registrant that were not required to be pre-approved by the Audit Committee because they did not relate directly to the operations and financial reporting of the registrant were compatible with maintaining the respective independence of the principal accountant during the relevant time period.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

(a)	The Fund has a designated Audit Committee in accordance with Section 3(a)(58)(A) of the Securities and Exchange Act of 1934 (the “Exchange Act”) and the members of such committee are Michael Pignataro, Michelle Kinch, Lofton Holder and Paul Schaeffer.

(b)	Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1(a) of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Code of ethics that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of v the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	IndexIQ Active ETF Trust

By (Signature and Title)	/s/ Kirk C. Lehneis
Kirk C. Lehneis (Principal Executive Officer)

Date	July 3, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Kirk C. Lehneis
Kirk C. Lehneis (Principal Executive Officer)

Date	July 3, 2024

By (Signature and Title)	/s/ Adefolahan O. Oyefeso
Adefolahan O. Oyefeso (Principal Financial Officer)

Date	July 3, 2024